UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-7264

 NAME OF REGISTRANT:                     Greater China Growth Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                08/31

 DATE OF REPORTING PERIOD:               07/01/2009 - 06/30/2010


Greater China Growth Portfolio
--------------------------------------------------------------------------------------------------------------------------
 ACER INCORPORATED                                                                           Agenda Number:  702410692
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0003F171
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0002353000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

I.1    To report the business of 2009                            Non-Voting    No vote

I.2    Supervisors' review report                                Non-Voting    No vote

II.1   To accept 2009 Financial Statements and Business          Mgmt          For                            For
       Report

II.2   To approve the proposal for distribution of               Mgmt          For                            For
       2009 profits

II.3   To approve the capitalization of 2009                     Mgmt          For                            For

II.4   To approve the amendments to Acer's Articles              Mgmt          For                            For
       of Incorporation

II.5   To approve amendments to Acer's Procedures Governing      Mgmt          For                            For
       Lending of Capital to Others

II.6   To approve amendments to Acer's Procedures Governing      Mgmt          For                            For
       Endorsement and Guarantee

II.7   To approve issuance of discounted employee stock          Mgmt          For                            For
       option

III.   Special motion                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 AIRMEDIA GROUP INC                                                                          Agenda Number:  933165842
--------------------------------------------------------------------------------------------------------------------------
        Security:  009411109
    Meeting Type:  Annual
    Meeting Date:  09-Dec-2009
          Ticker:  AMCN
            ISIN:  US0094111095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     TO CONSIDER AND, IF THOUGHT FIT, PASS THE FOLLOWING       Mgmt          For                            For
       RESOLUTION AS AN ORDINARY RESOLUTION IN CONNECTION
       WITH AN INCREASE IN THE MAXIMUM AGGREGATE NUMBER
       OF SHARES ISSUABLE UNDER THE COMPANY'S 2007
       SHARE INCENTIVE PLAN: THAT THE AMENDMENT TO
       THE 2007 SHARE INCENTIVE PLAN OF THE COMPANY,
       IN THE FORM ATTACHED AS EXHIBIT A TO THIS NOTICE
       OF ANNUAL GENERAL MEETING TO BE HELD ON DECEMBER
       9, 2009 (THE "AGM NOTICE") AND APPROVED BY
       RESOLUTIONS OF BOARD OF DIRECTORS PASSED ON
       DECEMBER 29, 2008, BE AND HEREBY IS APPROVED
       AND CONFIRMED, AND WHERE NECESSARY RATIFIED.

S2     TO CONSIDER AND, IF THOUGHT FIT, PASS THE FOLLOWING       Mgmt          For                            For
       RESOLUTION AS A SPECIAL RESOLUTION IN CONNECTION
       WITH CERTAIN AMENDMENTS TO THE MEMORANDUM AND
       ARTICLES OF ASSOCIATION OF THE COMPANY: THAT
       THE MEMORANDUM AND ARTICLES OF ASSOCIATION
       CURRENTLY IN EFFECT BE AMENDED AND RESTATED
       BY THEIR DELETION IN THEIR ENTIRETY AND THE
       SUBSTITUTION IN THEIR PLACE OF THE AMENDED
       AND RESTATED MEMORANDUM AND ARTICLES OF ASSOCIATION
       ATTACHED AS EXHIBIT C TO THIS AGM NOTICE, REFLECTING
       THE AMENDMENTS ENUMERATED IN EXHIBIT B AND
       CERTAIN MINOR CLERICAL OR FORMATTING CHANGES.

O3     TO CONSIDER AND, IF THOUGHT FIT, PASS THE FOLLOWING       Mgmt          For                            For
       RESOLUTION AS AN ORDINARY RESOLUTION IN CONNECTION
       WITH THE COMPANY'S SHARE REPURCHASE PROGRAM:
       THAT THE COMPANY BE AND HEREBY IS APPROVED,
       AUTHORIZED, AND WHERE NECESSARY RATIFIED, BUT
       NOT OBLIGATED, TO PURCHASE ITS ORDINARY SHARES
       REPRESENTED BY AMERICAN DEPOSITARY SHARES ("ADSS")
       WITH AN AGGREGATE VALUE OF UP TO US$50 MILLION
       WITHIN ONE YEAR SINCE JANUARY 1, 2009 (SUCH
       TRANSACTION, THE "REPURCHASE"), ALL AS MORE
       FULLY DESCRIBED IN THE PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 ANHUI CONCH CEM CO LTD                                                                      Agenda Number:  702149469
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y01373102
    Meeting Type:  EGM
    Meeting Date:  23-Dec-2009
          Ticker:
            ISIN:  CNE1000001W2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE ''IN FAVOR" OR "AGAINST" ONLY FOR ALL
       RESOLUTIONS. THANK YOU.

1.     Elect Mr. Ji Qinying as an Executive Director             Mgmt          For                            For
       commencing on the date on which this resolution
       is passed and expiring on the date of expiry
       of the tenure of the 4th session of the Board
       of Directors of the Company

2.     Elect Mr. Qi Shengli as an Executive Director             Mgmt          For                            For
       commencing on the date on which this Resolution
       is passed and expiring on the date of expiry
       of the tenure of the 4th session of the Board
       of Directors of the Company

3.     Elect Mr. Wu Jianping as an Executive Director            Mgmt          For                            For
       commencing on the date on which this Resolution
       is passed and expiring on the date of expiry
       of the tenure of the 4th session of the Board
       of Directors of the Company




--------------------------------------------------------------------------------------------------------------------------
 ANHUI CONCH CEM CO LTD                                                                      Agenda Number:  702387350
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y01373102
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2010
          Ticker:
            ISIN:  CNE1000001W2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THE SHAREHOLDERS ARE ALLOWED TO               Non-Voting    No vote
       VOTE "IN FAVOR" OR "AGAINST" FOR  ALL RESOLUTIONS.
       THANK YOU.

1      Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the YE 31 DEC 2009

2      Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31  DEC 2009

3      Receive and approve the audited financial reports         Mgmt          For                            For
       prepared in accordance with the accounting
       standards generally accepted in the People's
       Republic of China  the "PRC"  and the International
       Financial Reporting Standards respectively
       for the YE 31 DEC 2009

4.a    Re-elect Mr. Guo Wensan as an Executive Director          Mgmt          For                            For
       of the Company for a term    commencing on
       3 JUN 2010 and expiring on 2 JUN 2013

4.b    Re-elect Mr. Guo Jingbin as an Executive Director         Mgmt          For                            For
       of the Company for a term   commencing on 3
       JUN 2010 and expiring on 2 JUN 2013

4.c    Re-elect Mr. Ji Qinying as an Executive Director          Mgmt          For                            For
       of the Company for a term    commencing on
       3 JUN 2010 and expiring on 2 JUN 2013

4.d    Re-elect Mr. Qi Shengli as an Executive Director          Mgmt          For                            For
       of the Company for a term    commencing on
       3 JUN 2010 and expiring on 2 JUN 2013

4.e    Re-elect Mr. Wu Jianping as an Executive Director         Mgmt          For                            For
       of the Company for a term   commencing on 3
       JUN 2010 and expiring on 2 JUN 2013

4.f    Re-elect Mr. Kang Woon as an independent nonExecutive     Mgmt          For                            For
       Director of the Company for a term commencing
       on 3 JUN 2010 and expiring on 2 JUN 2013

4.g    Re-elect Mr. Chan Yuk Tong as an independent              Mgmt          For                            For
       non-Executive Director of the    Company for
       a term commencing on 3 JUN 2010 and expiring
       on 2 JUN 2012

4.h    Re-elect Mr Ding Meicai as an Independent Non-Executive   Mgmt          For                            For
       Director of the       Company for a term commencing
       on 3 JUN 2010 and expiring on 2 JUN 2013

4.i    Re-elect Mr, Wang Jun as a supervisor of the              Mgmt          For                            For
       Supervisory Committee of the     Company for
       a term commencing on 3 JUN 2010 and expiring
       on 2 JUN 2013

4.j    Re-elect Mr. Wang Yanmou as a supervisor of               Mgmt          For                            For
       the Supervisory Committee of the  Company for
       a term commencing on 3 JUN 2010 and expiring
       on 2 JUN 2013

5      Re-appointment of KPMG Huazhen Certified Public           Mgmt          For                            For
       Accountants and KPMG          Certified Public
       Accountants as the PRC auditors and International
       auditors   of the Company respectively, and
       authorize the Board to determine the
       remuneration of the auditors

S.6    Approve, the Company's 2009 profit appropriation          Mgmt          For                            For
       proposal  the details of     which are set
       out in item no.  5  entitled "Profit Appropriation
       Proposal" of the "Report of the Directors"
       contained in the Company's 2009 Annual Report
       and in page 5 of the Company's circular dated
       16 APR 2010, of which this      notice forms
       part , and  b  the amendments to the articles
       of association of  the Company  as described
       in Appendix 2 to the circular of the Company
       dated  16 APR 2010, CONTD.

CONT   CONTD. of which this notice forms part  in connection     Non-Voting    No vote
       with the Capitalisation Issue; and  c  the
       grant of authority to the board of Directors
       of the        Company to make all necessary
       and desirable amendments to the Company's
       articles of association in order to reflect
       the allocation of the Company's   capital reserve-share
       premium to the Company's share capital under
       the        Capitalisation Issue  as defined
       in the Company's circular dated 16 APR 2010
       which contains the notice of 2009 AGM , and
       to do all necessary actions and   attend to
       all necessary filings arising therefrom and
       in connection therewith

S.7    Approve, subject to the restrictions under                Mgmt          Against                        Against
       c  and  d  below and in           accordance
       with the requirements of the Rules Governing
       the Listing of        Securities  the "Listing
       Rules"  on the The Stock Exchange of Hong Kong
       Limited  "HK Stock Exchange" , the Company
       Law of the PRC, and other          applicable
       laws and regulations  in each case, as amended
       from time to time , an unconditional general
       mandate be and is hereby granted to the Board
       to     exercise once or in multiple times during
       the "Relevant Period"  as defined   below
       all the powers of the Company to allot and
       issue ordinary shares  "new shares"  on such
       terms and conditions as the Board may determine
       and that, in the exercise of their powers to
       allot and issue shares, CONTD.

CONT   CONTD. the authority of the Board shall include           Non-Voting    No vote
       without limitation :  i  the determination
       of the class and number of the shares to be
       allotted;  ii  the  determination of the issue
       price of the new shares;  iii  the determination
       of the opening and closing dates of the issue
       of new shares;  iv  the         determination
       of the class and number of new shares  if any
       to be issued to  the existing shareholders;
       v  to make or grant offers, agreements and
       options which might require the exercise
       of such powers; and  vi  in the case of an
       offer or issue of shares to the shareholders
       of the Company, excluding  shareholders who
       are residents outside the PRC CONTD.

CONT   CONTD.  or the Hong Kong Special Administrative           Non-Voting    No vote
       Region  "Hong Kong"  on       account of prohibitions
       or requirements under overseas laws or regulations
       or for some other reasons which the Board considers
       expedient;  b  upon the      exercise of the
       powers granted under paragraph  a , the Board
       may during the  "Relevant Period" make or grant
       offers, agreements and options which might
       require the shares relating to the exercise
       of the authority thereunder being allotted
       and issued after the expiry of the "Relevant
       Period";  c  the        aggregate amount of
       the overseas listed foreign shares to be allotted
       or      conditionally or unconditionally agreed
       to be allotted  whether pursuant to   the exercise
       of options or otherwise  by the Board pursuant
       to CONTD.

CONT   CONTD.  the authority granted under paragraph             Non-Voting    No vote
       a  above  excluding any shares which may be
       allotted upon the conversion of the capital
       reserve into capital in accordance with the
       Company Law of the PRC or the Articles of Association
       of the Company  shall not exceed 20%of the
       aggregate number of the overseas   listed foreign
       shares of the Company in issue as at the date
       of passing of    this Resolution;  d  the Board
       in exercising the powers granted under
       paragraph  a  above shall be  i  in compliance
       with the Company Law of the    PRC, CONTD.

CONT   CONTD. other applicable laws and regulations              Non-Voting    No vote
       of the PRC, and the Listing      Rules  in
       each case, as amended from time to time  and
       ii  subject to the    approvals of China Securities
       Regulatory Commission  "CSRC"  and relevant
       authorities of the PRC being given;  Authority
       expires at the earlier of the  conclusion of
       the next AGM of the Company or the date falling
       12 months from  the date of passing of this
       Resolution ;  f  the Board shall, subject to
       the  relevant approvals of the relevant authorities
       and the exercise of the powers granted under
       paragraph  a  above in accordance with the
       Company Law CONTD.

CONT   CONTD. and other applicable laws and regulations          Non-Voting    No vote
       of the PRC, increase the     Company's registered
       capital to such amount as shall equal the aggregate
       nominal amounts of the relevant number
       of shares allotted and issued upon the exercise
       of the powers granted under paragraph  a  of
       this Resolution,        provided that the registered
       capital of the Company shall not exceed 120%
       of  the amount of registered capital of the
       Company as at the date of passing of  this
       Resolution;  g  subject to the Listing Committee
       of the HK Stock         Exchange granting listing
       of, and permission to deal in, CONTD.

CONT   CONTD. the H Shares in the Company's share capital        Non-Voting    No vote
       proposed to be issued by   the Company and
       to the approval of CSRC for the issue of shares,
       authorize    the Board to amend, as it may
       deem appropriate and necessary, Articles 23,
       24 and 27 of the Articles of Association of
       the Company to reflect the change in the share
       capital structure of the Company in the event
       of an exercise of the powers granted under
       paragraph  a  to allot and issue new shares




--------------------------------------------------------------------------------------------------------------------------
 AU OPTRONICS CORP                                                                           Agenda Number:  702449946
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0451X104
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0002409000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

1      To accept the 2009 Business Report and Financial          Mgmt          For                            For
       Statements

2      To accept the appropriation of retained earnings          Mgmt          For                            For
       for 2009 losses as follows: In 2009, the Company
       reported net loss of NTD 26,769,334,733. After
       adjusting of the disproportionate participation
       in long-term investments, the deficit yet to
       be compensated is NTD 28,819,408,454. It is
       proposed to compensate the deficit by the unappropriated
       retained earnings from previous years. The
       accumulated unappropriated retained earnings
       is NTD 40,863,051,041 after the appropriation.
       (2) It is proposed not to distribute dividend
       for 2009. (3) For the 2009 Deficit Compensation
       Statement as specified

3.1    To elect Vivien Huey-Juan Hsieh (ID No. P200062523)       Mgmt          For                            For
       as an Independent Director for the sixth term
       of the Directors

3.2    To elect Mei-Yue Ho (ID No. Q200495032) as an             Mgmt          For                            For
       Independent Director for the sixth term of
       the Directors

3.3    To elect Bing-He Yang (ID No. E101549010) as              Mgmt          For                            For
       an Independent Director for the sixth term
       of the Directors

3.4    To elect Kuen-Yao (K.Y.) Lee (ID No. K101577037)          Mgmt          For                            For
       as a Director for the sixth term of the Directors

3.5    To elect Hsuan Bin (H.B.) Chen (ID No. J101514119)        Mgmt          For                            For
       as a Director for the sixth term of the Directors

3.6    To elect Lai-Juh Chen (ID No. A121498798) as              Mgmt          For                            For
       a Director for the sixth term of the Directors

3.7    To elect Shuang-Lang Peng (ID No. J120870365)             Mgmt          For                            For
       as a Director for the sixth term of the Directors

3.8    To elect Ko-Yung (Eric) Yu, the representative            Mgmt          For                            For
       of Qisda Corporation (ID No. M101480996), as
       a Director for the sixth term of the Directors

3.9    To elect Hui Hsiung, the representative of Qisda          Mgmt          For                            For
       Corporation (ID No. Y100138545), as a Director
       for the sixth term of the Directors

3.10   To elect Ronald Jen-Chuan Chwang, the representative      Mgmt          For                            For
       of BenQ Foundation (ID No. A125990480), as
       a Director for the sixth term of the Directors

3.11   To elect Chang-Hai Tsai, the representative               Mgmt          For                            For
       of An Ji Biomedical Corporation (ID No. Q100928070),
       as a Director for the sixth term of the Directors

4      To approve the proposal for the revisions to              Mgmt          For                            For
       the "Handling Procedures for Providing Endorsements
       and Guarantees for Third Parties", and "Handling
       Procedures for Capital Lending"

5      To approve the proposal of releasing Directors            Mgmt          For                            For
       from non-competition restrictions

6      Extraordinary motions                                     Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 BEIJING ENTERPRISES HLDGS LTD                                                               Agenda Number:  702423978
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y07702122
    Meeting Type:  AGM
    Meeting Date:  10-Jun-2010
          Ticker:
            ISIN:  HK0392044647
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK  http://www.hkexnews.hk/listedco/listconews/sehk/20100510/LTN20100510029.pdf

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO DELETION       Non-Voting    No vote
       OF COMMENT AND RECEIPT OF ACTUAL RECORD DATE.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.

1      Receive the audited consolidated financial statements     Mgmt          For                            For
       and reports of the      Directors and of the
       Auditors for the YE 31 DEC 2009

2      Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Wang Dong as a Director                      Mgmt          For                            For

3.2    Re-elect Mr. Lei Zhengang as a Director                   Mgmt          For                            For

3.3    Re-elect Mr. Jiang Xinhao as a Director                   Mgmt          For                            For

3.4    Re-elect Mr. Tam Chun Fai as a Director                   Mgmt          For                            For

3.5    Re-elect Mr. Wu Jiesi as a Director.                      Mgmt          For                            For

3.6    Re-elect Mr. Lam Hoi Ham as a Director                    Mgmt          For                            For

3.7    Authorize the Board of Directors to fix Directors'        Mgmt          For                            For
       remuneration

4      Re-appoint Messrs. Ernst & Young as the Auditors          Mgmt          For                            For
       and to authorize the Board   of Directors to
       fix their remuneration

5      Authorize the Directors to purchase shares not            Mgmt          For                            For
       exceeding 10% of the existing  issued share
       capital of the Company on the date of this
       resolution

6      Authorize the Directors to issue, allot and               Mgmt          Against                        Against
       deal with additional shares not   exceeding
       20% of the existing issued share capital of
       the Company on the date of this resolution

7      Approve to extend the general mandate granted             Mgmt          Against                        Against
       to the Directors to issue       shares in the
       capital of the Company by the number of shares
       repurchased




--------------------------------------------------------------------------------------------------------------------------
 BELLE INTL HLDGS LTD                                                                        Agenda Number:  702401768
--------------------------------------------------------------------------------------------------------------------------
        Security:  G09702104
    Meeting Type:  AGM
    Meeting Date:  26-May-2010
          Ticker:
            ISIN:  KYG097021045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100426/LTN20100426744.pdf

1      Receive and consider the audited consolidated             Mgmt          For                            For
       financial statements and        reports of
       the directors and auditor of the Company for
       the YE 31 DEC 2009

2      Approve to declare a final dividend for the               Mgmt          For                            For
       YE 31 DEC 2009

3      Re-appoint PricewaterhouseCoopers as the Company's        Mgmt          For                            For
       Auditor and authorize the  Board of Directors
       of the Company to fix the Auditor's remuneration

4.a.i  Re-elect Mr. Tang Yiu as an Executive Director            Mgmt          For                            For
       of the Company

4.aii  Re-elect Mr. Gao Yu as a Non-executive Director           Mgmt          For                            For
       of the Company

4aiii  Re-elect Mr. Ho Kwok Wah, George as an Independent        Mgmt          For                            For
       Non-executive Director of  the Company

4.b    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

5      Grant a general mandate to the Directors of               Mgmt          Against                        Against
       the Company to allot, issue and   deal with
       new shares not exceeding 10% of the issued
       share capital of the     Company as at the
       date of passing this resolution

6      Grant a general mandate to the Directors of               Mgmt          For                            For
       the Company to repurchase shares  not exceeding
       10% of the issued share capital of the Company
       as at the date   of passing this resolution

7      Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with          additional shares
       in the share capital of the Company by an amount
       not        exceeding the amount of the shares
       repurchased by the Company




--------------------------------------------------------------------------------------------------------------------------
 BOC HONG KONG HLDGS LTD                                                                     Agenda Number:  702408863
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y0920U103
    Meeting Type:  AGM
    Meeting Date:  20-May-2010
          Ticker:
            ISIN:  HK2388011192
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100413/LTN20100413059.pdf

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

1      Receive the Audited statement of accounts and             Mgmt          For                            For
       the reports of the Directors    and the Auditors
       of the Company for the YE 31 DEC 2009

2      Declare a final dividend of HKD 0.57 per share            Mgmt          For                            For
       for the YE 31 DEC 2009

3a     Re-elect Mr. LI Lihui as a Director of the Company        Mgmt          For                            For

3b     Re-elect Mdm. Zhang Yanling as a Director of              Mgmt          For                            For
       the Company

3c     Re-elect Mr. GAO Yingxim as a Director of the             Mgmt          For                            For
       Company

3d     Re-elect Mr. Tung Chee Chen as a Director of              Mgmt          For                            For
       the Company

4      Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       of the Company and          authorize the Board
       of Directors or a duly authorize committee
       of the Board   to determine their remuneration

5      Approve to grant a general mandate to the Board           Mgmt          Against                        Against
       of Directors to allot, issue  and deal with
       additional shares in the Company, not exceeding
       20% or, in the  case of issue of shares solely
       for cash and unrelated to any asset
       acquisition, not exceeding 5% of the issued
       share capital of the Company as   at the date
       of passing this resolution

6      Approve to grant a general mandate to the Board           Mgmt          For                            For
       of Directors to repurchase    shares in the
       Company, not exceeding 10% of the issued share
       capital of the   Company as at the date of
       passing this resolution

7      Approve, conditional on the passing of Resolutions        Mgmt          Against                        Against
       5 and 6, to extend the     general mandate
       granted by Resolution 5 by adding thereto the
       shares          repurchased pursuant to the
       general mandate granted by Resolution 6




--------------------------------------------------------------------------------------------------------------------------
 CHEUNG KONG (HOLDINGS) LTD                                                                  Agenda Number:  702404966
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y13213106
    Meeting Type:  AGM
    Meeting Date:  27-May-2010
          Ticker:
            ISIN:  HK0001000014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100422/LTN20100422636.pdf

1.     Receive the audited financial statements, the             Mgmt          For                            For
       report of the Directors and the Independent
       Auditor's report for the YE 31 DEC 2009

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Election of Mr. Li Tzar Kuoi, Victor as a Director        Mgmt          For                            For

3.2    Election of Mr. Ip Tak Chuen, Edmond as a Director        Mgmt          For                            For

3.3    Election of Mr. Chiu Kwok Hung, Justin as a               Mgmt          For                            For
       Director

3.4    Election of Mr. Chow Kun Chee, Roland as a Director       Mgmt          For                            For

3.5    Election of Mr. Yeh Yuan Chang, Anthony as a              Mgmt          For                            For
       Director

3.6    Election of Mr. Chow Nin Mow, Albert as a Director        Mgmt          For                            For

3.7    Election of Dr. Wong Yick-ming, Rosanna as a              Mgmt          For                            For
       Director

4.     Appointment of Messrs. Deloitte Touche Tohmatsu           Mgmt          For                            For
       as the Auditor and authorize the Directors
       to fix their remuneration

5.1    Authorize the Directors to issue additional               Mgmt          Against                        Against
       shares of the Company

5.2    Authorize the Directors to repurchase shares              Mgmt          For                            For
       of the Company

5.3    Approve to extend the general mandate granted             Mgmt          Against                        Against
       to the Directors pursuant to Resolution 5(1)
       to issue additional shares of the Company




--------------------------------------------------------------------------------------------------------------------------
 CHINA AGRI-INDUSTRIES HLDGS LTD                                                             Agenda Number:  702159434
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1375F104
    Meeting Type:  EGM
    Meeting Date:  03-Dec-2009
          Ticker:
            ISIN:  HK0606037437
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Approve the depositary services to be provided            Mgmt          For                            For
       by COFCO Finance Co., Ltd. pursuant to the
       Financial Services Agreement dated 27 OCT 2009
       between COFCO Agricultural Industries Management
       Services Co., Ltd., COFCO Finance Co., Ltd.
       and the Company (the Financial Services Agreement),
       subject to the relevant caps as specified;
       and ratify and approve the execution of the
       Financial Services Agreement, as specified

2.     Approve the entrustment loans to be advanced              Mgmt          For                            For
       to COFCO East Ocean Oils & Grains Industries
       (Zhangjiagang) Co., Ltd. and COFCO ADM Oils
       & Grains Industries (Heze) Co., Ltd. by COFCO
       Agriculture Industries Management Services
       Co., Ltd. pursuant to the Entrustment Loan
       Framework Agreement dated 27 OCT 2009 between
       COFCO Agricultural Industries Management Services
       Co., Ltd., COFCO Finance Co., Ltd. and the
       Company (the Entrustment Loan Framework Agreement)
       subject to the relevant caps as specified;
       and ratify and approve the execution of the
       Entrustment Loan Framework Agreement, as specified

3.     Authorize any 1 or more of the Directors of               Mgmt          For                            For
       the Company (the 'Directors') to execute and
       deliver such other documents or supplemental
       agreements or deeds on behalf of the Company
       and to do all such things and take all such
       actions as he or they may consider necessary
       or desirable for the purpose of giving effect
       to the Financial Services Agreement and the
       Entrustment Loan Framework Agreement and the
       transactions contemplated thereunder with such
       changes as any Director(s) may consider necessary,
       desirable or expedient




--------------------------------------------------------------------------------------------------------------------------
 CHINA BLUECHEMICAL LTD                                                                      Agenda Number:  702184223
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y14251105
    Meeting Type:  EGM
    Meeting Date:  07-Feb-2010
          Ticker:
            ISIN:  CNE1000002D0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST'     ONLY FOR ALL
       RESOLUTIONS. THANK YOU.

S.1    Approve the proposed amendment to the Articles            Mgmt          For                            For
       of Association of the Company  as specified
       and authorize the Board to deal with on behalf
       of the Company    the relevant filing and amendments
       where necessary  procedures and other
       related issues arising from the amendments
       to the Articles of Association of  the Company

2.     Approve that the conditional upon Resolution              Mgmt          For                            For
       No. 1 as specified in the notice dated 21 DEC
       2009 of this meeting being passed, the Company
       may send or       supply Corporate Communications
       to its holders of H Shares  in relation to
       whom the conditions set out below are met
       by making such Corporate           Communications
       available on the Company's own website and
       authorize the       Directors, to sign all
       such documents and/or do all such things which
       the     Directors may consider necessary or
       expedient and in the interest of the      shareholders
       and the Company for the purpose of effecting
       or otherwise in     connection with the Company's
       proposed communication with its holders of
       H    Shares through the Company's website;
       CONTD.

-      CONTD. the supply of Corporate Communications             Non-Voting    No vote
       by making such Corporate        Communications
       available on the Company's own website is subject
       to the       fulfillment of the following conditions:
       a) that each holder of H Shares has  been asked
       individually by the Company to agree that the
       Company may send or  supply Corporate Communications
       to such holder through its website; and the
       Company has not received any objection from
       such holders of H shares within a 28 day period
       beginning with the date on which the Company
       s request was sent

3.     Approve the assessment results under the H-Share          Mgmt          For                            For
       Appreciation Rights Scheme




--------------------------------------------------------------------------------------------------------------------------
 CHINA BLUECHEMICAL LTD                                                                      Agenda Number:  702370747
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y14251105
    Meeting Type:  AGM
    Meeting Date:  04-Jun-2010
          Ticker:
            ISIN:  CNE1000002D0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTION
       NUMBERS. THANK YOU.

1      Approve the report of the Board of the Directors          Mgmt          For                            For
       of the Company  the 'Board'  for the YE 31
       DEC 2009

2      Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31  DEC 2009

3      Approve the audited financial statements and              Mgmt          For                            For
       the Auditors' report of the      Company for
       the YE 31 DEC 2009

4      Approve the proposal for distribution of profit           Mgmt          For                            For
       of the Company for the YE 31  DEC 2009 and
       the declaration of the Company's final dividend
       for the YE 31    DEC 2009

5      Approve the budget proposals of the Company               Mgmt          For                            For
       for the year 2010

6      Appointment of Mr. Gu Zongqin as the Independent          Mgmt          For                            For
       Non-Executive Director of    the Company, authorize
       any Executive Director of the Company to sign
       a Service Contract with Mr. Gu Zongqin for
       and on behalf of the Company, and authorize
       the Board to determine his remuneration based
       on the recommendation by the remuneration Committee
       of the Board

7      Appointment of Mr. Qiu Kewen as the Supervisor            Mgmt          For                            For
       of the Company, authorize any  Executive Director
       of the Company to sign a Service Contract with
       Mr. Qiu Kewen for and on behalf of the Company,
       and authorize the Board, which in turn will
       further delegate the Remuneration Committee
       of the Board to determine his remuneration

8      Re-appoint Ernst & Young Hua Ming and Ernst               Mgmt          For                            For
       & Young as the Domestic and International Auditors
       of the Company for a term until the conclusion
       of the  next AGM of the Company and authorize
       the Audit Committee of the Board to determine
       their remuneration

S.9    CONTD Board, contingent on the Board resolving            Mgmt          Against                        Against
       to separately or concurrently  issue domestic
       shares and overseas listed foreign shares (H
       Shares) pursuant  to Paragraph (a) of this
       special resolution, to increase the registered
       capital of the Company to reflect the number
       of such shares authorized to be  issued by
       the Company pursuant to Paragraph (a) of this
       special resolution and to make such appropriate
       and necessary amendments to the Articles of
       Association of the Company as they think
       fit to reflect such increases in the registered
       capital of the Company and to take any other
       action and complete   any formality required
       to effect the separate or concurrent issuance
       of       domestic shares and overseas listed
       foreign shares (H Shares) pursuant to     Paragraph
       (a) of this special resolution and the increase
       in the registered   capital of the Company
       CONTD.

CONT   CONTD. overseas listed foreign shares  H Shares           Non-Voting    No vote
       to be issued and allotted or agreed conditionally
       or unconditionally to be issued and allotted
       by the      Board shall not exceed 20% of each
       of its existing domestic shares and overseas
       listed foreign shares  H Shares  of the Company;
       and the Board will  only exercise its power
       under such mandate in accordance with the Company
       Law of the PRC and the Rules Governing the
       Listing of Securities on The Stock     Exchange
       of Hong Kong Limited  as amended from time
       to time  or applicable    laws, rules and regulations
       of other government or regulatory bodies and
       only if all necessary approvals from the China
       Securities Regulatory Commission    and/or
       other relevant PRC government authorities are
       obtained; authorize the  Board, contingent
       on the Board resolving to separately or concurrently
       issue  domestic CONTD.

CONT   CONTD. shares and overseas listed foreign shares          Non-Voting    No vote
       H Shares  pursuant to this  special resolution,
       to increase the registered capital of the Company
       to reflect the number of such shares authorized
       to be issued by the Company pursuant to of
       this special resolution and to make such appropriate
       and necessary amendments to the Articles of
       Association of the Company as they think fit
       to reflect such increases in the registered
       capital of the Company  and to take any other
       action and complete any formality required
       to effect    the separate or concurrent issuance
       of domestic shares and overseas listed    foreign
       shares  H Shares  pursuant to this CONTD.

CONT   CONTD. special resolution and to the increase             Non-Voting    No vote
       in the registered capital of the Company; Authority
       expires at the conclusion of the next AGM of
       the Company or 12 months period following the
       passing of this special resolution

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDING         Non-Voting    No vote
       BELOW COMMENT. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK:http://www.hkexnews.hk/listedco/listconews/sehk/20100416/LTN20100416847.pdf




--------------------------------------------------------------------------------------------------------------------------
 CHINA COMMUNICATIONS SERVICES CORPORATION LTD, BEIJING                                      Agenda Number:  702021053
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1436A102
    Meeting Type:  EGM
    Meeting Date:  31-Jul-2009
          Ticker:
            ISIN:  CNE1000002G3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.1    Re-elect Li Ping as a Director of the Company,            Mgmt          For                            For
       with effect from 31 JUL 2009 for a term of
       3 years until the AGM of the Company for the
       year 2011 to be held in 2012; authorize any
       Director of the Company to sign on behalf of
       the Company the Director's service contract
       with Li Ping, and that the Board of Directors
       of the Company to determine his remuneration

1.2    Re-elect Zhang Zhiyong as a Director of the               Mgmt          For                            For
       Company, with effect from 31 JUL 2009 for a
       term of 3 years until the AGM of the Company
       for the year 2011 to be held in 2012; authorize
       any Director of the Company to sign on behalf
       of the Company the Director's service contract
       with Zhang Zhiyong, and that the Board of Directors
       of the Company to determine his remuneration

1.3    Re-elect Yuan Jianxing as a Director of the               Mgmt          For                            For
       Company, with effect from 31 JUL 2009 for a
       term of 3 years until the AGM of the Company
       for the year 2011 to be held in 2012; authorize
       any Director of the Company to sign on behalf
       of the Company the Director's service contract
       with Yuan Jianxing, and that the Board of Directors
       of the Company to determine his remuneration

1.4    Re-elect Liu Aili as a Director of the Company,           Mgmt          For                            For
       with effect from 31 JUL 2009 for a term of
       3 years until the AGM of the Company for the
       year 2011 to be held in 2012; authorize any
       Director of the Company to sign on behalf of
       the Company the Director's service contract
       with Liu Aili, and that the Board of Directors
       of the Company to determine his remuneration

1.5    Re-elect Zhang Junan as a Director of the Company,        Mgmt          For                            For
       with effect from 31 JUL 2009 for a term of
       3 years until the AGM of the Company for the
       year 2011 to be held in 2012; authorize any
       Director of the Company to sign on behalf of
       the Company the Director's service contract
       with Zhang Junan, and that the Board of Directors
       of the Company to determine his remuneration

1.6    Re-elect Wang Jun as an Independent Director              Mgmt          For                            For
       of the Company, with effect from 31 JUL 2009
       for a term of 3 years until the AGM of the
       Company for the year 2011 to be held in 2012;
       authorize any Director of the Company to sign
       on behalf of the Company the Director's service
       contract with Wang Jun, and that the Board
       of Directors of the Company to determine his
       remuneration

1.7    Re-elect Chan Mo Po, Paul as an Independent               Mgmt          For                            For
       Director of the Company, with effect from 31
       JUL 2009 for a term of 3 years until the AGM
       of the Company for the year 2011 to be held
       in 2012; authorize any Director of the Company
       to sign on behalf of the Company the Director's
       service contract with Chan Mo Po, Paul, and
       that the Board of Directors of the Company
       to determine his remuneration

1.8    Re-elect Zhao Chunjun as an Independent Director          Mgmt          For                            For
       of the Company, with effect from 31 JUL 2009
       for a term of 3 years until the AGM of the
       Company for the year 2011 to be held in 2012;
       authorize any Director of the Company to sign
       on behalf of the Company the Director's service
       contract with Zhao Chunjun, and that the Board
       of Directors of the Company to determine his
       remuneration

1.9    Re-elect Wu Shangzhi as an Independent Director           Mgmt          For                            For
       of the Company, with effect from 31 JUL 2009
       for a term of 3 years until the AGM of the
       Company for the year 2011 to be held in 2012;
       authorize any Director of the Company to sign
       on behalf of the Company the Director's service
       contract with Wu Shangzhi, and that the Board
       of Directors of the Company to determine his
       remuneration

1.10   Re-elect Hao Weimin as an Independent Director            Mgmt          For                            For
       of the Company, with effect from 31 JUL 2009
       for a term of 3 years until the AGM of the
       Company for the year 2011 to be held in 2012;
       authorize any Director of the Company to sign
       on behalf of the Company the Director's service
       contract with Hao Weimin, and that the Board
       of Directors of the Company to determine his
       remuneration

2.1    Re-elect Xia Jianghua as a Supervisor of the              Mgmt          For                            For
       Company, with effect from 31 JUL 2009 for a
       term of 3 years until the AGM of the Company
       for the year 2011 to be held in 2012

2.2    Re-elect Hai Liancheng as a Supervisor of the             Mgmt          For                            For
       Company, with effect from 31 JUL 2009 for a
       term of 3 years until the AGM of the Company
       for the year 2011 to be held in 2012

2.3    Authorize any Director of the Company to sign             Mgmt          For                            For
       on behalf of the Company the Supervisor's service
       contract with each Supervisor, and that the
       Supervisory Committee of the Company to determine
       the Supervisor's remuneration

S.3.1  Amend Article 3.6 of the Company's Articles               Mgmt          For                            For
       of Association, regarding change of shareholding
       in the Company

S.3.2  Amend Article 25 of the Company's Articles of             Mgmt          For                            For
       Association, regarding dispatch and provision
       of corporate communications




--------------------------------------------------------------------------------------------------------------------------
 CHINA CONSTRUCTION BANK CORPORATION                                                         Agenda Number:  702453705
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1397N101
    Meeting Type:  CLS
    Meeting Date:  24-Jun-2010
          Ticker:
            ISIN:  CNE1000002H1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100507/LTN20100507935.pdf

S.1.1  Approve the proposed Rights Issue of A shares             Mgmt          For                            For
       and H shares: type and nominal value of Rights
       Shares

S.1.2  Approve the proposed Rights Issue of A shares             Mgmt          For                            For
       and H shares: proportion and number of shares
       to be issued

S.1.3  Approve the proposed Rights Issue of A shares             Mgmt          For                            For
       and H shares: subscription price of the Rights
       Issue

S.1.4  Approve the proposed Rights Issue of A shares             Mgmt          For                            For
       and H shares: target subscribers

S.1.5  Approve the proposed Rights Issue of A shares             Mgmt          For                            For
       and H shares: use of proceeds

S.1.6  Approve the proposed Rights Issue of A shares             Mgmt          For                            For
       and H shares: arrangement for the accumulated
       undistributed profits of the Bank prior to
       the Rights Issue

S.1.7  Approve the proposed Rights Issue of A shares             Mgmt          For                            For
       and H shares: effective period of the resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA CONSTRUCTION BANK CORPORATION                                                         Agenda Number:  702497389
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1397N101
    Meeting Type:  AGM
    Meeting Date:  24-Jun-2010
          Ticker:
            ISIN:  CNE1000002H1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the 2009 report of Board of Directors             Mgmt          For                            For

2.     Approve the 2009 report of Board of Supervisors           Mgmt          For                            For

3.     Approve the 2009 final financial accounts                 Mgmt          For                            For

4.     Approve the 2010 fixed assets investment budget           Mgmt          For                            For

5.     Approve the profit distribution plan for 2009             Mgmt          For                            For

6.     Approve the 2009 final emoluments distribution            Mgmt          For                            For
       plan for Directors and Supervisors

7.     Approve the appointment of Auditors for 2010              Mgmt          For                            For

S.8.1  Approve the proposed Rights Issue of A Shares             Mgmt          For                            For
       and H Shares: Type and nominal value of Rights
       Shares

s.8.2  Approve the proposed Rights Issue of A Shares             Mgmt          For                            For
       and H Shares: Proportion and number of Shares
       to be issued

s.8.3  Approve the proposed Rights Issue of A Shares             Mgmt          For                            For
       and H Shares: Subscription Price of the Rights
       Issue

s.8.4  Approve the proposed Rights Issue of A Shares             Mgmt          For                            For
       and H Shares: Target subscribers

s.8.5  Approve the proposed Rights Issue of A Shares             Mgmt          For                            For
       and H Shares: Use of Proceeds

s.8.6  Approve the proposed Rights Issue of A Shares             Mgmt          For                            For
       and H Shares: Arrangement for the accumulated
       undistributed profits of the Bank prior to
       the Rights Issue

s.8.7  Approve the proposed Rights Issue of A Shares             Mgmt          For                            For
       and H Shares: Effective period of the resolution

s.9    Approve the authorizations for the Rights Issue           Mgmt          For                            For
       of A shares and H shares

10.    Approve the feasibility report on the proposed            Mgmt          For                            For
       use of proceeds raised from the rights issue
       of A shares and H shares

11.    Approve the report on the use of proceeds from            Mgmt          For                            For
       the previous A share issue

12.    Approve the mid-term plan of capital management           Mgmt          For                            For

13.1   Election of Mr. Guo Shuqing to continue serving           Mgmt          For                            For
       as an Executive Director of the Bank

13.2   Election of Mr. Zhang Jianguo to continue serving         Mgmt          For                            For
       as an Executive Director of the Bank

13.3   Election of Lord Peter Levene to continue serving         Mgmt          For                            For
       as an Independent Non-Executive Director of
       the Bank

13.4   Election of Dame Jenny Shipley to continue serving        Mgmt          For                            For
       as an Independent Non-Executive Director of
       the Bank

13.5   Election of Ms. Elaine La Roche to continue               Mgmt          For                            For
       serving as an Independent Non-Executive Director
       of the Bank

13.6   Election of Mr. Wong Kai-Man to continue serving          Mgmt          For                            For
       as an Independent Non-Executive Director of
       the Bank

13.7   Election of Ms. Sue Yang to serve as Non-Executive        Mgmt          For                            For
       Director of the Bank

13.8   Election of Mr. Yam Chi Kwong, Joseph to serve            Mgmt          For                            For
       as an Independent Non-Executive Director of
       the Bank

13.9   Election of Mr. Zhao Xijun to serve as an Independent     Mgmt          For                            For
       Non-Executive Director of the Bank

14.1   Election of Mr. Xie Duyang to continue serving            Mgmt          For                            For
       as shareholder representative Supervisor of
       the Bank

14.2   Election of Ms. Liu Jin to continue serving               Mgmt          For                            For
       as shareholder representative Supervisor of
       the Bank

14.3   Election of Mr. Guo Feng to continue serving              Mgmt          For                            For
       as External Supervisor of the Bank

14.4   Election of Mr. Dai Deming to continue serving            Mgmt          For                            For
       as External Supervisor of the Bank

14.5   Election of Mr. Song Fengming to serve as shareholder     Mgmt          For                            For
       representative Supervisor of the Bank

15.1   Election of Mr. Zhu xiaohuang as an Executive             Mgmt          For                            For
       Director of the bank

15.2   Election of Ms. Wang Shumin as an Non-Executive           Mgmt          For                            For
       Director of the bank

15.3   Election of Mr. Wang Yong as an Non-Executive             Mgmt          For                            For
       Director of the bank

15.4   Election of Ms. Li Xiaoling as an Non-Executive           Mgmt          For                            For
       Director of the bank

15.5   Election of Mr. Zhu Zhenmin as an Non-Executive           Mgmt          For                            For
       Director of the bank

15.6   Election of Mr. Lu Xiaoma as an Non-Executive             Mgmt          For                            For
       Director of the bank

15.7   Election of Ms. Chen Yuanling as an Non-Executive         Mgmt          For                            For
       Director of the bank

16.    Approve the adjustment of items of delegation             Mgmt          For                            For
       of authorities by the shareholders' general
       meeting

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 680264 DUE TO ADDITION OF RESOLUTIONS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA EVERBRIGHT LTD                                                                        Agenda Number:  702391412
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1421G106
    Meeting Type:  AGM
    Meeting Date:  13-May-2010
          Ticker:
            ISIN:  HK0165000859
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

1      Receive the audited financial statements, the             Mgmt          For                            For
       report of the Directors and     Independent
       Auditor's report of the Company for the YE
       31 DEC 2009

2      Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. Tang Chi Chun, Richard as a Director         Mgmt          For                            For

3.B    Re-elect Mr. Ng Ming Wah, Charles as a Director           Mgmt          For                            For

3.C    Authorize the Board to fix the remuneration               Mgmt          For                            For
       of Directors

4      Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix the       remuneration
       of the Auditors

5      Approve the general mandate to issue shares               Mgmt          Against                        Against
       of the Company

6      Approve the general mandate to repurchase shares          Mgmt          For                            For

7      Approve the extension of the general mandate              Mgmt          Against                        Against
       to issue shares of the Company

S.8    Approve the amendments to the Articles of Association     Mgmt          For                            For
       of the Company

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100412/LTN20100412446.pdf




--------------------------------------------------------------------------------------------------------------------------
 CHINA HIGH SPEED TRANSMISSION EQUIP GROUP CO LTD                                            Agenda Number:  702184920
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2112D105
    Meeting Type:  EGM
    Meeting Date:  15-Jan-2010
          Ticker:
            ISIN:  KYG2112D1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1      Ratify and approve the Amended and Restated               Mgmt          For                            For
       Equity Swap dated 06 NOV 2009     entered into
       between the Company and Morgan Stanley & Co,
       International Plc   as specified , the terms
       thereof and the transactions contemplated there
       under in all respects and authorize any
       one Director of the Company,          generally
       and unconditionally, to do all such further
       acts and things and to  sign and execute all
       such other documents, instruments and agreements
       and to  take such steps which in the opinion
       of the director may be necessary,        appropriate,
       desirable or expedient to implement and/or
       give effect to the    terms of the Amended
       and Restated Equity Swap and the transactions
       contemplated thereunder

S.2    Approve the proposed potential off-market repurchase      Mgmt          For                            For
       by the Company of up to  12,612,707 ordinary
       shares of the Company as contemplated by the
       Amended and  Restated Equity Swap  "Share Repurchase"
       which represent up to approximately 1.01%
       of the existing issued share capital of the
       Company and authorize any   one Director of
       the Company to do all such further acts and
       things and to     sign and execute all such
       other documents, instruments and agreements
       and to  take such steps which in the opinion
       of the Director may be necessary,        appropriate,
       desirable or expedient to implement and/or
       give effect to the    Share Repurchase

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA HIGH SPEED TRANSMISSION EQUIPMENT GROUP CO LTD                                        Agenda Number:  702431862
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2112D105
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  KYG2112D1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST'     ONLY FOR ALL
       RESOLUTIONS. THANK YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK:   http://www.hkexnews.hk/listedco/listconews/sehk/20100513/LTN20100513224.pdf

1      Approve the audited consolidation financial               Mgmt          For                            For
       statements and together with the  Directors'
       report and the independent Auditors' report
       of the Company for the YE 31 DEC 2009

2      Declare a final dividend in respect of the YE             Mgmt          For                            For
       31 DEC 2009

3.a    Re-elect Mr. Hu Yueming as an Executive Director          Mgmt          For                            For

3.b    Re-elect Mr. Chen Yongdao as an Executive Director        Mgmt          For                            For

3.c    Re-elect Mr. Lu Xun as an Executive Director              Mgmt          For                            For

3.d    Re-elect Mr. Jin Maoji as an Executive Director           Mgmt          For                            For

3.e    Authorize the Board of Directors of the Company           Mgmt          For                            For
       to fix the remuneration of    Directors

4      Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       of the Company and        authorize the Board
       of Directors of the Company to fix their remuneration

5      Approve to grant a general mandate to the Directors       Mgmt          Against                        Against
       of the Company to allot,  issue and deal with
       the Company's share

6      Approve to grant a general mandate to the Directors       Mgmt          For                            For
       of the Company to         repurchase the Company's
       shares

7      Approve to extend the general mandate to issue            Mgmt          Against                        Against
       shares of the Company by       adding thereto
       the shares repurchased by the Company




--------------------------------------------------------------------------------------------------------------------------
 CHINA LIFE INS CO LTD                                                                       Agenda Number:  702426518
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1477R204
    Meeting Type:  AGM
    Meeting Date:  04-Jun-2010
          Ticker:
            ISIN:  CNE1000002L3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100416/LTN20100416303.pdf

1      Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the Year 2009

2      Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the Year   2009

3      Approve the audited financial statements of               Mgmt          For                            For
       the Company and the Auditor's     Report for
       the YE 31 DEC 2009

4      Approve the Profit Distribution and Cash Dividend         Mgmt          For                            For
       Distribution Plan of the    Company for the
       Year 2009

5      Re-appoint PricewaterhouseCoopers Zhong Tian              Mgmt          For                            For
       Certified Public Accountants     Limited Company
       and PricewaterhouseCoopers, respectively, as
       the PRC Auditor  and International Auditor
       of the Company for the year 2010 and to authorize
       the Board of Directors to determine their
       remuneration

6      Appointment of Mr. Anthony Francis Neoh as an             Mgmt          For                            For
       Independent Nonexecutive        Director of
       the Company

7      Approve the renewal of liability insurance for            Mgmt          For                            For
       the Directors and Senior       Management officers
       of the Company

S.8    Amend the Articles of Association                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CHINA MENGNIU DAIRY CO LTD                                                                  Agenda Number:  702064546
--------------------------------------------------------------------------------------------------------------------------
        Security:  G21096105
    Meeting Type:  EGM
    Meeting Date:  27-Aug-2009
          Ticker:
            ISIN:  KYG210961051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

S.1    Amend the Articles 94 and 115 of the Articles             Mgmt          For                            For
       of Association as specified; and authorize
       any Director of the Company to take such further
       actions as he may in his sole and absolute
       discretion thinks fit for and on behalf of
       the Company to implement the aforesaid amendments
       to the existing Articles by the Company

2.A    Elect Mr. Ning Gaoning as a Non-Executive Director        Mgmt          For                            For
       for a fixed term of 3 years and authorize the
       Board of Directors of the Company to fix his
       remuneration

2.B    Elect Mr. Yu Xubo as a Non-Executive Director             Mgmt          For                            For
       for a fixed term of 3 years and authorize the
       Board of Directors of the Company to fix his
       remuneration

2.C    Elect Mr. Ma Jianping as a Non-Executive Director         Mgmt          For                            For
       for a fixed term of 3 years and authorize the
       Board of Directors of the Company to fix his
       remuneration

2.D    Elect Mr. Fang Fenglei as a Non-Executive Director        Mgmt          For                            For
       for a fixed term of 3 years and authorize the
       Board of Directors of the Company to fix his
       remuneration




--------------------------------------------------------------------------------------------------------------------------
 CHINA MENGNIU DAIRY CO LTD                                                                  Agenda Number:  702408469
--------------------------------------------------------------------------------------------------------------------------
        Security:  G21096105
    Meeting Type:  AGM
    Meeting Date:  09-Jun-2010
          Ticker:
            ISIN:  KYG210961051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Independent
       Auditors FYE 31 DEC 2009

2      Approve the proposed final dividend                       Mgmt          For                            For

3 A    Re-elect Mr. Niu Gensheng as Director and authorize       Mgmt          For                            For
       the Board of Directors of the Company to fix
       his remuneration

3 B    Re-elect Mr. Wu Jingshui as Director and authorize        Mgmt          For                            For
       the Board of Directors of   the Company to
       fix his remuneration

3 C    Re-elect Mr. Ding Sheng as Director and authorize         Mgmt          For                            For
       the Board of Directors of   the Company to
       fix his remuneration

3 D    Re-elect Mr. Jiao Shuge as a Director and authorize       Mgmt          For                            For
       the Board of Directors of the Company to fix
       his remuneration

3 E    Re-elect Mr. Julian Juul Wolhardt as a Director           Mgmt          For                            For
       and authorize the Board of    Directors of
       the Company to fix his remuneration

3 F    Re-elect Mr. Ma Wangjun as a Director and authorize       Mgmt          For                            For
       the Board of Directors of the Company to fix
       his remuneration

3 G    Re-elect Mr. Zhang Julin as a Director and authorize      Mgmt          For                            For
       the Board of Directors   of the Company to
       fix his remuneration

4      Re-appoint  Ernst & Young as the Auditors of              Mgmt          For                            For
       the Company and authorize the    Board of Directors
       to fix their remuneration

5      Authorize the Directors to repurchase shares              Mgmt          For                            For
       in the Company not exceeding 10% of the issued
       share capital of the Company

6      Authorize the Directors to allot, issue and               Mgmt          Against                        Against
       deal with additional shares not   exceeding
       20% of the issued share capital of the Company

7      Authorize the Directors to allot, issue and               Mgmt          Against                        Against
       deal with additional shares in    the Company
       to include the nominal amount of shares repurchased
       under         Resolution 5, if passed

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN201004291779.pdf




--------------------------------------------------------------------------------------------------------------------------
 CHINA MOBILE LTD                                                                            Agenda Number:  702350327
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y14965100
    Meeting Type:  AGM
    Meeting Date:  12-May-2010
          Ticker:
            ISIN:  HK0941009539
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

1      Receive and consider the Audited financial statements     Mgmt          For                            For
       and the Reports of the  Directors and Auditors
       of the Company and its subsidiaries for the
       YE 31 DEC  2009

2      Approve to declare a final dividend for the               Mgmt          For                            For
       YE 31 DEC 2009

3.i    Re-election of Li Yue as a Director                       Mgmt          For                            For

3.ii   Re-election of Lu Xiangdong as a Director                 Mgmt          For                            For

3.iii  Re-election of Xin Fanfei as a Director                   Mgmt          For                            For

3.iv   Re-election of Frank Wong Kwong Shing as a Director       Mgmt          For                            For

4      Re-appointment of Messrs. KPMG as the Auditors            Mgmt          For                            For
       and to authorise the Directors to fix their
       remuneration

5      Authorize the Directors during the relevant               Mgmt          For                            For
       period of all the powers of the   Company to
       purchase shares of HKD 0.10 each in the capital
       of the Company     including any form of depositary
       receipt representing the right to receive
       such shares  Shares ; and the aggregate nominal
       amount of shares which may be purchased on
       The Stock Exchange of Hong Kong Limited or
       any other stock       exchange on which securities
       of the Company may be listed and which is
       recognized for this purpose by the Securities
       and Futures Commission of Hong  Kong and The
       Stock Exchange of Hong Kong Limited shall not
       exceed or          represent more than 10%
       of the aggregate nominal amount of the share
       capital  of the Company in issue at the date
       of passing this resolution, and the said  approval
       shall be limited accordingly; CONTD..

-      CONTD..  Authority expires earlier at the conclusion      Non-Voting    No vote
       of the next AGM of the   meeting or the expiration
       of period within which the next AGM of the
       Company  is required by law to be held

6      Authorize the Directors to exercise full powers           Mgmt          Against                        Against
       of the Company to allot,      issue and deal
       with additional shares in the Company  including
       the making    and granting of offers, agreements
       and options which might require shares to
       be allotted, whether during the continuance
       of such mandate or thereafter     provided
       that, otherwise than pursuant to (i) a rights
       issue where shares are offered to shareholders
       on a fixed record date in proportion to their
       then    holdings of shares; (ii) the exercise
       of options granted under any share      option
       scheme adopted by the Company; (iii) any scrip
       dividend or similar     arrangement providing
       for the allotment of shares in lieu of the
       whole or     part of a dividend in accordance
       with the Articles of Association of the
       Company, the aggregate nominal amount of
       the shares allotted shall not exceed the CONTD..

-      CONTD.. aggregate of: (a) 20% of the aggregate            Non-Voting    No vote
       nominal amount of the share    capital of the
       Company in issue at the date of passing this
       resolution, plus  (b)  if the Directors are
       so authorized by a separate ordinary resolution
       of  the shareholders of the Company  the nominal
       amount of the share capital of   the Company
       repurchased by the Company subsequent to the
       passing of this      resolution  up to a maximum
       equivalent to 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this      Resolution
       ;  Authority expires earlier at the conclusion
       of the next AGM of  the meeting or the expiration
       of period within which the next AGM of the
       Company is required by law to be held

7      Authorize the Directors of the Company to exercise        Mgmt          Against                        Against
       the powers of the Company  referred to in the
       resolution as specified in item 6 in the notice
       of this    meeting in respect of the share
       capital of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 CHINA NATIONAL BUILDING MATERIAL COMPANY LTD                                                Agenda Number:  702041562
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15045100
    Meeting Type:  EGM
    Meeting Date:  24-Aug-2009
          Ticker:
            ISIN:  CNE1000002N9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR RESOLUTIONS
       1 TO 3. THANK YOU.

1.     Approve and ratify the 10 Share Acquisition               Mgmt          For                            For
       Agreements entered into between the Company,
       Sanshi Group, Parent and Shanghai Lixin Zhongcheng
       Asset and Equity Management on 26 JUN 2009
       relating to the acquisition of a further 45%
       equity interests in Sanshi Hede, further 38%
       equity interests in Shaoxing Sanshi, further
       40% equity interests in Jiande Sanshi, further
       49% equity interests in Tonglu Sanshi, further
       46% equity interests in Sanshi Jiaxing, 38%
       equity interests in Sanshi Changxing, 67.46%
       equity interests in Sanshi Cement, 6.75% equity
       interests in Sanshi Wutong, 51% equity interests
       in Sanshi Xiaopu, and 44.8% equity interests
       in Fuyang Sanshi held by Sanshi Group

2.     Approve, subject to the approval of the special           Mgmt          For                            For
       resolution below, the appointment of Mr. Cui
       Xingtai as an Executive Director of the Company
       to hold office with effect from the date of
       the passing of this resolution until 30 JUN
       2011

S.3    Amend the existing Articles of Association of             Mgmt          For                            For
       the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 CHINA OILFIELD SVCS LTD                                                                     Agenda Number:  702419082
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15002101
    Meeting Type:  AGM
    Meeting Date:  28-May-2010
          Ticker:
            ISIN:  CNE1000002P4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL       LINK:http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN20100423865.pdf

1      Receive the audited financial statements and              Mgmt          For                            For
       the report of  the Auditor for   the YE 31
       DEC 2009

2      Receive the proposed profit distribution and              Mgmt          For                            For
       annual dividend  for the YE 31   DEC 2009

3      Receive  the report of the Directors of the               Mgmt          For                            For
       Company for the  YE 31 DEC 2009

4      Receive  the report of the Supervisory Committee          Mgmt          For                            For
       of the  Company for the YE   31 DEC  2009

5      Approve  the performance evaluation of 2008               Mgmt          For                            For
       and 2009 of  the Stock            Appreciation
       Rights Scheme of the Company

6      Re-appointment of Ernst & Young Hua Ming and              Mgmt          For                            For
       Ernst & Young as the domestic   and international
       auditors of the Company  for the year 2010
       and to authorize the Board of Directors to
       fix the  remuneration thereof

7      Re-election Mr. Wu Mengei as a Non-Executive              Mgmt          For                            For
       Director of the Company with     immediate
       effect

8      Election of  Mr, Fong Wo, Felix as an independent         Mgmt          For                            For
       Non-Executive Director of   the  Company with
       immediate effect

9      Election of  Mr. Chen Quansheng as an independent         Mgmt          For                            For
       Non-Executive Director of   the Company with
       immediate effect

10     Election of  Ms. An Xuefen as a Supervisor of             Mgmt          For                            For
       the Company with immediate      effect

S.11   Authorize the Directors of the Company, subject           Mgmt          Against                        Against
       to this resolution and        subject to all
       applicable laws, rules and regulations and/or
       requirements of  the governmental or regulatory
       body of securities in the People's Republic
       of China  the PRC , The Stock Exchange of Hong
       Kong Limited  the Stock Exchange  or of any
       other governmental or regulatory body, to exercise,
       whether by a    single exercise or otherwise,
       all the powers of the Company to allot, issue
       and deal with the overseas listed foreign
       shares  H Shares  during the        relevant
       period  as specified in this resolution ; the
       aggregate nominal      amount of the H Shares
       which are authorized to be allotted by the
       directors   of the Company pursuant to the
       approve this resolution shall not exceed 20%
       of the aggregate nominal amount of the H
       Shares of the Company CONT

CONT   CONT in issued as at the date of passing this             Non-Voting    No vote
       resolution, and the said        approval shall
       be limited accordingly; and the authority granted
       this         resolution shall be conditional
       upon the approvals of any regulatory
       authorities as required by the laws, rules
       and regulations of the PRC being   obtained
       by the Company;  Authority expires the earlier
       of this resolution    until the conclusion
       of the next AGM of the Company within which
       the next AGM of the Company is required by
       law or the Company's Articles of Association
       to be held ; subject to the approval of all
       relevant governmental authorities in the PRC
       for the issue and allotment of and dealing
       in such H Shares being     granted, authorize
       the Directors of the Company to make such corresponding
       amendments to the Articles of Association
       the Articles  of the Company as    CONT

CONT   CONT it thinks fit so as to change the registered         Non-Voting    No vote
       capital of the Company and  to reflect the
       new capital structure of the Company upon the
       exercise of the  authority to allot, issue
       and deal in H Shares as conferred this resolution;
       and file the amended Articles with the relevant
       governmental authorities of   the PRC of the
       Company




--------------------------------------------------------------------------------------------------------------------------
 CHINA OILFIELD SVCS LTD                                                                     Agenda Number:  702444516
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15002101
    Meeting Type:  EGM
    Meeting Date:  28-Jun-2010
          Ticker:
            ISIN:  CNE1000002P4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK:  http://www.hkexnews.hk/listedco/listconews/sehk/20100511/LTN20100511557.pdf

1      Approve the resolution on the Company's satisfaction      Mgmt          For                            For
       of the requirements in   relation to the A
       Share Issue by the Shareholders' in accordance
       with the     relevant provisions of laws and
       regulations including the Company Law of the
       PRC, the Securities Law of the PRC, the Administrative
       Rules Governing Issue  of Securities by Listed
       Companies, and after self inquiry conducted
       by the    Company, the Company is able to satisfy
       the requirements in relation to the A Share
       Issue

2      Approve the resolution on the feasibility study           Mgmt          For                            For
       report for the use of         proceeds from
       the A Share Issue of the Company

3      Approve the resolution on the report on the               Mgmt          For                            For
       use of proceeds from previous     fundraising
       activities of the Company

S.4a   Approve the each of the following items under             Mgmt          For                            For
       the resolution concerning the A Share Issue
       of the Company Share Type the A Shares to be
       issued under the A   Share Issue are the domestic-listed
       Renminbi denominated ordinary shares of   the
       Company

S.4b   Approve the each of the following items under             Mgmt          For                            For
       the resolution concerning the A Share Issue
       of the Company Nominal Value the A Shares to
       be issued under the  A Share Issue has a nominal
       value of RMB 1.00 each

S.4c   Approve the each of the following items under             Mgmt          For                            For
       the resolution concerning the A Share Issue
       of the Company offering Size: the A Shares
       to be issued under the A Share Issue will be
       no more than 500,000,000 the exact offering
       size will   be determined by the Board and
       the lead underwriter  the sponsor  through
       negotiations, subject to the level of subscriptions
       if any ex-right or        ex-dividend events,
       such as entitlement distribution, reserve capitalization
       or share placement, occur in the period between
       the date of the Board meeting  as defined below
       approving the A Share Issue and the date of
       A Share Issue, the respective maximum number
       of Shares to be issued under the A Share Issue
       will be subject to corresponding adjustment

S.4d   Approve the each of the following items under             Mgmt          For                            For
       the resolution concerning the A Share Issue
       of the Company Target Subscribers Natural persons,
       legal persons  and securities investment funds
       who maintain A share accounts with the
       Shanghai Stock Exchange, and other investors
       as approved by the CSRC  save    for those
       investors who are not permitted to subscribe
       for the A Shares by    law, regulation and/or
       policy of the PRC

S.4e   Approve the each of the following items under             Mgmt          For                            For
       the resolution concerning the A Share Issue
       of the Company pre-emptive rights of existing
       A Share             Shareholders A portion
       of the new A Shares  the proportion of which
       is to be  determined by the Board  as authorized
       by the Shareholders at the general     meeting
       and the lead underwriter  will first be offered
       to all existing A    Share Shareholders whose
       names appeared on the share register on the
       record   date on a pro-rata basis any new A
       Shares not subscribed by any existing A
       Share Shareholders may be allotted and issued
       to other potential investors.   In the event
       that any connected person of the Company subscribes
       for any new  A Shares under the A Share Issue,
       the Company shall comply with all relevant
       requirements under the Listing Rules under
       the A Share Issue, all target      subscribers
       are required to settle the subscription in
       cash

S.4f   Approve the each of the following items under             Mgmt          For                            For
       the resolution concerning the A Share Issue
       of the Company by the Shareholder Basis for
       determining the Issue Price the issue price
       will be no less than the lower of  i  the average
       trading price of the A Shares for the
       20 trading days prior to the date of    the
       publication of the offering documents, or
       ii  the average trading price  of the A Shares
       on the trading day preceding the date of the
       publication of   the offering documents

S.4g   Approve the each of the following items under             Mgmt          For                            For
       the resolution concerning the A Share Issue
       of the Company method of Issue: the A Share
       Issue will be         conducted via a public
       offer of new A Shares through online and offline
       offering  within the meaning of the relevant
       PRC laws and regulations ,       pursuant to
       which the new A Shares will be offering through
       the trading       system of the Shanghai Stock
       Exchange and through placement by the
       underwriter for the offering, respectively,
       to investors as approved by the   CSRC, or
       other method as approved by the CSRC, the A
       Share Issue to be        conducted in due course
       within six months upon approval by the CSRC

S.4h   Approve the each of the following items under             Mgmt          For                            For
       the resolution concerning the A Share Issue
       of the Company accumulated profit arrangement:
       upon the           completion of the A Share
       Issue, existing the old and new Shareholders
       will   share the undistributed profits accumulated
       prior to the A Share Issue

S.4i   Approve the each of the following items under             Mgmt          For                            For
       the resolution concerning the A Share Issue
       of the Company: Place of Listing the A Shares
       issued under the A  Share Issue will be traded
       on the Shanghai Stock Exchange

S.4j   Approve the each of the following items under             Mgmt          For                            For
       the resolution concerning the A Share Issue
       of the Company effectiveness of the Resolution
       approving the A    Share Issue the resolution
       will be effective within 12 months from the
       date   when it is approved at the EGM of the
       Company in addition to approval by this general
       meeting, this resolution is required to be
       submitted as special       resolution to the
       class meetings of Shareholders for consideration
       and        approval and the execution is subject
       to the approval of the CSRC, the plan   approved
       by the CSRC shall be final

S.4k   Approve the each of the following items under             Mgmt          For                            For
       the resolution concerning the A Share Issue
       of the Company use of Proceeds: it is intended
       to raise a gross   amount of no more than RMB
       7 billion  approximately HKD 8 billion   inclusive
       of issuing expenses  through the A Share Issue
       It is currently intended that  the proceeds
       raised from the A Share Issue will be used
       for the following     projects:  1  building
       of oilfield service vessel s   approximately
       RMB 2.56  billion  approximately HKD 2.9 billion
       ;  2  building of 200 feet jack-up    rig
       s   approximately RMB 1.93 billion  approximately
       HKD 2.2 billion  ;  3   building of deep-water
       AHTS vessel s   approximately RMB 1.03 billion
       approximately HKD 1.2 billion  ;  4
       building of twelve-streamer seismic      vessel
       s   approximately RMB 960 million  approximately
       HKD 1.1 billion  ;    CONT

CONT   CONTD  and  5  building of deep-water survey              Non-Voting    No vote
       vessel s   approximately RMB 520 million  approximately
       HKD 600 million   the Company may invest in
       the above  projects through utilizing its internal
       resources before the proceeds from    the A
       Share Issue is made available to the Company
       when the proceeds is       available, the Company
       is authorized to apply the proceeds to any
       payment due in relation to the above projects
       which is incurred before the completion of
       the A Share Issue in the event that the proceeds
       raised from the A Share      Issue is not sufficient
       for the purpose of the above projects, the
       Company    will utilize other funding sources
       to cover the shortfall upon CONT

CONT   CONT completion of any of the above projects,             Non-Voting    No vote
       the remaining proceeds raised   from the A
       Share Issue  together with interest accrued
       thereon , if any, will be applied in other
       projects aforesaid, as approved by the Board
       and          recommended by the independent
       Directors, the sponsor and the Supervisory
       Committee of the Company

S.5    Approve the resolution concerning the authorization       Mgmt          For                            For
       given to the Board for    handling all relevant
       matters regarding the A Share Issue in order
       to         effectively complete, in an orderly
       manner, the A Share Issue by the Company  in
       accordance with laws and regulations including
       the Company Law of the PRC  and the Securities
       Law of the PRC and the Articles of Association;
       a         authorize  Mr. Liu Jian and Mr.
       Li Yong as the Directors to handle all
       matters relating to the A Share Issue, including
       but not limited to making    specific determination
       on the timing of issue, CONTD

CONT   CONTD offering size, method of issue, pricing             Non-Voting    No vote
       method, issue price, target     subscribers,
       offering size and proportion to target subscribers,
       and offer to existing Shareholders and other
       matters relating to the A Share Issue;  b
       authorize  Mr. Liu Jian and Mr. Li Yong
       as the Directors to sign and execute  all application
       documents and other necessary documents and
       agreements        relating to the A Share Issue
       as required by the relevant Supervisory
       departments, stock exchange and approval
       authorities  c  Within the scope of  authorization
       by the general meeting and based on the actual
       circumstances;   authorize  Mr. Liu Jian and
       Mr. Li Yong as the Directors to adjust the
       arrangements for the specific projects
       which the proceeds of the A Share      Issue
       will be used for, including the amount of funds,
       time and method of     implementation of the
       projects and the priority of the projects CONTD

CONT   CONTD  d authorize  Mr. Liu Jian and Mr. Li               Non-Voting    No vote
       Yong, as the Directors to handle  such relevant
       matters as share registration and listing,
       to submit relevant   documents upon completion
       of the A Share Issue, to amend the Articles
       of      Association  being to amend  i  Article
       16 for the purpose of amending the    total
       issued ordinary shares of the Company and the
       shareholding percentage   of the promoter upon
       completion of the A Share Issue;  ii  Article
       17 for the purpose of amending the total number
       of A Shares issued by the Company upon   completion
       of the A Share Issue, the total number of A
       Shares held by the     CONTD

CONT   CONTD promoter and the A Share Shareholders               Non-Voting    No vote
       other than the promoter , and    the respective
       percentages of the promoter, the A Share Shareholders
       other   than the promoter  and the H Share
       Shareholders in the total issued ordinary
       shares of the Company; and  iii  Article 20
       for the purpose of amending the   total registered
       capital of the Company  upon completion of
       the A Share       Issue, and carry out relevant
       registration procedures regarding the change
       of the registered capital of the Company;
       e  authorize Mr. Liu Jian and Mr. Li  Yong
       as a Directors to handle all other relevant
       matters related to the A     Share Issue;
       f  the authorization as set forth above shall
       be effective for  12 months commencing from
       the date of approval of the resolutions at
       the EGM  of the Company

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA OILFIELD SVCS LTD                                                                     Agenda Number:  702450759
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15002101
    Meeting Type:  CLS
    Meeting Date:  28-Jun-2010
          Ticker:
            ISIN:  CNE1000002P4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100511/LTN20100511559.pdf

S.1a   Approve to issue under the A Shares in the domestic-listedMgmt          For                            For
       Renminbi denominated ordinary shares of the
       Company

S.1b   Approve to issue under the A Share Issue has              Mgmt          For                            For
       a nominal value of RMB 1.00 each

S.1c   Approve to issue under the A Share Issue will             Mgmt          For                            For
       be no more than 500,000,000. The exact offering
       size will be determined by the Board and the
       lead underwriter [the sponsor] through negotiations,
       subject to the level of subscriptions If any
       ex-right or ex-dividend events, such as entitlement
       distribution, reserve capitalization or share
       placement, occur in the period between the
       date of the Board meeting [as defined below]
       approving the A Share Issue and the date of
       A Share Issue, the respective maximum number
       of Shares to be issued under the A Share Issue
       will be subject to corresponding adjustment

S.1d   Approve that natural persons, legal persons               Mgmt          For                            For
       and securities investment funds who maintain
       A share accounts with the Shanghai Stock Exchange
       and other investors as approved by the CSRC
       [save for those investors who are not permitted
       to subscribe for the A Shares by law, regulation
       and/or policy of the PRC]

S.1e   Approve that a portion of the new A Shares [the           Mgmt          For                            For
       proportion of which is to be determined by
       the Board [as authorized by the Shareholders
       at the general meeting] and the lead underwriter]
       will first be offered to all existing A Share
       Shareholders whose names appeared on the share
       register on the record date on a pro-rata basis.
       Any new A Shares not subscribed by any existing
       A Share Shareholders may be allotted and issued
       to other potential investors. In the event
       that any connected person of the Company subscribes
       for any new A Shares under the A Share Issue,
       the Company shall comply with all relevant
       requirements under the Listing Rules Under
       the A Share Issue, all target subscribers are
       required to settle the subscription in cash

S.1f   Approve that the issue price will be no less              Mgmt          For                            For
       than the lower of [i] the average trading price
       of the A Shares for the 20 trading days prior
       to the date of publication of the Offering
       Documents, or [ii] the average trading price
       of the A Shares on the trading day preceding
       the date of publication of the Offering Documents

S.1g   Approve that the A Share Issue will be conducted          Mgmt          For                            For
       via a public offer of new A Shares through
       online and offline offering [within the meaning
       of the relevant PRC laws and regulations],
       pursuant to which the new A Shares will be
       offering through the trading system of the
       Shanghai Stock Exchange and through placement
       by the underwriter for the offering, respectively,
       to investors as approved by the CSRC, or other
       method as approved by the CSRC; the A Share
       Issue, if approved by the CSRC, shall be conducted
       in due course within six months thereafter

S.1h   Approve that the issue upon the completion of             Mgmt          For                            For
       the A Share Issue, both the existing and new
       Shareholders will share the undistributed profits
       accumulated prior to the A Share Issue

S.1i   Approve that the A Shares issued under the A              Mgmt          For                            For
       Share Issue will be traded on the Shanghai
       Stock Exchange

S.1j   Approve that the resolution will be effective             Mgmt          For                            For
       within 12 months from the date when it is approved
       at the EGM of the Company; in addition to approval
       by this general meeting, this resolution is
       required to be submitted as special resolution
       to the class meetings of Shareholders for consideration
       and approval and the execution is subject to
       the approval of the CSRC; the plan approved
       by the CSRC shall be final

S.1k   Approve to raise a gross amount of no more than           Mgmt          For                            For
       RMB 7 billion [approximately HKD 8 billion]
       [inclusive of issuing expenses] through the
       A Share Issue. It is currently intended that
       the proceeds raised from the A Share Issue
       will be used for the following projects: [1]
       building of oilfield service vessel[s] [approximately
       RMB2.56 billion [approximately HKD 2.9 billion]];
       [2] building of 200 feet jack-up rig[s] [approximately
       RMB 1.93 billion [approximately HKD 2.2 billion]];
       [3] building of deep-water AHTS vessel[s] [approximately
       RMB 1.03 billion [approximately HKD 1.2 billion]];
       [4] building of twelve-streamer seismic vessel[s]
       [approximately RMB 960 million [approximately
       HKD 1.1 billion]; and [5] building of deep-water
       survey vessel[s] [approximately RMB520 million
       [approximately HKD 600 million]; the Company
       may invest in the above projects through utilizing
       its internal resources before the proceeds
       from the A Share Issue is made available to
       the Company. When the proceeds is available;
       authorize the Company to apply the proceeds
       to any injected capital in relation to the
       above projects which is incurred before the
       completion of the A Share Issue. 4 In the event
       that the proceeds raised from the A Share Issue
       is not sufficient for the purpose of the above
       projects, the Company will utilize other funding
       sources to cover the shortfall. Upon completion
       of any of the above projects, CONT  the remaining
       proceeds raised from the A Share Issue [together
       with interest accrued thereon], if any, will
       be applied in other projects aforesaid, as
       approved by the Board and recommended by the
       independent Directors, the sponsor and the
       supervisory committee of the Company

S.2    Authorize the Board for handling all relevant             Mgmt          For                            For
       matters regarding the A Share Issue be and
       is hereby approved; in order to effectively
       complete, in an orderly manner, the A Share
       Issue by the Company in accordance with laws
       and regulations including the Company Law of
       the PRC and the Securities Law of the PRC and
       the Articles of Association, the following
       be and are hereby approved; [a] authorize the
       Directors Mr. Liu Jian and Mr. Li Yong, both
       to handle all matters relating to the A Share
       Issue, including but not limited to making
       specific determination on the timing of issue,
       offering size, method of issue, pricing method,
       issue price, target subscribers, offering size
       and proportion to target subscribers, and offer
       to existing Shareholders and other matters
       relating to the A Share Issue; [b] authorize
       the Directors Mr. Liu Jian and Mr. Li Yong,
       both to sign and execute all application documents
       and other necessary documents and agreements
       relating to the A Share Issue as required by
       the relevant supervisory departments, stock
       exchange and approval authorities; [c] authorize
       the Directors and based on the actual circumstances,
       Mr. Liu Jian and Mr. Li Yong, both being Directors,
       to adjust the arrangements for the specific
       projects which the proceeds of the A Share
       Issue will be used for, including the amount
       of funds, time and method of implementation
       of the projects and the priority of the projects;
       [d] authorize the Directors Mr. Liu Jian and
       Mr. Li Yong, both to handle such relevant matters
       as share registration and listing, to submit
       relevant documents upon completion of the A
       Share Issue, to amend the Articles of Association
       [being to amend [i] Article 16 for the purpose
       of amending the total issued ordinary shares
       of the Company and the shareholding percentage
       of the promoter upon completion of the A Share
       Issue; [ii] Article 17 for the purpose of amending
       the total number of A Shares issued by the
       Company upon completion of the A Share Issue,
       the total number of A Shares held by the promoter
       and the A Share Shareholders [other than the
       promoter], and the respective percentages of
       the promoter, the A Share Shareholders [other
       than the promoter] and the H Share Shareholders
       in the total issued ordinary shares of the
       Company; and [iii] Article 20 for the purpose
       of amending the total registered capital of
       the Company] upon completion of the A Share
       Issue, and carry out relevant registration
       procedures regarding the change of the registered
       capital of the Company; [e] authorize the Directors
       Mr. Liu Jian and Mr. Li Yong, both to handle
       all other relevant matters related to the A
       Share Issue; [f] authorize to set forth above
       shall be effective for 12 months commencing
       from the date of approval of the resolutions
       at the EGM of the Company




--------------------------------------------------------------------------------------------------------------------------
 CHINA OVERSEAS LAND & INVESTMENT LTD                                                        Agenda Number:  702116167
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15004107
    Meeting Type:  EGM
    Meeting Date:  03-Nov-2009
          Ticker:
            ISIN:  HK0688002218
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Approve and ratify the JV Agreement [as specified]        Mgmt          For                            For
       and the transactions contemplated thereunder
       and the implementation thereof; and authorize
       any 1 Director of the Company on behalf of
       the Company to execute any such other documents,
       instruments and agreements and to do any such
       acts or things deemed by him to be incidental
       to m ancillary to or in connection with the
       matters contemplated in the JV Agreement and
       the transactions contemplated there under including
       the affixing of common seal there on

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA OVERSEAS LAND & INVESTMENT LTD                                                        Agenda Number:  702389013
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15004107
    Meeting Type:  AGM
    Meeting Date:  09-Jun-2010
          Ticker:
            ISIN:  HK0688002218
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

1      Receive and adopt the Audited financial statements        Mgmt          For                            For
       and the reports of the     Directors and the
       Independent Auditor's report for the FYE 31
       DEC 2009

2.a    Re-elect Mr. Kong Qingping as a Director                  Mgmt          For                            For

2.b    Re-elect Mr. Xiao Xiao as a Director                      Mgmt          For                            For

2.c    Re-elect Mr. Dong Daping as a Director                    Mgmt          For                            For

2.d    Re-elect Mr. Nip Yun Wing as a Director                   Mgmt          For                            For

2.e    Re-elect Mr. Lin Xiaofeng as a Director                   Mgmt          For                            For

2.f    Re-elect Mr. Lam Kwong Siu as a Director                  Mgmt          For                            For

2.g    Re-elect Dr. Wong Ying Ho, Kennedy as a Director          Mgmt          For                            For

3      Authorize the Board to fix the remuneration               Mgmt          For                            For
       of the Directors

4      Approve the declaration of a final dividend               Mgmt          For                            For
       for the YE 31 DEC 2009 of HK 13   cents per
       share

5      Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and authorize the Board   to fix their remuneration

6      Authorize the Directors the general and unconditional     Mgmt          For                            For
       mandate to repurchase   shares in the capital
       of the Company up to 10% of the issued share
       capital of the Company

7      Authorize the Directors the general and unconditional     Mgmt          Against                        Against
       mandate to allot, issue and deal with new shares
       not exceeding 20% of the issued share capital
       of the Company

8      Approve the extension of the authority granted            Mgmt          Against                        Against
       to the Directors by Resolution 7 above by adding
       the number of shares repurchased pursuant to
       the authority  granted to the Directors by
       Resolution 6 above

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK:  http://www.hkexnews.hk/listedco/listconews/sehk/20100419/LTN20100419484.pdf




--------------------------------------------------------------------------------------------------------------------------
 CHINA OVERSEAS LAND & INVESTMENT LTD                                                        Agenda Number:  702373678
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15004107
    Meeting Type:  EGM
    Meeting Date:  09-Jun-2010
          Ticker:
            ISIN:  HK0688002218
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100419/LTN20100419530.pdf

1.     Ratify and approve the New CSCECL Group Engagement        Mgmt          For                            For
       Agreement (as specified) and the transactions
       contemplated thereunder and the implementation
       thereof, and to approve the New Cap (as defined)




--------------------------------------------------------------------------------------------------------------------------
 CHINA PACIFIC INSURANCE (GROUP) CO LTD                                                      Agenda Number:  702389556
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1505R101
    Meeting Type:  AGM
    Meeting Date:  03-Jun-2010
          Ticker:
            ISIN:  CNE1000009Q7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve the report of Board of Directors of               Mgmt          For                            For
       the Company for the year 2009

2      Approve the report of Board of Supervisors of             Mgmt          For                            For
       the Company for the year 2009

3      Approve the financial statements and report               Mgmt          For                            For
       of the Company for the year 2009

4      Approve the full text and the summary of the              Mgmt          For                            For
       annual report of A shares of the Company for
       the year 2009

5      Approve the annual report of H shares of the              Mgmt          For                            For
       Company for the year 2009

6      Approve the profit distribution plan of the               Mgmt          For                            For
       Company for the year 2009

7      Appointment of Ernst & Young Hua Ming as the              Mgmt          For                            For
       domestic auditor for the year    2010 and Ernst
       & Young as the overseas Auditor of the Company
       for the years   2009 and 2010 and authorize
       the Audit Committee of the Board of Directors
       of  the Company to determine the principles
       of fixing the remunerations of the    domestic
       and overseas auditors with them and authorize
       the management to      determine their actual
       remunerations based on the agreed principles

8      Approve the remuneration management system of             Mgmt          For                            For
       Directors and Supervisors

9      Approve the due diligence report of the Directors         Mgmt          For                            For
       for the year 2009

10     Approve the report on performance of Independent          Mgmt          For                            For
       Directors for the year 2009

11.1   Election of Mr. GAO Guofu as a Executive Director         Mgmt          For                            For
       of the Company

11.2   Election of Mr. HUO Lianhong as a Executive               Mgmt          For                            For
       Director of the Company

11.3   Election of Mr. YANG Xianghai as a Non-executive          Mgmt          For                            For
       Director of the Company

11.4   Election of Mr. ZHOU Ciming as a Non-executive            Mgmt          For                            For
       Director of the Company

11.5   Election of Mr. YANG Xiangdong as a Non-executive         Mgmt          For                            For
       Director of the Company

11.6   Election of Ms. FENG Junyuan, Janine as a Non-executive   Mgmt          For                            For
       Director of the       Company

11.7   Election of Mr. WANG Chengran as a Non-executive          Mgmt          For                            For
       Director of the Company

11.8   Election of Mr. WU Jumin as a Non-executive               Mgmt          For                            For
       Director of the Company

11.9   Election of Mr. ZHENG Anguo as a Non-executive            Mgmt          For                            For
       Director of the Company

11.10  Election of Ms. XU Fei as a Non-executive Director        Mgmt          For                            For
       of the Company

11.11  Election of Mr. XU Shanda as a Independent Non-executive  Mgmt          For                            For
       Director of the      Company

11.12  Election of Mr. CHANG Tso Tung Stephen as a               Mgmt          For                            For
       Independent Non-executive         Director
       of the Company

11.13  Election of Mr. LI Ruoshan as a Independent               Mgmt          For                            For
       Non-executive Director of the     Company

11.14  Election of Mr. YUEN Tin Fan as a Independent             Mgmt          For                            For
       Non-executive Director of the   Company

11.15  Election of Mr. XIAO Wei as a Independent Non-executive   Mgmt          For                            For
       Director of the       Company

12.1   Election of Mr. ZHANG Jianwei as a non-employee           Mgmt          For                            For
       representative Supervisor of  the Company

12.2   Election of Ms. LIN Lichun as a Non-Employee              Mgmt          For                            For
       representative supervisor of the Company

12.3   Election of Mr. ZHOU Zhuping as a non-employee            Mgmt          For                            For
       representative Supervisor of   the Company

S.13   Amend the Articles 19, 20, 23, 75, 164, 243,              Mgmt          For                            For
       246 of the original the Articles of Association
       of the Company  the "Articles of Association'
       , and authorize  the Chairman of the Board
       of Directors or his attorney to make further
       amendments which in his opinion may
       be necessary, desirable and expedient in  accordance
       with the applicable laws and regulations, and
       as may be required   by China Insurance Regulatory
       Commission ("CIRC") and other relevant
       authorities

S.14   Approve the proposed amendments to the procedural         Mgmt          For                            For
       rules for the shareholders' general meetings
       of the Company as set out in Appendix VII to
       the circular of the Company dated 19 APR 2010,
       and authorize the Chairman of the Board of
       Directors or his attorney to make further
       amendments which in his opinion may be necessary
       and desirable in accordance with the requirements
       of relevant    regulatory authorities and the
       stock exchange at the place where the shares
       of the Company are listed from time to time
       during the process of the         Company's
       application for the amended procedural rules
       for the shareholders'  general meetings of
       the Company as appendix to the Articles of
       Association    shall take effect after obtaining
       the approval from CIRC

S.15   Approve the proposed amendments to the interim            Mgmt          For                            For
       management measures on         connected transactions
       of H Shares of the Company as set out in Appendix
       VIII to the circular of the Company dated 19
       APR 2010

S.16   Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       to determine if the Company   shall allot,
       issue and deal with domestic shares and overseas
       listed foreign  shares ("H Shares") separately
       or concurrently, according to the market
       conditions and the needs of the Company,
       provided that the respective number  of shares
       shall not exceed 20% of the domestic shares
       or H Shares of the      Company in issue on
       the date of the passing of this Special Resolution,
       however, notwithstanding the granting
       of the general mandate to the Board of  Directors,
       any issue of new domestic shares would require
       another             shareholders' approval
       at a shareholders' meeting in accordance with
       the      relevant PRC laws and regulations




--------------------------------------------------------------------------------------------------------------------------
 CHINA PETE & CHEM CORP                                                                      Agenda Number:  702081112
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15010104
    Meeting Type:  EGM
    Meeting Date:  15-Oct-2009
          Ticker:
            ISIN:  CNE1000002Q2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE "IN FAVOR" OR "AGAINST" ONLY FOR RESOLUTION
       "1". THANK YOU.

1.     Approve: a) the Mutual Supply Agreement Amendments,       Mgmt          For                            For
       the Major Continuing Connected Transactions
       and its caps for the 3 years ending on 31 DEC
       2012; b) the Non-Major Continuing Connected
       Transactions; and authorize Mr. Wang Xinhua,
       the Chief Financial Officer of Sinopec Corp.,
       to sign or execute such other documents or
       supplemental agreements or deeds on behalf
       of Sinopec Corp. and to do such things and
       take all such actions pursuant to the relevant
       Board resolutions as necessary or desirable
       for the purpose of giving effect to the above
       resolution with such changes as he (or she)
       may consider necessary, desirable or expedient

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CONSERVATIVE   Non-Voting    No vote
       SUB-LEVEL CUT-OFF. IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA RES ENTERPRISE LTD                                                                    Agenda Number:  702154371
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15037107
    Meeting Type:  EGM
    Meeting Date:  27-Nov-2009
          Ticker:
            ISIN:  HK0291001490
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Approve and ratify the conditional asset swap             Mgmt          For                            For
       agreement dated 29 OCT 2009 entered into between
       the Company and China Resources [Holdings]
       Company Limited [CRH] in relation to the acquisitions
       of a hypermarket chain in China and a brewery
       in Shandong Province from, and the disposals
       of the Company's entire interest in its textile
       division and the minority investments in container
       terminal operations in Hong Kong and Yantian,
       Shenzhen to, CRH or its subsidiaries [the Asset
       Swap Agreement], as specified, and all the
       terms and conditions thereof and the transactions
       contemplated under the Asset Swap Agreement,
       and authorize any Executive Director of the
       Company to do such acts and execute such other
       documents with or without amendments and affix
       the common seal of the Company thereto [if
       required] as he may consider necessary, desirable
       or expedient and in the interest of the Company
       to carry out or give effect to or otherwise
       in connection with or in relation to the Asset
       Swap Agreement




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES ENTERPRISE LTD                                                              Agenda Number:  702414183
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y15037107
    Meeting Type:  AGM
    Meeting Date:  28-May-2010
          Ticker:
            ISIN:  HK0291001490
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK:  http://www.hkexnews.hk/listedco/listconews/sehk/20100420/LTN20100420397.pdf

1      Receive and consider the audited financial statements     Mgmt          For                            For
       and the Directors'      report and the Independent
       Auditor's report for the YE 31 DEC 2009

2      Declare a final dividend                                  Mgmt          For                            For

3.a    Re-election of Mr. Lai Ni Hium as Director                Mgmt          For                            For

3.b    Re-election of Mr. Houang Tai Ninh as Director            Mgmt          For                            For

3.c    Re-election of Dr. Li Ka Cheung, Eric as Director         Mgmt          For                            For

3.d    Re-election of Dr. Cheng Mo Chi as Director               Mgmt          For                            For

3.e    Re-election of Mr. Bernard Charnwut Chan as               Mgmt          For                            For
       Director

3.f    Re-election of Mr. Siu Kwing Chue, Gordon as              Mgmt          For                            For
       Director

3.g    Approve to fix the fees for all Directors                 Mgmt          For                            For

4      Re-appointment of Auditors and authorize the              Mgmt          For                            For
       Directors to fix their           remuneration

5      Approve to give a general mandate to the Directors        Mgmt          For                            For
       to repurchase shares of    the Company

6      Approve to give a general mandate to the Directors        Mgmt          Against                        Against
       to issue new shares of the Company

7      Approve to extend the general mandate to be               Mgmt          Against                        Against
       given to the Directors to issue   shares

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION      Non-Voting    No vote
       OF A COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES LAND LTD                                                                    Agenda Number:  702069370
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2108Y105
    Meeting Type:  EGM
    Meeting Date:  28-Aug-2009
          Ticker:
            ISIN:  KYG2108Y1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR THIS RESOLUTION.
       THANK YOU.

1.     Approve, confirm and ratify the conditional               Mgmt          For                            For
       sale and purchase agreement [the Sale and Purchase
       Agreement] dated 31 JUL 2009 entered into between
       Central New Investments Limited [the Vendor]
       and the Company [the Purchaser] as specified,
       in all respects and all the transactions contemplated
       pursuant to the Sale and Purchase Agreement;
       and authorize any one Director of the Company
       or any other person by the Board of Directors
       of the Company from time to time be and are
       to sign, execute, perfect and deliver and where
       required, affix the common seal of the Company
       to, all such documents, instruments and deeds,
       and do all such actions which are in his opinion
       necessary, appropriate, desirable or expedient
       for the implementation and completion of the
       Sale and Purchase Agreement, all other transactions
       contemplated under or incidental to the Sale
       and Purchase Agreement and all other matters
       incidental thereto or in connection therewith
       and to agree to the variation and waiver of
       any of the matters relating thereto that are,
       in his opinion, appropriate, desirable or expedient
       in the context of the Acquisition and are in
       the best interests of the Company




--------------------------------------------------------------------------------------------------------------------------
 CHINA RESOURCES LAND LTD                                                                    Agenda Number:  702392488
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2108Y105
    Meeting Type:  AGM
    Meeting Date:  01-Jun-2010
          Ticker:
            ISIN:  KYG2108Y1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1      Receive the audited financial statements and              Mgmt          For                            For
       the Directors' report and the    Independent
       Auditor's report for the YE 31 DEC 2009

2      Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Wu Xiangdong as a Director                   Mgmt          For                            For

3.2    Re-elect Mr. Jiang Wei as a Director                      Mgmt          For                            For

3.3    Re-elect Mr. Li Fuzuo as a Director                       Mgmt          For                            For

3.4    Re-elect Mr. Du Wenmin as a Director                      Mgmt          For                            For

3.5    Re-elect Mr. Wang Shi as a Director                       Mgmt          For                            For

3.6    Re-elect Mr. Ma Si Hang Frederick as a Director           Mgmt          For                            For

3.7    Approve to fix the remuneration of the Directors          Mgmt          For                            For

4      Re-appoint the Auditor and authorize the Directors        Mgmt          For                            For
       to fix their remuneration

5      Grant a general mandate to the Directors to               Mgmt          For                            For
       repurchase shares of the Company

6      Grant a general mandate to the Directors to               Mgmt          Against                        Against
       issue new shares of the Company

7      Approve to extend the general mandate to be               Mgmt          Against                        Against
       given to the Directors to issue   new shares

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100423/LTN20100423765.pdf




--------------------------------------------------------------------------------------------------------------------------
 CHINA SHENHUA ENERGY COMPANY LTD                                                            Agenda Number:  702412189
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1504C113
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  CNE1000002R0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

CMMT   PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting    No vote
       INFORMATION IS AVAILABLE BY     CLICKING ON
       THE MATERIAL URL LINK:
       http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN201004291685.pdf

1      Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the YE 31 DEC 2009

2      Approve the report of the Board of supervisors            Mgmt          For                            For
       of the Company for the YE 31   DEC 2009

3      Approve the audited financial statements of               Mgmt          For                            For
       the Company for the YE 31 DEC     2009

4      Approve the Company's profit distribution plan            Mgmt          For                            For
       for the YE 31 DEC 2009, i.e.   final dividend
       for the YE 31 DEC 2009 in the amount of RMB
       0.53 per share     inclusive of tax  be declared
       and distributed, the aggregate amount of which
       is approximately RMB 10,541,000,000

5      Approve the remuneration of the Directors and             Mgmt          For                            For
       supervisors of the Company for  the YE 31 DEC
       2009, i.e. aggregate remuneration of the executive
       Directors is in the amount of RMB 902,336.78;
       aggregate remuneration of the non-executive
       Directors is in the amount of RMB 1,612,500,
       of which the aggregate           remuneration
       of the independent non-executive Directors
       is in the amount of   RMB 1,612,500, the non-executive
       Directors  other than the independent
       non-executive Directors  are remunerated
       by Shenhua Group Corporation Limited and are
       not remunerated by the Company in cash; remuneration
       of the           supervisors is in the amount
       of RMB 1,262,331.32

6      Re-appointment of KPMG Huazhen and KPMG as the            Mgmt          For                            For
       PRC and international Auditors respectively
       of the Company for 2010, the term of such re-appointment
       of      shall continue until the next AGM,
       and to authorise a committee comprising of
       Mr. Zhang Xiwu, Mr. Zhang Yuzhuo and Mr. Ling
       Wen, all being Directors of the Company, to
       determine their remuneration

7      Approve the revision of annual capital of continuing      Mgmt          For                            For
       connected transactions   carried out pursuant
       to the Transportation Service Framework Agreement
       dated  18 DEC 2009 entered into between the
       Company and Taiyuan Railway Bureau from  RMB
       2,600,000,000 to RMB 7,000,000,000 for the
       YE 31 DEC 2010

8      Approve the revision of annual capital of continuing      Mgmt          For                            For
       connected transactions   carried out pursuant
       to the Mutual Coal Supply Agreement dated 23
       MAR 2007    entered into between the Company
       and Shenhua Group Corporation Limited for
       the supply of coal by the Company and its
       subsidiaries  the Group  to Shenhua Group Corporation
       Limited and its subsidiaries  excluding the
       Group   the     Shenhua Group  from RMB 2,732,720,000
       to RMB 4,500,000,000 for the year       ending
       31 DEC 2010

9      Approve the Mutual Coal Supply Agreement dated            Mgmt          For                            For
       12 MAR 2010 entered into       between the
       Company and Shenhua Group Corporation Limited,
       the transactions   contemplated there under
       and the following proposed annual capitals;
       a       proposed annual capitals of RMB 6,600,000,000,
       RMB 7,000,000,000 and RMB      7,500,000,000
       for the three YE 31 DEC 2011, 31 DEC 2012 and
       31 DEC 2013,      respectively, for the supply
       of coal by the Group to the Shenhua Group;
       and   b  proposed annual capitals of RMB 11,000,000,000,
       RMB 13,000,000,000 and RMB 16,000,000,000 for
       the three YE 31 DEC 2011, 31 DEC 2012 and 31
       DEC 2013,     respectively, for the supply
       of coal by the Shenhua Group to the Group

10     Approve the Mutual Supplies and Services Agreement        Mgmt          For                            For
       dated 12 MAR 2010 entered  into between the
       Company and Shenhua Group Corporation Limited,
       the           transactions contemplated there
       under and the following proposed annual
       capitals:  a  proposed annual capitals of
       RMB 4,600,000,000, RMB              7,300,000,000
       and RMB 8,600,000,000 for the 3 YE 31 DEC 2011,
       31 DEC 2012 and 31 DEC 2013, respectively,
       for production supplies and ancillary services
       by  the Group to the Shenhua Group; and  b
       proposed annual capitals of RMB       5,500,000,000,
       RMB 6,000,000,000 and RMB 6,600,000,000 for
       the 3 YE 31 DEC    2011, 31 DEC 2012 and 31
       DEC 2013, respectively, for production supplies
       and  ancillary services by the Shenhua Group
       to the Group

11     Approve the Coal Supply Framework Agreement               Mgmt          For                            For
       dated 12 MAR 2010 entered into    between the
       Company and China Datang Corporation, the proposed
       annual         capitals thereto of RMB 4,300,000,000,
       RMB 4,600,000,000 and RMB              4,900,000,000
       for the 3 years ending 31 DEC 2011, 31 DEC
       2012 and 31 DEC      2013, respectively, and
       the transactions contemplated there under

12     Approve the Coal Supply Framework Agreement               Mgmt          For                            For
       dated 12 MAR 2010 entered into    between the
       Company and Tianjin Jinneng Investment Company,
       the proposed      annual capitals thereto of
       RMB 4,100,000,000, RMB 4,400,000,000 and RMB
       4,800,000,000 for the 3 YE 31 DEC 2011,
       31 DEC 2012 and 31 DEC 2013,          respectively,
       and the transactions contemplated there under

13     Approve the Coal Supply Framework Agreement               Mgmt          For                            For
       dated 12 MAR 2010 entered into    between the
       Company and Jiangsu Guoxin Asset Management
       Group Company         Limited, the proposed
       annual capitals thereto of RMB 3,500,000,000,
       RMB       3,800,000,000 and RMB 4,100,000,000
       for the three YE 31 DEC 2011, 31 DEC 2012 and
       31 DEC 2013, respectively, and the transactions
       contemplated there under

14     Approve the Transportation Service Framework              Mgmt          For                            For
       Agreement dated 12 MAR 2010      entered into
       between the Company and Taiyuan Railway Bureau,
       the proposed     annual capitals thereto of
       RMB 8,100,000,000, RMB 8,600,000,000 and RMB
       9,300,000,000 for the three years ending
       31 DEC 2011, 31 DEC 2012 and 31 DEC  2013,
       respectively, and the transactions contemplated
       there under

15     Approve the Coal Supply Framework Agreement               Mgmt          For                            For
       dated 12 MAR 2010 entered into    between the
       Company and Shaanxi Province Coal Transportation
       and Sales  Group  Co Ltd, the proposed annual
       capitals thereto of RMB 6,000,000,000, RMB
       6,400,000,000 and RMB 7,100,000,000 for
       the three years ending 31 DEC 2011,   31 DEC
       2012 and 31 DEC 2013, respectively, and the
       transactions contemplated  there under

16.1   Re-appointment of Dr. Zhang Xiwu as an executive          Mgmt          For                            For
       Director of the Company

16.2   Re-appointment of Dr. Zhang Yuzhuo as an executive        Mgmt          For                            For
       Director of the Company

16.3   Re-appointment of Dr. Ling Wen as an executive            Mgmt          For                            For
       Director of the Company

16.4   Re-appointment of Mr. Han Jianguo as a non-executive      Mgmt          For                            For
       Director of the Company

16.5   Appointment of Mr. Liu Benrun as a non-executive          Mgmt          For                            For
       Director of the Company

16.6   Appointment of Mr. Xie Songlin as a non-executive         Mgmt          For                            For
       Director of the Company

16.7   Re-appointment of Mr. Gong Huazhang as an independent     Mgmt          For                            For
       non-executive Director  of the Company

16.8   Appointment of Mr. Guo Peizhang as an independent         Mgmt          For                            For
       non-executive Director of   the Company

16.9   Appointment of Ms. Fan Hsu Lai Tai as an independent      Mgmt          For                            For
       non-executive Director   of the Company

17.1   Appointment of Mr. Sun Wenjian as a shareholders'         Mgmt          For                            For
       representative supervisor   of the Company

17.2   Appointment of Mr. Tang Ning as a shareholders            Mgmt          For                            For
       representative supervisor of   the Company

S.18   Approve a general mandate to the Board of Directors       Mgmt          Against                        Against
       to, by reference to       market conditions
       and in accordance with needs of the Company,
       to allot,      issue and deal with, either
       separately or concurrently, additional domestic
       shares  A shares  and overseas listed foreign
       invested shares  H shares  not  exceeding 20%
       of each of the number of domestic shares  A
       shares  and the     number of overseas-listed
       foreign invested shares  H shares  in issue
       at the  time of passing this resolution at
       AGM; pursuant to PRC laws and regulations,
       the Company will seek further approval from
       its shareholders in general       meeting for
       each issuance of domestic shares  A shares
       even where this       general mandate is approved;
       2  the Board of Directors be authorised to
       including but not limited to the following
       :-  i  formulate and implement     detailed
       CONTD

CONT   CONTD issuance plan, including but not limited            Non-Voting    No vote
       to the class of shares to be   issued, pricing
       mechanism and/or issuance price  including
       price range ,      number of shares to be issued,
       allottees and use of proceeds, time of
       issuance, period of issuance and whether
       to issue shares to existing          shareholders;
       ii  approve and execute, on behalf of the
       Company, agreements  related to share issuance,
       including but not limited to underwriting
       agreement and engagement agreements
       of professional advisers;  iii  approve   and
       execute, on behalf of the Company, documents
       related to share issuance    for submission
       to regulatory authorities, and to carry out
       approval           procedures required by regulatory
       authorities and venues in which the Company
       is listed;  iv  amend, as required by regulatory
       authorities within or        outside China,
       agreements and statutory CONTD

CONT   CONTD documents referred to in  ii  and  iii              Non-Voting    No vote
       above;  v  engage the services  of professional
       advisers for share issuance related matters,
       and to approve   and execute all acts, deeds,
       documents or other matters necessary,
       appropriate or required for share issuance;
       vi  increase the registered      capital of
       the Company after share issuance, and to make
       corresponding        amendments to the articles
       of association of the Company relating to share
       capital and shareholdings etc, and to carry
       out statutory registrations and   filings within
       and outside China;  Authority expires from
       the conclusion of   the AGM of the Company
       for 2010 the expiration of a period of 12 months
       following the passing of this special
       resolution at the AGM for 2009; or  c   the
       date on which the authority conferred by this
       special resolution CONTD

CONT   CONTD is revoked or varied by a special resolution        Non-Voting    No vote
       of shareholders at a       general meeting,
       except where the Board of Directors has resolved
       to issue    domestic shares  A shares  or overseas-listed
       foreign invested shares  H      shares  during
       the Relevant Period and the share issuance
       is to be continued  or implemented after the
       Relevant Period

S.19   Approve the following general mandate to repurchase       Mgmt          For                            For
       domestic shares  A shares  and overseas-listed
       foreign invested shares  H shares ;  1  approve
       a        general mandate to the Board of Directors
       to, by reference to market          conditions
       and in accordance with needs of the Company,
       to repurchase         domestic shares  A shares
       not exceeding 10% of the number of domestic
       shares  A shares  in issue at the time when
       this resolution is passed at AGM and the relevant
       resolutions are passed at class meetings of
       shareholders; pursuant   to PRC laws and regulations,
       and for repurchases of domestic shares  A shares
       , the Company will seek further approval from
       its shareholders in general     meeting for
       each repurchase of domestic shares  A shares
       even where the      general mandate is granted,
       but will not be required to seek shareholders'
       approval CONTD

CONT   CONTD at class meetings of domestic share  A              Non-Voting    No vote
       share  shareholders or           overseas-listed
       foreign invested share  H share  shareholders;
       2  approve a  general mandate to the Board
       of Directors to, by reference to market
       conditions and in accordance with needs
       of the Company, to repurchase         overseas-listed
       foreign invested shares  H shares  not exceeding
       10% of the   number of overseas-listed foreign
       invested shares  H shares  in issue at the
       time when this resolution is passed at AGM
       and the relevant resolutions are   passed at
       class meetings of shareholders;  3  the Board
       of Directors be       authorized to  including
       but not limited to the following :-  i  formulate
       and implement detailed repurchase plan,
       including but not limited to          repurchase
       price, number of shares to repurchase, time
       of repurchase and      period of repurchase
       etc;  ii  notify CONTD

CONT   CONTD creditors in accordance with the PRC Company        Non-Voting    No vote
       Law and articles of        association of the
       Company;  iii  open overseas share accounts
       and to carry   out related change of foreign
       exchange registration procedures;  iv  carry
       out relevant approval procedures required
       by regulatory authorities and       venues
       in which the Company is listed, and to carry
       out filings with the      China Securities
       Regulatory Commission;  v  carry out cancellation
       procedures for repurchased shares, decrease
       registered capital, and to make
       corresponding amendments to the articles
       of association of the Company        relating
       to share capital and shareholdings etc, and
       to carry out statutory   registrations and
       filings within and outside China;  vi  approve
       and execute, on behalf of the Company, documents
       and matters related to share repurchase;  The
       above CONTD

CONT   CONTD general mandate will expire on the earlier          Non-Voting    No vote
       of  Relevant Period :-  a    the conclusion
       of the AGM of the Company for 2010;  b  the
       expiration of a    period of twelve months
       following the passing of this special resolution
       at   the AGM for 2009, the first A shareholders'
       class meeting in 2010 and the     first H shareholders'
       class meeting in 2010; or  c  the date on which
       the     authority conferred by this special
       resolution is revoked or varied by a      special
       resolution of shareholders at a general meeting,
       or a special         resolution of shareholders
       at a class meeting of domestic share  A share
       shareholders or a class meeting of overseas-listed
       foreign invested share  H  share  shareholders,
       except where the Board of Directors CONTD

CONT   CONTD has resolved to repurchase domestic shares          Non-Voting    No vote
       A shares  or                overseas-listed
       foreign invested shares  H shares  during the
       Relevant Period and the share repurchase is
       to be continued or implemented after the relevant
       period




--------------------------------------------------------------------------------------------------------------------------
 CHINA SHENHUA ENERGY COMPANY LTD                                                            Agenda Number:  702413030
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1504C113
    Meeting Type:  CLS
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  CNE1000002R0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY BELOW RESOLUTION.
       THANK YOU.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100429/LTN201004291691.pdf

S.1    Authorize the Board of Directors, to repurchase           Mgmt          For                            For
       domestic shares [A shares] and overseas-listed
       foreign invested shares [H shares]:- by reference
       to market conditions and in accordance with
       needs of the Company, to repurchase domestic
       shares [A shares] not exceeding 10% of the
       number of domestic shares [A shares] in issue
       at the time when this resolution is passed
       at AGM and the relevant resolutions are passed
       at class meetings of shareholders, pursuant
       to PRC laws and regulations, and for repurchases
       of domestic shares [A shares], the Company
       will seek further approval from its shareholders
       in general meeting for each repurchase of domestic
       shares [A shares] even where the general mandate
       is granted, but will not be required to seek
       shareholders' approval at class meetings of
       domestic share [A share] shareholders or overseas-listed
       foreign invested share [H share] shareholders;
       2] approve a general mandate to the Board of
       Directors to, by reference to market conditions
       and in accordance with needs of the Company,
       to repurchase overseas-listed foreign invested
       shares [H shares] not exceeding 10% of the
       number of overseas-listed foreign invested
       shares [H shares] in issue at the time when
       this resolution is passed at annual general
       meeting and the relevant resolutions are passed
       at class meetings of shareholders; 3] authorize
       the Board of Directors to [including but not
       limited to the following]: i) formulate and
       implement detailed repurchase plan, including
       but not limited to repurchase price, number
       of shares to repurchase, time of repurchase
       and period of repurchase etc; ii) notify creditors
       in accordance with the PRC Company Law and
       articles of association of the Company; iii)
       open overseas share accounts and to carry out
       related change of foreign exchange registration
       procedures; iv) carry out relevant approval
       procedures required by regulatory authorities
       and venues in which the Company is listed,
       and to carry out filings with the China Securities
       Regulatory Commission; v) carry out cancelation
       procedures for repurchased shares, decrease
       registered capital, and to make corresponding
       amendments to the articles of association of
       the Company relating to share capital and shareholdings
       etc, and to carry out statutory registrations
       and filings within and outside China; vi) approve
       and execute, on behalf of the Company, documents
       and matters related to share repurchase; [Authority
       expires at the earlier of the conclusion of
       the AGM of the Company for 2010; or the expiration
       of a period of 12 months following the passing
       of this special resolution at the AGM for 2009,
       the first A shareholders' class meeting in
       2010 and the first H shareholders' class meeting
       in 2010]; the date on which the authority conferred
       by this special resolution is revoked or varied
       by a special resolution of shareholders at
       a general meeting, or a special resolution
       of shareholders at a class meeting of domestic
       share [A share] shareholders or a class meeting
       of overseas-listed foreign invested share [H
       share] shareholders, except where the Board
       of Directors has resolved to repurchase domestic
       shares [A shares] or overseas-listed foreign
       invested shares [H shares] during the Relevant
       Period and the share repurchase is to be continued
       or implemented after the Relevant Period




--------------------------------------------------------------------------------------------------------------------------
 CHINA SOUTH LOCOMOTIVE & ROLLING STOCK CORPORATION LTD                                      Agenda Number:  702026407
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1516V109
    Meeting Type:  EGM
    Meeting Date:  07-Aug-2009
          Ticker:
            ISIN:  CNE100000BG0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR AGAINST" ONLY FOR RESOLUTION
       1. THANK YOU.

S.1    Authorize the Company, subject to the conditions          Mgmt          For                            For
       of the PRC bond Market, to issue Medium-term
       Notes on the specified major terms and conditions




--------------------------------------------------------------------------------------------------------------------------
 CHUNGHWA TELECOM CO LTD                                                                     Agenda Number:  702458945
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1613J108
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0002412004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 700299 DUE TO RECEIPTS OF DIRECTORS NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 4.06 per share

B.3    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.4    Approve the adjustment of capital construction            Mgmt          For                            For

B.5    Approve to revise the procedures of endorsement           Mgmt          For                            For
       and guarantee

B.6.1  Election of Shyue-Ching Lu [Name: Ministry of             Mgmt          For                            For
       Transportation and Communication, Shareholder
       No.1] as a Director

B.6.2  Election of Shaio-Tung Chang [Name: Ministry              Mgmt          For                            For
       of Transportation and Communication, Shareholder
       No.1] as a Director

B.6.3  Election of Mu-Shun Lin [Name: Ministry of Transportation Mgmt          For                            For
       and Communication, Shareholder No.1] as a Director

B.6.4  Election of Guo-Shin Lee [Name: Ministry of               Mgmt          For                            For
       Transportation and Communication, Shareholder
       No.1] as a Director

B.6.5  Election of Jennifer Yuh-Jen Wu [Name: Ministry           Mgmt          For                            For
       of Transportation and Communication, Shareholder
       No.1] as a Director

B.6.6  Election Shih-Wei Pan [Name: Ministry of Transportation   Mgmt          For                            For
       and Communication, Shareholder No.1] as a Director

B.6.7  Election of Gordon S. Chen [Name: Ministry of             Mgmt          For                            For
       Transportation and Communication, Shareholder
       No.1] as a Director

B.6.8  Election of Yi-Bing Lin [Name: Ministry of Transportation Mgmt          For                            For
       and Communication, Shareholder No.1] as a Director

B.6.9  Election of Shen-Ching Chen [Name: Ministry               Mgmt          For                            For
       of Transportation and Communication, Shareholder
       No.1] as a Director

B6.10  Election of Shih-Peng Tsai [Name: Ministry of             Mgmt          For                            For
       Transportation and Communication, Shareholder
       No.1] as a Director

B6.11  Election of Zse-Hong Tsai as an Independent               Mgmt          For                            For
       Director, ID No. B120582658

B6.12  Election of C.Y. Wang as an Independent Director,         Mgmt          For                            For
       ID No. A101021362

B6.13  Election of Rebecca Chung-Fern Wu as an Independent       Mgmt          For                            For
       Director, ID No. Y220399911

B.7    Extraordinary motions                                     Mgmt          For                            Against




--------------------------------------------------------------------------------------------------------------------------
 CITIC PAC LTD                                                                               Agenda Number:  702358626
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1639J116
    Meeting Type:  AGM
    Meeting Date:  14-May-2010
          Ticker:
            ISIN:  HK0267001375
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

1      Receive the Audited accounts and the reports              Mgmt          For                            For
       of the Directors and the         Auditors for
       the YE 31 DEC 2009

2      Declare a final dividend for the YE 31 DEC 2009           Mgmt          For                            For

3.A    Re-elect Mr. Chang Zhenming as a Director, who            Mgmt          For                            For
       retires

3.B    Re-elect Mr. Vernon Francis Moore as a Director,          Mgmt          For                            For
       who retires

3.C    Re-elect Mr. Liu Jifu as a Director, who retires          Mgmt          For                            For

3.D    Re-elect Mr. Willie Chang as a Director, who              Mgmt          For                            For
       retires

3.E    Re-elect Mr. Norman Ho Hau Chong as a Director,           Mgmt          For                            For
       who retires

3.F    Re-elect Mr. Yin Ke as a Director, who retires            Mgmt          For                            For

4      Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the   Board of Directors
       to fix their remuneration

5      Authorize the Directors of the Company, during            Mgmt          Against                        Against
       and after the end of the       Relevant Period
       to allot, issue and dispose of additional shares
       in the       Company and to make or grant offers,
       agreements and options which would or    might
       require the exercise of such powers; the aggregate
       nominal value of     share capital allotted
       or agreed conditionally or unconditionally
       to be       allotted  whether pursuant to an
       option or otherwise  by the Directors of the
       Company pursuant to the mandate in paragraph
       A , otherwise than pursuant to  I  Rights
       Issue or  II  any option scheme or similar
       arrangement for the time being adopted for
       the grant or issue to the officers and/or employees
       of the  Company and/or any of its subsidiaries
       of shares or rights to acquire shares  of the
       Company or  III  the exercise of rights of
       subscription or conversion  CONTD..

-      ..CONTD under the terms of any warrants issued            Non-Voting    No vote
       by the Company or any          securities which
       are convertible into shares of the Company
       or  IV  any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company pursuant to the   Articles of
       Association of the Company from time to time,
       shall not exceed    20% of the aggregate nominal
       amount of the share capital of the Company
       in    issue at the date of this resolution
       and the said mandate shall be limited    accordingly;
       Authority expires at the conclusion of the
       next AGM of the      Company or the expiration
       of the period within which the next AGM of
       the      Company is required by law to be held

6      Authorize the Directors of the Company, during            Mgmt          For                            For
       the Relevant Period to         purchase or
       otherwise acquire shares of the Company, in
       accordance with all   applicable laws and the
       requirements of the Rules Governing the Listing
       of    Securities on the Stock Exchange of Hong
       Kong Limited, provided that the      aggregate
       nominal amount of shares so purchased or otherwise
       acquired shall   not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of this resolution;
       Authority expires at the    conclusion of
       the next AGM of the Company or the expiration
       of the period     within which the next AGM
       of the Company is required by law to be held

7      Approve, conditional upon the passing of Resolutions      Mgmt          Against                        Against
       5  and  6  set out in   the Notice convening
       this Meeting, the aggregate nominal amount
       of the shares which are purchased or otherwise
       acquired by the Company pursuant to
       Resolution  6  shall be added to the aggregate
       nominal amount of the shares   which may be
       issued pursuant to Resolution  5




--------------------------------------------------------------------------------------------------------------------------
 CNOOC LTD                                                                                   Agenda Number:  702363499
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1662W117
    Meeting Type:  AGM
    Meeting Date:  20-May-2010
          Ticker:
            ISIN:  HK0883013259
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    Receive and approve the audited statement of              Mgmt          For                            For
       accounts together with the       report of
       the Directors and Independent Auditors report
       thereon for the YE 31 DEC 2009

A.2    Declare a final dividend for the YE 31 DEC 2009           Mgmt          For                            For

A.3.1  Re-election of Mr. Tse Hau Yin, Aloysius as               Mgmt          For                            For
       an Independent Non-Executive      Director

A.3.2  Re-election of Mr. Zhou Shouwei as an Non-executive       Mgmt          For                            For
       Director

A.3.3  Re-election of Mr. Yang Hua as an Executive               Mgmt          For                            For
       Director

A.3.4  Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of each of the       Directors

A.4    Reelection of Mr. Chiu Sung Hong as Independent           Mgmt          For                            For
       Non-Executive Director and    authorize the
       Board of Directors to fix his remuneration

A.5    Re-appointment the Company's Independent Auditor          Mgmt          For                            For
       and authorize the Board of   Directors to fix
       their remuneration

B.1    Approve to grant a general mandate to the Directors       Mgmt          For                            For
       to repurchase shares in   the capital of the
       Company not exceeding 10% of the share captial
       of the      Company in issue as at the date
       of passing of this resolution

B.2    Approve to grant a general mandate to the Directors       Mgmt          Against                        Against
       to allot, issue and deal  with additional shares
       in the capital of the Company not exceeding
       20% of the share captial of the Company in
       issue as at the date of passing of this
       resolution

B.3    Approve to grant a general mandate to the Directors       Mgmt          Against                        Against
       to allot, issue and deal  with shares in the
       capital of the Company by the aggregate number
       of shares   repurchased, which shall not exceeding
       10% of the share captial of the        Company
       in issue as at the date of passing of this
       resolution

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CNPC (HONG KONG) LTD                                                                        Agenda Number:  702108728
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2237F100
    Meeting Type:  SGM
    Meeting Date:  20-Oct-2009
          Ticker:
            ISIN:  BMG2237F1005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR RESOLUTION
       1. THANK YOU.

1.     Approve the transactions contemplated under               Mgmt          No vote
       the Acquisition Agreement [as specified in
       the circular of the Company dated 02 OCT 2009
       [the Circular]] [a copy of which is tabled
       at the meeting and marked "A" and initialled
       by the Chairman of the meeting for identification
       purpose]; and authorize any 1 Director [if
       execution under the common seal of the Company
       is required, any 2 Directors] of the Company
       for and on behalf of the Company to sign, and
       where required, to affix the common seal of
       the Company to any documents, instruments or
       agreements, and to do any acts and things deemed
       by him to be necessary or expedient in order
       to give effect to the Zhongyou Zhongtai Acquisition




--------------------------------------------------------------------------------------------------------------------------
 CNPC HONG KONG LTD                                                                          Agenda Number:  702194060
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2237F126
    Meeting Type:  SGM
    Meeting Date:  28-Jan-2010
          Ticker:
            ISIN:  BMG2237F1260
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1      Approve the transactions contemplated under               Mgmt          For                            For
       the Huayou Share Acquisition      Agreement
       as specified in the circular of the Company
       in respect of the      Huayou Share Acquisition
       and the Xinjiang Xinjie Assets Disposal dated
       13 JAN 2010  the "Huayou and Xinjiang Xinjie
       Circular"    as specified ; and         authorize
       any 1 Director  if execution under the common
       seal of the Company   is required, any 2 Directors
       of the Company for and on behalf of the Company
       to sign, and where required, to affix the common
       seal of the Company to any   documents, instruments
       or agreements, and to do any acts and things
       deemed by him to be necessary or expedient
       in order to give effect to the Huayou Share
       Acquisition  as specified in the Huayou and
       Xinjiang Xinjie Circular

2      Approve the transactions contemplated under               Mgmt          For                            For
       the Refined Oil Storage Assets    Disposal
       Agreement and the Refined Oil Pipeline Transmission
       Assets Disposal  Agreement  both as specified
       in the Huayou and Xinjiang Xinjie Circular
       as  specified ; and authorize any 1 Director
       if execution under the common seal  of the
       Company is required, any 2 Directors  of the
       Company for and on behalf of the Company to
       sign, and where required, to affix the common
       seal of the   Company to any documents, instruments
       or agreements, and to do any acts and   things
       deemed by him to be necessary or expedient
       in order to give effect to  the Xinjiang Xinjie
       Assets Disposal  as specified in the Huayou
       and Xinjiang  Xinjie Circular

3      Approve the transactions contemplated under               Mgmt          For                            For
       the Financial Services Agreement  as specified
       in the circular of the Company dated 13 JAN
       2010  the "CCT       Circular"   as specified
       ; and authorize any 1 Director  if execution
       under   the common seal of the Company is required,
       any 2 Directors  of the Company   for and on
       behalf of the Company to sign, and where required,
       to affix the    common seal of the Company
       to any documents, instruments or agreements,
       and   to do any acts and things deemed by him
       to be necessary or expedient in order to give
       effect to the transactions contemplated under
       the Financial Services  Agreement

4      Approve the revised annual caps for the Continuing        Mgmt          For                            For
       Connected Transactions  as specified in the
       CCT Circular  under categories  a  i  and
       a  ii  for each   of the 2 financial years
       ending 31 DEC 2011 as set out in the "Letter
       from    the Board" in the CCT Circular; authorize
       any 1 Director  if execution under  the common
       seal of the Company is required, any 2 Directors
       of the Company   for and on behalf of the
       Company to sign, and where required, to affix
       the    common seal of the Company to any documents,
       instruments or agreements, and   to do any
       acts and things deemed by him to be necessary
       or expedient in order to give effect to the
       revised annual caps for the Continuing Connected
       Transactions under categories  a  i
       and  a  ii  for each of the 2 financial  years
       ending 31 DEC 2011 as set out in the "Letter
       from the Board" in the CCT Circular




--------------------------------------------------------------------------------------------------------------------------
 CNPC HONG KONG LTD                                                                          Agenda Number:  702235234
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2237F126
    Meeting Type:  SGM
    Meeting Date:  05-Mar-2010
          Ticker:
            ISIN:  BMG2237F1260
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "AGAINST"     ONLY FOR THE
       BELOW RESOLUTION. THANK YOU.

S.1    Approve, subject to and conditional upon the              Mgmt          For                            For
       approval of the Registrar of     Companies
       in Bermuda being obtained, to change the name
       of the Company from   "CNPC  Hong Kong  Limited"
       to "Kunlun Energy Company Limited" and adopt
       the   specified Chinese name as the secondary
       name of the Company to replace the    existing
       Chinese name  which was adopted for identification
       purpose only  and authorize any Director or
       the Company Secretary  if execution under the
       common seal of the Company is required,
       any two Directors or any one Director and the
       Company Secretary  of the Company generally
       to do all such acts and   things and execute
       all documents and deeds as he may consider
       necessary or    expedient to give effect to
       the aforesaid change of name and adoption of
       secondary name for and on behalf of the
       Company

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 COMPAL ELECTRONICS INC                                                                      Agenda Number:  702450949
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y16907100
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0002324001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 Audited reports                                  Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 2.4 per share

B.3    Approve the issuance of new shares from capital           Mgmt          For                            For
       reserves; Proposed bonus issue: 20 for 1,000
       shares held

B.4    Approve the revision to the Articles of incorporation     Mgmt          For                            For

B.5    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B.6    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans

B.7    Approve the proposal to release the prohibition           Mgmt          For                            For
       on Directors from participation in competitive
       business

B.8    Other issues and extraordinary motions                    Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 ESPRIT HLDGS LTD                                                                            Agenda Number:  702152389
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3122U145
    Meeting Type:  AGM
    Meeting Date:  10-Dec-2009
          Ticker:
            ISIN:  BMG3122U1457
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE SHARESHOLDERS ARE ALLOWED            Non-Voting    No vote
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       and the reports of the Directors and Auditors
       of the Group for the YE 30 JUN 2009

2.     Approve a final dividend of 0.72 Hong Kong dollar         Mgmt          For                            For
       per Share for the YE 30 JUN 2009

3.     Approve a special dividend of 1.33 Hong Kong              Mgmt          For                            For
       dollar per Share for the YE 30 JUN 2009 to
       be satisfied by way of mandatory scrip dividend
       and capitalization from share premium

4.I    Re-elect Mr. Heinz Jurgen Krogner-Kornalik as             Mgmt          For                            For
       a Director of the Company

4.II   Re-elect Mr. Jurgen Alfred Rudolf Friedrich               Mgmt          For                            For
       as a Director of the Company

4.III  Re-elect Mr. Ronald Van Der Vis as a Director             Mgmt          For                            For
       of the Company

4.IV   Re-elect Mr. Chew Fook Aun as a Director of               Mgmt          For                            For
       the Company

4.V    Re-elect Mr. Francesco Trapani as a Director              Mgmt          For                            For
       of the Company

4.VI   Authorize the Board to fix the Directors' fees            Mgmt          For                            For

5.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the Directors to
       fix their remuneration

6.     Authorize the Directors of the Company, [a]               Mgmt          For                            For
       subject to Paragraph [b] below, during the
       Relevant Period [as specified] of all the powers
       of the Company to purchase shares of the Company
       ["Shares"] and any securities which carry a
       right to subscribe for or purchase Shares,
       subject to and in accordance with the applicable
       laws; [b] the total nominal amount of Shares
       which may be purchased pursuant to the approval
       in Paragraph [a] above shall not exceed 10%
       of the total nominal amount of the share capital
       of the Company, and the total number of any
       securities which carry a right to subscribe
       for or purchase Shares which may be purchased
       pursuant to the approval in Paragraph [a] above
       shall not exceed 10% of such securities of
       the Company [or any relevant class thereof],
       in each case in issue as at the date of passing
       of this resolution, and the said approval shall
       be limited accordingly; and [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM is to be held by
       law]

7.     Authorize the Directors of the Company, [a]               Mgmt          Against                        Against
       subject to the restriction on discounts and
       restriction on refreshment of this mandate
       as stated in the Circular to the shareholders
       of the Company dated 10 NOV 2009 and subject
       to Paragraph [b] below, during the Relevant
       Period [as specified] of all the powers of
       the Company to issue, allot and deal with additional
       shares of the Company ["Shares"] and to make
       or grant offers, agreements and options during
       the Relevant Period which would or might require
       Shares to be issued, allotted or dealt with
       during or after the end of the Relevant Period;
       [b] the total nominal amount of additional
       Shares issued, allotted, dealt with or agreed
       conditionally or unconditionally to be issued,
       allotted or dealt with, pursuant to the approval
       in Paragraph [a] above, otherwise than pursuant
       to [i] a rights issue [as specified below],
       or [ii] any option scheme or similar arrangement
       of the Company for the granting or issuance
       of Shares or rights to acquire Shares, or [iii]
       the exercise of rights of subscription or conversion
       under the terms of any warrants issued or to
       be issued by the Company or any securities
       which are convertible into shares of the Company,
       or [iv] any Scrip Dividend Scheme or similar
       arrangement providing for the allotment of
       Shares in lieu of the whole or part of a dividend
       on Shares of the Company in accordance with
       the Bye-laws of the Company, shall not exceed
       5% of the total nominal amount of the share
       capital of the Company in issue as at the date
       of passing of this resolution; and [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Bye-Laws of the
       Company or any applicable laws to be held]

8.     Approve and adopt, conditional upon The Stock             Mgmt          For                            For
       Exchange of Hong Kong Limited granting the
       approval for the listing of, and permission
       to deal in, the shares of the Company ["Shares"]
       or any part thereof to be issued pursuant to
       the exercise of any options that may be granted
       under the share option scheme [the "New Share
       Option Scheme"], the terms and conditions as
       specified, the New Share Option Scheme and
       all the terms and conditions contained therein;
       and authorize the Directors of the Company
       to grant options to subscribe for Shares there
       under and to allot, issue and deal with any
       Shares pursuant to the exercise of the subscription
       rights under any options which may be granted
       from time to time in accordance with the terms
       of the New Share Option Scheme and to do all
       such acts as they may in their absolute discretion
       consider necessary or expedient in order to
       give full effect to the New Share Option Scheme;
       and approve, subject to Paragraph [a] hereinabove,
       the Share Option Scheme adopted by the Company
       on 26 NOV 2001 [the "2001 Share Option Scheme"],
       to terminate with immediate effect provided
       that the options which have been granted and
       remained outstanding and/or committed shall
       continue to follow the provisions of the 2001
       Share Option Scheme and the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong Limited




--------------------------------------------------------------------------------------------------------------------------
 HON HAI PRECISION IND LTD                                                                   Agenda Number:  702433335
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y36861105
    Meeting Type:  AGM
    Meeting Date:  08-Jun-2010
          Ticker:
            ISIN:  TW0002317005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS PER TRUST ASSOCIATION'S PROXY VOTING GUIDELINES,       Non-Voting    No vote
       EVERY SHAREHOLDER IS ELIGIBLE TO BE NOMINATED
       AS A CANDIDATE AND BE ELECTED AS A DIRECTOR
       OR A SUPERVISOR, REGARDLESS OF BEING RECOMMENDED
       BY THE COMPANY AND/OR BY OTHER PARTIES. IF
       YOU INTEND TO VOTE FOR A LISTED CANDIDATE,
       YOU WILL NEED TO CONTACT THE CANDIDATE AND/OR
       THE ISSUING COMPANY TO OBTAIN THE CANDIDATE'S
       NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC INFORMATION,
       AN ELECTION WOULD BE DEEMED AS A 'NO VOTE'.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The indirect investment in people's republic              Non-Voting    No vote
       of China

A.4    The status of local unsecured corporate bonds             Non-Voting    No vote

A.5    Other presentations                                       Non-Voting    No vote

B.1    Approve the 2009 business reports and the financial       Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution; proposed            Mgmt          For                            For
       cash dividend: TWD 2 per share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings; proposed stock dividend: 120 for
       1,000 shares held

B.4    Approve the proposal of capital injection by              Mgmt          For                            For
       issuing global depositary receipt

B.5    Approve the revision to the procedures of monetary        Mgmt          For                            For
       loans

B.6    Approve the revision to the procedures of endorsement     Mgmt          For                            For
       and guarantee

B.7    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

B.8    Election of Directors and the Supervisors                 Mgmt          For                            For

B.9    Approve to release the prohibition on Directors           Mgmt          For                            For
       from participation in competitive business

B.10   Other issues and extraordinary motions                    Mgmt          For                            Against

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 HUABAO INTL HLDGS LTD                                                                       Agenda Number:  702038452
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4639H106
    Meeting Type:  AGM
    Meeting Date:  07-Aug-2009
          Ticker:
            ISIN:  BMG4639H1060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "AGAINST" FOR ALL THE RESOLUTIONS.
       THANK YOU.

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and of the Auditors
       for the YE 31 MAR 2009

2.     Declare a final dividend for the YE 31 MAR 2009           Mgmt          For                            For

3.I.A  Re-elect Ms. M.A. Yun Yan as a Director of the            Mgmt          For                            For
       Company

3.I.B  Re-elect Mr. Wang Guang Yu as a Director of               Mgmt          For                            For
       the Company

3.I.C  Re-elect Mr. Xia Li Qun as a Director of the              Mgmt          For                            For
       Company

3.II   Authorize the Board of Directors of the Company           Mgmt          For                            For
       [the Board] to fix the Directors' remuneration

4.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors of the Company and authorize the
       Board to fix their remuneration

5.A    Authorize the Directors, without prejudice to             Mgmt          Against                        Against
       Resolution 5.C, to allot, issue and deal with
       shares of HKD 0.10 each in the capital of the
       Company [the ''Shares''], and to issue, allot
       or grant securities convertible into shares
       or options, warrants or similar rights to subscribe
       for any shares in the Company or such convertible
       securities and to make or grant offers, agreements
       and options during and after the relevant period,
       not exceeding the aggregate of 20% of the aggregate
       nominal amount of the share capital of the
       Company at the date of passing this resolution,
       otherwise than pursuant to i) a rights issue
       [as specified]; or ii) any scrip dividend or
       similar arrangements implemented in accordance
       with Bye-Laws of the Company; or iii) an issue
       of Shares under the share option scheme of
       the Company or any similar arrangements for
       the time being adopted by the Company for the
       grant or issue to employees or the Directors
       of the Company and/or any of its subsidiaries
       of Shares or right to acquire Shares; [Authority
       expires at the conclusion of the next AGM or
       the expiration of the period within which the
       next AGM is required to be held by the Bye-Laws
       of the Company or any applicable laws of Bermuda
       to be held]

5.B    Authorize the Directors to repurchase the shares          Mgmt          For                            For
       on the Stock Exchange of Hong Kong Limited
       or on any other stock exchange on which the
       Shares may be listed and which is recognized
       by the Securities and Futures Commission and
       The Stock Exchange of Hong Kong Limited [the
       Recognized Stock Exchange] subject to and in
       accordance with all applicable laws, and in
       accordance with the provisions of, and in the
       manner specified in, the Rules Governing the
       Listing of Securities on the Stock Exchange
       of Hong Kong Limited or the rules of any other
       Recognized Stock Exchange, provided that the
       aggregate nominal amount of the Shares to be
       repurchased shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing of
       this Resolution; [Authority expires at the
       conclusion of the next AGM or the expiration
       of the period within which the next AGM is
       required to be held by the Bye-Laws of the
       Company or any applicable laws of Bermuda to
       be held]

5.C    Approve, subject to the passing of Resolutions            Mgmt          Against                        Against
       5.A and 5.B, to increase and extend the aggregate
       nominal amount of share capital that may be
       allotted or agreed conditionally or unconditionally
       to be allotted [whether pursuant to an option
       or otherwise] by the Directors pursuant to
       and in accordance with the approval given in
       Resolution 5.A, by the addition of the aggregate
       nominal amount of the Shares which may be repurchased
       by the Company pursuant to and in accordance
       with the approval given in Resolution 5.B provided
       that such amount shall not exceed the aggregate
       nominal amount of the Shares repurchased pursuant
       to the said Resolution 5.B and the said approval
       shall be limited accordingly




--------------------------------------------------------------------------------------------------------------------------
 HUNG POO REAL ESTATE DEVELOPMENT CORP                                                       Agenda Number:  702490842
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y37808105
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  TW0002536000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   AS PER TRUST ASSOCIATION'S PROXY VOTING GUIDELINES,       Non-Voting    No vote
       EVERY SHAREHOLDER IS      ELIGIBLE TO BE NOMINATED
       AS A CANDIDATE AND BE ELECTED AS A DIRECTOR
       OR A     SUPERVISOR, REGARDLESS OF BEING RECOMMENDED
       BY THE COMPANY AND/OR BY OTHER    PARTIES.
       IF YOU INTEND TO VOTE FOR A LISTED CANDIDATE,
       YOU WILL NEED TO       CONTACT THE CANDIDATE
       AND/OR THE ISSUING COMPANY TO OBTAIN THE CANDIDATE'S
       NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC
       INFORMATION, AN ELECTION WOULD BE   DEEMED
       AS A 'NO VOTE'.

A.1    The 2009 business operations and financial statements     Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          For                            For

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 3.3 per     share

B.3    Approve to revise the procedures of monetary              Mgmt          For                            For
       loans, endorsement and guarantee

B.4    Approve the election of the Directors and Supervisors     Mgmt          For                            For

B.5    Approve to release the prohibition on Directors           Mgmt          For                            For
       from participation in competitive business

B.6    Extraordinary motions                                     Mgmt          For                            Against

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN AGENDA. CHANGE IN DIRECTOR NAME. IF YOU
       HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO
       NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED                                             Agenda Number:  702049049
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV10686
    Meeting Type:  EGM
    Meeting Date:  02-Sep-2009
          Ticker:
            ISIN:  CNE1000003G1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the capital injection of an amount equivalent     Mgmt          For                            For
       to RMB 3 billion in ICBC Financial Leasing
       Co., Ltd by the Bank




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED                                             Agenda Number:  702115785
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV10686
    Meeting Type:  EGM
    Meeting Date:  27-Nov-2009
          Ticker:
            ISIN:  CNE1000003G1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve that a voluntary tender offer ["Voluntary         Mgmt          For                            For
       Tender Offer"] to be made by Industrial and
       Commercial Bank of China Limited [the "Bank"]
       for all the outstanding ordinary shares [and,
       if applicable, preference shares] of ACL BANK
       Public Company Limited [including 306,264,561
       ordinary shares of ACL BANK Public Company
       Limited which Bangkok Bank Public Company Limited
       has agreed to sell to the Bank] at an offer
       price of 11.5 Baht per share and authorize
       the Board of Directors of the Bank to do all
       such acts and things which are desirable or
       necessary in order to implement the Voluntary
       Tender Offer, provided that the authorization
       granted to the Board in this Paragraph [i]
       can be further delegated by the Board to Senior
       Management of the Bank; and to decide whether
       to pursue delisting of the shares of ACL BANK
       Public Company Limited from the Stock Exchange
       of Thailand and for such purpose, following
       completion of the Voluntary Tender Offer, a
       subsequent voluntary tender offer for delisting
       to be made by the Bank for all the outstanding
       shares of ACL BANK Public Company Limited at
       an offer price to be determined by the Board
       or Senior Management of the Bank and authorize
       the Board to do all such acts and things which
       are desirable or necessary in order to implement
       such voluntary tender offer for delisting,
       provided that the authorization granted to
       the Board in this Paragraph [ii] can be further
       delegated by the Board to Senior Management
       of the Bank

2.     Appoint Sir Malcolm Christopher McCarthy as               Mgmt          For                            For
       an Independent Non-Executive Director of the
       Bank

3.     Appoint Mr. Kenneth Patrick Chung as an Independent       Mgmt          For                            For
       Non-Executive Director of the Bank

       Other matters                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED                                             Agenda Number:  702251721
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV10686
    Meeting Type:  EGM
    Meeting Date:  08-Apr-2010
          Ticker:
            ISIN:  CNE1000003G1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Appointment of Ms. Wang Lili as an Executive              Mgmt          For                            For
       Director of the bank

2.     Approve the fixed assets investment budget of             Mgmt          For                            For
       the bank for 2010




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA LIMITED                                             Agenda Number:  702418573
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV10686
    Meeting Type:  AGM
    Meeting Date:  18-May-2010
          Ticker:
            ISIN:  CNE1000003G1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 695502 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100401/LTN201004011198.pdf and http://www.hkexnews.hk/listedco/listconews/sehk/20100503/LTN201005031161.pdf

1.     Approve the 2009 work report of the Board of              Mgmt          For                            For
       Directors of the Bank

2.     Approve the 2009 work report of the Board of              Mgmt          For                            For
       Supervisors of the Bank

3.     Approve the Bank' 2009 audited accounts                   Mgmt          For                            For

4.     Approve the Bank' 2009 Profit Distribution Plan           Mgmt          For                            For

5.     Re-appoint Ernst & Young and Ernst & Young Hua            Mgmt          For                            For
       Ming as the Auditors of the Bank for 2010 for
       the term from the passing of this resolution
       until the conclusion of the next AGM and to
       fix the aggregate audit fees for 2010 at RMB
       159.60 million

6.     Approve the Capital Management Plan of the Industrial     Mgmt          For                            For
       and Commercial Bank of China Limited for Years
       2010 to 2012 as set out in Appendix 1 to the
       circular of the Bank dated 02 APR 2010

S.7    Approve the proposal in respect of general mandate        Mgmt          For                            For
       to issue H Shares and A Share convertible corporate
       bonds as set out in the circular of the Bank
       dated 02 APR 2010

S8.1   Approve the types of securities to be used,               Mgmt          For                            For
       in respect of the proposed public issuance
       and listing of the A Share convertible corporate
       bonds as set out in Appendix 2 to the circular
       of the Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

S8.2   Approve the issue size, in respect of the proposed        Mgmt          For                            For
       public issuance and listing of the A Share
       convertible corporate bonds as set out in Appendix
       2 to the circular of the Bank dated 02 APR
       2010 and the implementation of these resolutions
       subject to approvals of relevant applications
       having been granted by the relevant governmental
       authorities in the People's Republic of China

S8.3   Approve the nominal value and issue price in              Mgmt          For                            For
       respect of the proposed public issuance and
       listing of the A Share convertible corporate
       bonds as set out in Appendix 2 to the circular
       of the Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

S8.4   Approve the term, in respect of the proposed              Mgmt          For                            For
       public issuance and listing of the A Share
       convertible corporate bonds as set out in Appendix
       2 to the circular of the Bank dated 02 APR
       2010 and the implementation of these resolutions
       subject to approvals of relevant applications
       having been granted by the relevant governmental
       authorities in the People's Republic of China

S8.5   Approve the interest rate, in respect of the              Mgmt          For                            For
       proposed public issuance and listing of the
       A Share convertible corporate bonds as set
       out in Appendix 2 to the circular of the Bank
       dated 02 APR 2010 and the implementation of
       these resolutions subject to approvals of relevant
       applications having been granted by the relevant
       governmental authorities in the People's Republic
       of China

S8.6   Approve the timing and method of interest payment         Mgmt          For                            For
       in respect of the proposed public issuance
       and listing of the A Share convertible corporate
       bonds as set out in Appendix 2 to the circular
       of the Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

S8.7   Approve the conversion period, in respect of              Mgmt          For                            For
       the proposed public issuance and listing of
       the A Share convertible corporate bonds as
       set out in Appendix 2 to the circular of the
       Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

S8.8   Approve the method for determining the number             Mgmt          For                            For
       of shares for conversion, in respect of the
       proposed public issuance and listing of the
       A Share convertible corporate bonds as set
       out in Appendix 2 to the circular of the Bank
       dated 02 APR 2010 and the implementation of
       these resolutions subject to approvals of relevant
       applications having been granted by the relevant
       governmental authorities in the People's Republic
       of China

S8.9   Approve the determination and adjustment of               Mgmt          For                            For
       CB conversion price, in respect of the proposed
       public issuance and listing of the A Share
       convertible corporate bonds as set out in Appendix
       2 to the circular of the Bank dated 02 APR
       2010 and the implementation of these resolutions
       subject to approvals of relevant applications
       having been granted by the relevant governmental
       authorities in the People's Republic of China

S8.10  Approve the downward adjustment to CB conversion          Mgmt          For                            For
       price, in respect of the proposed public issuance
       and listing of the A Share convertible corporate
       bonds as set out in Appendix 2 to the circular
       of the Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

S8.11  Approve the terms of redemption, in respect               Mgmt          For                            For
       of the proposed public issuance and listing
       of the A Share convertible corporate bonds
       as set out in Appendix 2 to the circular of
       the Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

S8.12  Approve the terms of sale back, in respect of             Mgmt          For                            For
       the proposed public issuance and listing of
       the A Share convertible corporate bonds as
       set out in Appendix 2 to the circular of the
       Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

S8.13  Approve the dividend rights of the year of conversion,    Mgmt          For                            For
       in respect of the proposed public issuance
       and listing of the A Share convertible corporate
       bonds as set out in Appendix 2 to the circular
       of the Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

S8.14  Approve the method of issue and target investors,         Mgmt          For                            For
       in respect of the proposed public issuance
       and listing of the A Share convertible corporate
       bonds as set out in Appendix 2 to the circular
       of the Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

S8.15  Approve the subscription arrangement for the              Mgmt          For                            For
       existing holders of A Shares, in respect of
       the proposed public issuance and listing of
       the A Share convertible corporate bonds as
       set out in Appendix 2 to the circular of the
       Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

S8.16  Approve CB holders and CB holders' meetings               Mgmt          For                            For
       in respect of the proposed public issuance
       and listing of the A Share convertible corporate
       bonds as set out in Appendix 2 to the circular
       of the Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

S8.17  Approve the use of proceeds from the issuance             Mgmt          For                            For
       of the convertible bonds, in respect of the
       proposed public issuance and listing of the
       A Share convertible corporate bonds as set
       out in Appendix 2 to the circular of the Bank
       dated 02 APR 2010 and the implementation of
       these resolutions subject to approvals of relevant
       applications having been granted by the relevant
       governmental authorities in the People's Republic
       of China

S8.18  Approve the special provisions in relation to             Mgmt          For                            For
       supplementary capital, in respect of the proposed
       public issuance and listing of the A Share
       convertible corporate bonds as set out in Appendix
       2 to the circular of the Bank dated 02 APR
       2010 and the implementation of these resolutions
       subject to approvals of relevant applications
       having been granted by the relevant governmental
       authorities in the People's Republic of China

S8.19  Approve the security, in respect of the proposed          Mgmt          For                            For
       public issuance and listing of the A Share
       convertible corporate bonds as set out in Appendix
       2 to the circular of the Bank dated 02 APR
       2010 and the implementation of these resolutions
       subject to approvals of relevant applications
       having been granted by the relevant governmental
       authorities in the People's Republic of China

S8.20  Approve the validity period of the resolution             Mgmt          For                            For
       in respect of the issuance of the convertible
       bonds, in respect of the proposed public issuance
       and listing of the A Share convertible corporate
       bonds as set out in Appendix 2 to the circular
       of the Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

S8.21  Approve the matters relating to authorization             Mgmt          For                            For
       in connection with the issuance of the convertible
       bonds, in respect of the proposed public issuance
       and listing of the A Share convertible corporate
       bonds as set out in Appendix 2 to the circular
       of the Bank dated 02 APR 2010 and the implementation
       of these resolutions subject to approvals of
       relevant applications having been granted by
       the relevant governmental authorities in the
       People's Republic of China

9.     Approve the Feasibility Analysis report on Use            Mgmt          For                            For
       of Proceeds from the Public Issuance of A Share
       Convertible Corporate Bonds as set out in Appendix
       3 to the Circular of the Bank dated 02 APR
       2010

10.    Approve the report on Utilisation of Proceeds             Mgmt          For                            For
       from Previous Issuances as set out in Appendix
       4 to the circular of the Bank dated 02 APR
       2010

s.11   Approve the revised Plan on authorization of              Mgmt          For                            For
       the Shareholders' General Meeting to the Board
       of Directors as specified




--------------------------------------------------------------------------------------------------------------------------
 KERRY PROPERTIES LTD                                                                        Agenda Number:  702321314
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52440107
    Meeting Type:  AGM
    Meeting Date:  04-May-2010
          Ticker:
            ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL THE RESOLUTIONS.
       THANK YOU.

1      Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditor
       for the YE 31 DEC 2009

2      Declare a final dividend for the YE 31 DEC 2009           Mgmt          For                            For

3.a    Re-elect Mr. Qian Shaohua as a Director                   Mgmt          For                            For

3.b    Re-elect Mr. Chan Wai Ming William as a Director          Mgmt          For                            For

3.c    Re-elect Mr. Ku Moon Lun as a Director                    Mgmt          For                            For

4      Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       and authorize the Directors  of the Company
       to fix its remuneration

5.a    Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with          additional shares
       in the share capital of the Company and make
       or grant       offers, agreements, options
       and other rights, or issue warrants and other
       securities including bonds, debentures
       and notes convertible into shares of   the
       Company during and after the end of the relevant
       period shall not exceed  the aggregate of 20
       % of the aggregate nominal amount of the share
       capital of the Company and the nominal amount
       of any share capital of the Company
       repurchased by the Company  up to a maximum
       equivalent to 10% of the          aggregate
       nominal amount of the share capital of the
       Company otherwise than   pursuant to, CONTD

-      CONTD a rights issue or the exercise of any               Non-Voting    No vote
       option under any Share Option     Scheme or
       similar arrangement for the being adopted for
       the grant or issue to option holders of shares
       in the Company; or any scrip dividend or similar
       arrangement providing for the allotment
       of shares in lieu of the whole or     part
       of a dividend on share of the Company in accordance
       with the Bye-laws of the Company; or any adjustment,
       after the date of grant or issue of any
       options, rights to subscribe or other securities,
       in the price at which       shares in the Company
       shall be subscribed, and/or in the number of
       shares in  the Company which shall be subscribed,
       on exercise of relevant rights under   such
       options, warrants or other securities, such
       adjustment CONTD

-      CONTD being made in accordance with, or as contemplated   Non-Voting    No vote
       by , the terms of     such options, rights
       to subscribe or other securities;  Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the period within
       which the next AGM of the Company is required
       by the Bye-laws of the Company  or any other
       applicable laws of Bermuda to be held

5.b    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its own shares during    the relevant period,
       on the Stock Exchange of Hong Kong Limited
       or on any     other stock exchange on which
       the shares of the Company may be tested and
       recognized by the securities and Futures
       Commissions of Hong Kong and Stock   Exchange
       for such purposes, subject to and in accordance
       with all applicable  laws and regulations,
       shall not exceed 10% of the aggregate nominal
       amount of the share capital of the Company;
       Authority expires the earlier of the
       conclusion of the next AGM of the Company
       or the expiry of the period within  the next
       AGM of the Company or any other applicable
       laws of Bermuda to be     held

5.c    Approve, conditional upon the passing of Resolution       Mgmt          Against                        Against
       5.B, to extend the        general mandate granted
       to the Directors of the company to allot shares
       pursuant to Resolution 5.A, of an amount
       representing the aggregate nominal   amount
       of the share capital of the Company repurchased
       pursuant to such       general mandate, by
       the Company under the authority granted by
       the Resolution 5.B




--------------------------------------------------------------------------------------------------------------------------
 LENOVO GROUP LTD                                                                            Agenda Number:  702182231
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5257Y107
    Meeting Type:  EGM
    Meeting Date:  22-Jan-2010
          Ticker:
            ISIN:  HK0992009065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Approve and ratify the sale and purchase agreement        Mgmt          For                            For
       dated 27 NOV 2009 [the Sale and Purchase Agreement]
       in respect of the acquisition of 100% interest
       in the registered capital of Lenovo Mobile
       Communication Technology Ltd. entered into
       between, Lenovo Manufacturing Limited, Lenovo
       [Beijing] Limited, Jade Ahead Limited [Jade
       Ahead], Gainnew Limited [Gainnew], Shenzhen
       AoYinShi Investment LP, Super Pioneer International
       Limited and the Company [details have been
       defined in the circular of the Company dated
       18 DEC 2009], as specified, and the transactions
       contemplated thereunder; authorize any 1 Director
       or any 2 Directors [if affixation of the common
       seal is necessary] or any delegate(s) authorized
       by such Director(s) to sign and/or execute
       all such other documents, instruments or agreements
       and to do or take all such actions or things
       as such Director(s) consider(s) necessary or
       desirable to implement and/or give effect to
       the terms of the Sale and Purchase Agreement
       and the transactions contemplated thereunder;
       the issue and allotment of 28,137,055 ordinary
       shares of the Company of par value HKD 0.025
       each [Shares] and 52,756,978 Shares as consideration
       shares to each of Gainnew and Jade Ahead respectively;
       and the issue and allotment of a maximum 21,102,791
       Shares and 15,827,093 Shares as adjustments
       with reference to the Net Cash Balance [as
       specified] to each of Gainnew and Jade Ahead
       respectively




--------------------------------------------------------------------------------------------------------------------------
 LI & FUNG LTD                                                                               Agenda Number:  702363019
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5485F144
    Meeting Type:  AGM
    Meeting Date:  18-May-2010
          Ticker:
            ISIN:  BMG5485F1445
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE "IN FAVOR" OR "AGAINST" FOR ALL RESOLUTIONS.
       THANK YOU.

1      Receive and adopt the audited consolidated accounts       Mgmt          For                            For
       and reports of the        Directors and the
       Auditors for the YE 31 DEC 2009

2      Declare a final dividend of 49 HK cents per               Mgmt          For                            For
       share

3.a    Re-elect Dr. Victor Fung Kwok King as a Director          Mgmt          For                            For

3.b    Re-elect Mr. Bruce Philip Rockowitz as a Director         Mgmt          For                            For

3.c    Re-elect Mr. Paul Edward Selway-Swift as a Director       Mgmt          For                            For

4      Re-appoint PricewaterhouseCoopers as the Auditors         Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5      Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company from HKD      100,000,000 to
       HKD 150,000,000

6      Approve to give a general mandate to the Directors        Mgmt          For                            For
       to repurchase the          Company's shares
       up to 10%

7      Approve to give a general mandate to the Directors        Mgmt          Against                        Against
       to issue new shares up to  20% or in the case
       of issue of new shares solely for cash and
       unrelated to    any asset acquisition, up to
       10%

8      Authorize the Directors to issue the shares               Mgmt          Against                        Against
       repurchased by the Company

9      Approve to refresh the scheme mandate limit               Mgmt          For                            For
       under the Share Option Scheme




--------------------------------------------------------------------------------------------------------------------------
 LONGFOR PROPERTIES CO LTD                                                                   Agenda Number:  702401934
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5635P109
    Meeting Type:  AGM
    Meeting Date:  26-May-2010
          Ticker:
            ISIN:  KYG5635P1090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100426/LTN20100426253.pdf

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU

1      Receive the audited consolidated financial statements     Mgmt          For                            For
       and the report of the   Directors and the Independent
       Auditor's report for the YE 31 DEC 2009

2      Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Madam Wu Yajun as a Director                     Mgmt          For                            For

3.2    Re-elect Mr. Lin Chu Chang as a Director                  Mgmt          For                            For

3.3    Re-elect Mr. Fung Shengtao as a Director                  Mgmt          For                            For

3.4    Re-elect Mr. Chen Kai as a Director                       Mgmt          For                            For

3.5    Re-elect Mr. Qin Li Hong as a Director                    Mgmt          For                            For

3.6    Re-elect Mr. Chan Chi on as a Director                    Mgmt          For                            For

3.7    Re-elect Mr. Frederick Peter Churchouse as a              Mgmt          For                            For
       Director

3.8    Re-elect Dr. Xiang Bing as a Director                     Mgmt          For                            For

3.9    Authorize the Board of Directors to fix their             Mgmt          For                            For
       remuneration

4      Re-appoint the Auditors and to authorize the              Mgmt          For                            For
       board of Directors to fix the    Auditor's
       remuneration

5      Authorize the Directors to issue new shares               Mgmt          Against                        Against
       of the Company

6      Authorize the Directors to repurchase shares              Mgmt          For                            For
       of the Company

7      Approve to extend the general mandate to be               Mgmt          Against                        Against
       given to the Directors to issue   shares




--------------------------------------------------------------------------------------------------------------------------
 LONKING HOLDINGS LTD                                                                        Agenda Number:  702391525
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5636C107
    Meeting Type:  AGM
    Meeting Date:  28-May-2010
          Ticker:
            ISIN:  KYG5636C1078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1      Receive the audited consolidated financial statements     Mgmt          For                            For
       and the reports of the  Directors of the Company
       the Directors  and the Auditors of the Company
       (the Auditors  for the YE 31 DEC 2009

2      Declare a final dividend of HKD 0.07 per share            Mgmt          For                            For
       for the YE 31 DEC 2009 as      recommended
       by the Board of Directors

3.i    Re-elect Mr. Li San Yim as an Executive Director          Mgmt          For                            For

3.ii   Re-elect Mr. Qiu Debo as an Executive Director            Mgmt          For                            For

3.iii  Re-elect Mr. Luo Jianru as an Executive Director          Mgmt          For                            For

3.iv   Re-elect Dr. Mou Yan Qun as an Executive Director         Mgmt          For                            For

3.v    Re-elect Mr. Chen Chao as an Executive Director           Mgmt          For                            For

3.vi   Re-elect Mr. Lin Zhong Ming as an Executive               Mgmt          For                            For
       Director

3.vii  Re-elect Ms. Ngai Ngan Ying as a Non-Executive            Mgmt          For                            For
       Director

3viii  Re-elect Ms. Pan Longqing as a Non-Executive              Mgmt          For                            For
       Director

3.ix   Re-elect Dr. Qian Shizheng as an Independent              Mgmt          For                            For
       Non-Executive Director

3.x    Re-elect Mr. Han Xuesong as an Independent Non-Executive  Mgmt          For                            For
       Director

3.xi   Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.i    Appointment of Ms. Fang Deqin as an Executive             Mgmt          For                            For
       Director

4.ii   Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of Ms. Fang Deqin

5      Re-appointment of Messrs. Deloitte Touche Tohmatsu        Mgmt          For                            For
       as an Auditor of the       Company and authorize
       the Board of Directors to fix their remuneration

6      Authorize the Directors to allot, issue and               Mgmt          Against                        Against
       deal with new shares of the       Company

7      Authorize the Directors to repurchase the shares          Mgmt          For                            For
       of the Company

8      Authorize the Directors to allot, issue and               Mgmt          Against                        Against
       deal with new shares under        Resolution
       6 by the number of shares repurchased by the
       Company under         Resolution 7

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK:  http://www.hkexnews.hk/listedco/listconews/sehk/20100426/LTN20100426296.pdf




--------------------------------------------------------------------------------------------------------------------------
 MEDIATEK INCORPORATION                                                                      Agenda Number:  702443564
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5945U103
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0002454006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

1      Call meeting to order                                     Non-Voting    No vote

2      Chairman's opening remarks                                Non-Voting    No vote

3.1    2009 business report                                      Non-Voting    No vote

3.2    The Supervisor's report                                   Non-Voting    No vote

4.1    Ratify 2009 business report and financial reports         Mgmt          No vote

4.2    Ratify the proposal of 2009 profit distribution           Mgmt          No vote

5.1    Approve the capitalization of 2009 shareholder's          Mgmt          No vote
       dividends and employee       profit

5.2    Amend the Company's Article of Incorporation              Mgmt          No vote

5.3    Amend the Company's rules and procedures of               Mgmt          No vote
       shareholders meeting

6      Other business and special motion                         Non-Voting    No vote

7      Meeting adjourned                                         Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 MINDRAY MEDICAL INT'L LTD.                                                                  Agenda Number:  933168949
--------------------------------------------------------------------------------------------------------------------------
        Security:  602675100
    Meeting Type:  Annual
    Meeting Date:  15-Dec-2009
          Ticker:  MR
            ISIN:  US6026751007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     RE-ELECTION OF MR. XU HANG AS A DIRECTOR OF               Mgmt          For                            For
       THE COMPANY.

02     RE-ELECTION OF MR. CHEN QINGTAI AS A DIRECTOR             Mgmt          For                            For
       OF THE COMPANY.

03     RE-ELECTION OF MR. RONALD EDE AS A DIRECTOR               Mgmt          For                            For
       OF THE COMPANY.

04     RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS Mgmt          For                            For
       AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2008.

05     RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS Mgmt          For                            For
       AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2009.

06     INCREASE BY 6,000,000 THE MAXIMUM NUMBER OF               Mgmt          For                            For
       ORDINARY SHARES THAT MAY BE DELIVERED PURSUANT
       TO AWARDS GRANTED UNDER THE COMPANY'S 2006
       AMENDED AND RESTATED EMPLOYEE SHARE INCENTIVE
       PLAN SUCH THAT THE NEW SHARE LIMIT SHALL BE
       21,000,000.




--------------------------------------------------------------------------------------------------------------------------
 NETEASE.COM, INC.                                                                           Agenda Number:  933127424
--------------------------------------------------------------------------------------------------------------------------
        Security:  64110W102
    Meeting Type:  Annual
    Meeting Date:  04-Sep-2009
          Ticker:  NTES
            ISIN:  US64110W1027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     RE-ELECTION OF DIRECTOR: WILLIAM DING                     Mgmt          Split 50% For                  Split

1B     RE-ELECTION OF DIRECTOR: ALICE CHENG                      Mgmt          Split 50% For                  Split

1C     RE-ELECTION OF DIRECTOR: DENNY LEE                        Mgmt          Split 50% For                  Split

1D     RE-ELECTION OF DIRECTOR: JOSEPH TONG                      Mgmt          Split 50% For                  Split

1E     RE-ELECTION OF DIRECTOR: LUN FENG                         Mgmt          Split 50% For                  Split

1F     RE-ELECTION OF DIRECTOR: MICHAEL LEUNG                    Mgmt          Split 50% For                  Split

1G     RE-ELECTION OF DIRECTOR: MICHAEL TONG                     Mgmt          Split 50% For                  Split

02     APPOINT PRICEWATERHOUSECOOPERS ZHONG TIAN CPAS            Mgmt          Split 50% For                  Split
       LIMITED COMPANY AS INDEPENDENT AUDITORS OF
       NETEASE.COM, INC. FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2009.




--------------------------------------------------------------------------------------------------------------------------
 NINE DRAGONS PAPER HLDGS LTD                                                                Agenda Number:  702104566
--------------------------------------------------------------------------------------------------------------------------
        Security:  G65318100
    Meeting Type:  AGM
    Meeting Date:  03-Dec-2009
          Ticker:
            ISIN:  BMG653181005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Independent
       Auditors for the YE 30 JUN 2009

2.     Declare the final dividend for the YE 30 JUN              Mgmt          For                            For
       2009

3.A.1  Re-elect Ms. Cheung Yan as a Director                     Mgmt          For                            For

3.A.2  Re-elect Mr. Liu Ming Chung as a Director                 Mgmt          For                            For

3.A.3  Re-elect Mr. Zhang Cheng Fei as a Director                Mgmt          For                            For

3.A.4  Re-elect Mr. Zhang Yuanfu as a Director                   Mgmt          For                            For

3.A.5  Re-elect Mr. Lau Chun Shun as a Director                  Mgmt          For                            For

3.A.6  Re-elect Ms. Gao Jing as a Director                       Mgmt          For                            For

3.A.7  Re-elect Ms. Tam Wai Chu, Maria as a Director             Mgmt          For                            For

3.A.8  Re-elect Mr. Chung Shui Ming, Timpson as a Director       Mgmt          For                            For

3.A.9  Re-elect Dr. Cheng Chi Pang as a Director                 Mgmt          For                            For

3.A10  Re-elect Mr. Wang Hong Bo as a Director                   Mgmt          For                            For

3.b    Approve to fix the Directors' remuneration                Mgmt          For                            For

4.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix the Auditor's remuneration

5.A    Authorize the Directors of the Company, to allot,         Mgmt          Against                        Against
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options [including warrants,
       bonds, and debentures convertible into shares
       of the Company] which would require the exercise
       of such powers, subject to and in accordance
       with all applicable Laws and the Bye-Laws of
       the Company during and after the relevant period,
       not exceeding the aggregate of 20% of the aggregate
       nominal amount of the ordinary share capital
       of the Company in issue on the date of passing
       this resolution and the said approval shall
       be limited accordingly, otherwise than pursuant
       to: a rights issue [as specified] or upon the
       exercise of rights of subscription or conversion
       under the outstanding warrants to subscribe
       for shares of the Company or any securities
       which are convertible into shares of the Company
       or any share option scheme of the Company or
       any scrip dividend in lieu of the whole or
       part of a dividend on shares of the Company;
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Bye Laws of
       the Company or any applicable Laws of Bermuda
       to be held]

5.B    Authorize the Directors of the Company, to repurchase     Mgmt          For                            For
       issued shares in the capital of the Company
       on The Stock Exchange of Hong Kong Limited
       [the Stock Exchange] or any other stock exchange
       on which the securities of the Company may
       be listed and recognized by the Securities
       and Futures Commission and the Stock Exchange
       for the purpose, subject to and in accordance
       with all applicable laws and the requirements
       of the Stock Exchange as amended from time
       to time during the relevant period, not exceeding
       10% of the aggregate nominal amount of the
       ordinary share capital of the Company in issue
       on the date of this resolution and the said
       approval shall be limited accordingly; and
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Bye Laws of
       the Company or any applicable Laws of Bermuda
       to be held]

5.C    Approve, conditional upon Resolution number               Mgmt          Against                        Against
       5.A and 5.B as specified being passed, the
       aggregate nominal amount of the issued ordinary
       shares in the capital of the Company which
       are repurchased by the Company under the authority
       granted to the Directors of the Company pursuant
       to and in accordance with the said Resolution
       number 5.B shall be added to the aggregate
       nominal amount of the ordinary share capital
       that may be allotted, issued and dealt with
       or agreed conditionally or unconditionally
       to be allotted, issued and dealt by the Directors
       of the Company pursuant to and in accordance
       with the Resolution number 5.A as specified

       Transact any other business                               Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PCD STORES (GROUP) LTD                                                                      Agenda Number:  702403483
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6956E103
    Meeting Type:  AGM
    Meeting Date:  31-May-2010
          Ticker:
            ISIN:  KYG6956E1035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the Audited financial statements, Directors'      Mgmt          For                            For
       report and the           Independent Auditor's
       report for the YE 31 DEC 2009

2.a    Re-elect Mr. Chan Kai Tai Alfred as a Director            Mgmt          For                            For

2.b    Re-elect Mr. Tan Han Kiat Edward as a Director            Mgmt          For                            For

2.c    Re-elect Mr. Lau Kim Yip Tony as a Director               Mgmt          For                            For

2.d    Re-elect Mr. Yu Randolph as a Director                    Mgmt          For                            For

2.e    Re-elect Mr. Tai Ainsley as a Director                    Mgmt          For                            For

2.f    Re-elect Mr. Li Chang Qing as a Director                  Mgmt          For                            For

2.g    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors of  the Company

3      Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       and authorize the Board   of Directors to fix
       their remuneration

4.1    Authorize the Directors to issue shares not               Mgmt          Against                        Against
       exceeding 20% of the existing     issued share
       capital of the Company

4.2    Authorize the Directors to repurchase shares              Mgmt          For                            For
       not exceeding 10% of the         existing issued
       share capital of the Company

4.3    Authorize the Directors pursuant to resolution            Mgmt          Against                        Against
       No. 4(1) above to allot, issue and deal with
       new shares not exceeding the amount of shares
       repurchased by    the Company under ordinary
       resolution No. 4(2)

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100427/LTN20100427891.pdf

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PING AN INS GROUP CO CHINA LTD                                                              Agenda Number:  702144534
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y69790106
    Meeting Type:  EGM
    Meeting Date:  18-Dec-2009
          Ticker:
            ISIN:  CNE1000003X6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Bank deposits arrangements between            Mgmt          For                            For
       the Company and its subsidiaries and The Hongkong
       and Shanghai Banking Corporation Limited as
       referred to in the announcement [the "Announcement"]
       of the Company published on 27 OCT 2009 on
       the website of The Stock Exchange of Hong Kong
       Limited [http://www.hkexnews.hk] and the Company's
       website [http://www.pingan.com] and dispatched
       to the Shareholders of the Company together
       with this notice and the proposed annual cap
       for the said Bank deposits arrangements in
       the amount of USD 1,500 million on any given
       day for each of the 3 years ending 31 DEC 2012;
       and authorize the Board of Directors of the
       Company to do all such acts and things and
       execute such documents and take all steps which
       in its opinion may be necessary, desirable
       or expedient in relation to the said bank deposits
       arrangements

2.     Approve the Bank deposits arrangements between            Mgmt          For                            For
       the Company and its subsidiaries and Industrial
       and Commercial Bank of China Limited and Industrial
       and Commercial Bank of China [Asia] Limited
       as referred to in the Announcement and the
       proposed annual cap for the said bank deposits
       arrangements in the amount of RMB 43,200 million
       on any given day for each of the 3 years ending
       31 DEC 2012; and authorize the Board of Directors
       of the Company to do all such acts and things
       and execute such documents and take all steps
       which in its opinion may be necessary, desirable
       or expedient in relation to the said bank deposits
       arrangements

3.     Approve the Bank deposits arrangements between            Mgmt          For                            For
       the Company and its subsidiaries and Bank of
       Communications Co., Ltd. as referred to in
       the announcement published on 27 OCT 2009 on
       the website of the Shanghai Stock Exchange
       [http://www.sse.cm.cn] and the Company's website
       [http://www.pingan.com] and the proposed annual
       cap for the said bank deposits arrangements
       in the amount of RMB 39,000 million on any
       given day for each of the 2 years ending 31
       DEC 2012; and authorize the Board of Directors
       of the Company to do all such acts and things
       and execute such documents and take all steps
       which in its opinion may be necessary, desirable
       or expedient in relation to the said bank deposits
       arrangements

4.     Approve the Company's policy on the appointment           Mgmt          For                            For
       of Auditors as referred to in the announcement
       published on 27 OCT 2009 on the website of
       the Shanghai Stock Exchange [http://www.sse.com.cn]
       and the Company's website [http://www.pingan.com]

5.     Approve the appointment of Mr. Guo Limin as               Mgmt          For                            For
       a Non-Executive Director of the Company as
       referred to in the Announcement




--------------------------------------------------------------------------------------------------------------------------
 PING AN INSURANCE (GROUP) COMPANY OF CHINA LTD                                              Agenda Number:  702027423
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y69790106
    Meeting Type:  EGM
    Meeting Date:  07-Aug-2009
          Ticker:
            ISIN:  CNE1000003X6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the satisfaction or waiver [where appropriate]
       of the conditions as specified in the Share
       Purchase Agreement and the Listing Committee
       of The Stock Exchange of Hong Kong Limited
       granting approval for the listing of, and permission
       to deal in, the Consideration Shares, to: a]
       allot and issue the Consideration Shares as
       specified, in accordance with the terms and
       conditions of the Share Purchase Agreement;
       and b] do all acts and things in connection
       with the allotment and issue of the Consideration
       Shares; and to make amendments to the Articles
       of Association of the Company as they think
       fit as a result of the allotment and issuance
       of the Consideration Shares as specified in
       this resolution, which include: a] amendments
       to Article 21 [regarding details of the approval
       and the number of issued shares] and Article
       24 [regarding the registered capital of the
       Company] of the Articles of Association of
       the Company; and amendments to corresponding
       articles in the Articles of Association of
       the Company to reflect the actual situation
       after the completion of the issuance of Consideration
       Shares




--------------------------------------------------------------------------------------------------------------------------
 PING AN INSURANCE (GROUP) COMPANY OF CHINA LTD                                              Agenda Number:  702027435
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y69790106
    Meeting Type:  CLS
    Meeting Date:  07-Aug-2009
          Ticker:
            ISIN:  CNE1000003X6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Directors of the Company: subject           Mgmt          For                            For
       to the satisfaction or waiver [where appropriate]
       of the conditions set out in the Share Purchase
       Agreement [as defined in the circular of the
       Company dated 23 JUN 2009 [the "Circular"]
       and the Listing Committee of The Stock Exchange
       of Hong Kong Limited granting the approval
       for the listing of, and permission to deal
       in, the Consideration Shares, to: [a] allot
       and issue the Consideration Shares [as defined
       in the Circular] in accordance with the terms
       and conditions of the Share Purchase Agreement;
       and [b] do all acts and things in connection
       with the allotment and issue of the Consideration
       Shares; and to make amendments to the Articles
       of Association of the Company as they think
       fit as a result of the allotment and issuance
       of the Consideration Shares as provided in
       this resolution, which include: [a] amendments
       to Article 21 [regarding details of the approval
       and the number of issued shares] and Article
       24 [regarding the registered capital of the
       Company] of the Articles of Association of
       the Company; and [b] amendments to corresponding
       Articles in the Articles of Association of
       the Company to reflect the actual situation
       after the completion of the issuance of Consideration
       Shares




--------------------------------------------------------------------------------------------------------------------------
 PING AN INSURANCE (GROUP) COMPANY OF CHINA LTD                                              Agenda Number:  702430149
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y69790106
    Meeting Type:  AGM
    Meeting Date:  29-Jun-2010
          Ticker:
            ISIN:  CNE1000003X6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 695378 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting    No vote
       INFORMATION IS AVAILABLE BY CLICKING ON THE
       MATERIAL URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100427/LTN201004271129.pdf
       & http://www.hkexnews.hk/listedco/listconews/sehk/20100511/LTN20100511535.pdf

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the YE 31 DEC 2009

2.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31 DEC 2009

3.     Approve the annual report of the Company and              Mgmt          For                            For
       its summary for the YE 31 DEC 2009

4.     Approve the report of the Auditors and audited            Mgmt          For                            For
       financial statements of the Company for the
       YE 31 DEC 2009

5.     Approve the profit distribution plan and the              Mgmt          For                            For
       recommendation for the final dividend for the
       YE 31 DEC 2009

6.     Re-appointment of Ernst & Young Hua Ming as               Mgmt          For                            For
       the PRC Auditors and Ernst & Young as the international
       Auditors of the Company to hold office until
       the conclusion of the next AGM and to authorize
       the Board of Directors to fix their remuneration

7.     Appointment of Mr. David Fried as a Non-executive         Mgmt          For                            For
       Director of the Company

S.8    Amend the Articles of Association of the Company,         Mgmt          For                            For
       and to authorize the Board of Directors to
       make further amendments to the Articles of
       Association of the Company that it considers
       necessary, appropriate or expedient in accordance
       with the applicable laws and regulations, and
       the requirements of China Insurance Regulatory
       Commission and other relevant regulatory authorities

S.9    Approve to give a general mandate to the Board            Mgmt          Against                        Against
       of Directors to issue, allot and deal with
       additional H shares not exceeding 20% of the
       H shares of the Company in issue and authorize
       the Board of Directors to make corresponding
       amendments to the Articles of Association as
       it thinks fit so as to reflect the new capital
       structure upon the allotment or issuance of
       shares

       To consider and review the Performance Report             Non-Voting    No vote
       of the Directors for the Year 2009 of the Company

       To consider and review the "Report on Connected           Non-Voting    No vote
       Transactions and Implementation of Management
       System of Connected Transactions for 2009

10.    Approve the holders of the 299,088,758 H shares           Mgmt          For                            For
       of the Company which were newly issued on 06
       MAY 2010 are entitled to receive the final
       dividend for the YE 31 DEC 2009, if any, as
       the other shareholders of the Company are entitled
       to

S.11   Approve the proposed further amendments to the            Mgmt          For                            For
       Articles of Association of the Company as set
       out in Appendix I to the supplemental circular
       to be dispatched to shareholders of the Company
       on 11 MAY 2010; and authorize the Chairman
       of the Board of Directors or a person authorized
       by him to make appropriate amendments to the
       Articles of Association whenever necessary
       in the process of submitting the same for approval,
       as required from time to time by the relevant
       regulatory authorities, administration of industry
       and commerce as well as the stock exchanges




--------------------------------------------------------------------------------------------------------------------------
 PORTS DESIGN LTD                                                                            Agenda Number:  702404156
--------------------------------------------------------------------------------------------------------------------------
        Security:  G71848124
    Meeting Type:  AGM
    Meeting Date:  01-Jun-2010
          Ticker:
            ISIN:  BMG718481242
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Receive the  audited financial statements and             Mgmt          For                            For
       the reports of the Directors of the  Company
       and the  Auditors of the Company for the YE
       31 DEC 2009

2      Re-appoint the Auditors and  authorize the Board          Mgmt          For                            For
       of Directors to  fix their   remuneration

3.A.1  Re-elect Mr. Han Kiat Edward Tan as a Director            Mgmt          For                            For

3.A.2  Re-elect Mr. Kai Tai Alfred Chan as a Director            Mgmt          For                            For

3.A.3  Re-elect Mr. Pierre Frank  Bourque as a Director          Mgmt          For                            For

3.A.4  Re-elect Ms. Julie Ann Enfield as a Director              Mgmt          For                            For

3.A.5  Re-elect Mr. Rodney Ray Cone as a Director                Mgmt          For                            For

3.A.6  Re-elect Ms. Wei Lynn Valarie Fong as a Director          Mgmt          For                            For

3.B    Election of  Mr. Peter Nikolaus  Bromberger               Mgmt          For                            For
       as an Independent Non-Executive   Director

3.C    Authorize the Board of Directors to fix their             Mgmt          For                            For
       remuneration

4.A    Authorize the Directors of the Company to issue           Mgmt          Against                        Against
       and allot Shares not          exceeding 20%
       of the issued share capital of the Company
       as at the date of    passing this resolution

4.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       Shares not exceeding 10% of the issued share
       capital of the Company as at the date of passing
       this     resolution

4.C    Approve to extend the general mandate granted             Mgmt          Against                        Against
       to the Directors of the Company for the issue
       of additional Shares

4.D    Approve an amendment to the By-laws of the Company        Mgmt          For                            For

4.E    Approve an amendment to the Share Option Scheme           Mgmt          For                            For
       adopted on 14 NOV 2003

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK:  http://www.hkexnews.hk/listedco/listconews/sehk/20100428/LTN201004281097.pdf

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 POWERTECH TECHNOLOGY INC                                                                    Agenda Number:  702418624
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7083Y103
    Meeting Type:  AGM
    Meeting Date:  27-May-2010
          Ticker:
            ISIN:  TW0006239007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of assets impairment                           Non-Voting    No vote

B.1    Approve the 2009 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2009 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 3.5per      share

B.3    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.4    Approve to release the prohibition on Directors           Mgmt          For                            For
       from participation in         competitive business

B.5    Extraordinary motions                                     Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 SANY HEAVY EQUIPMENT INTERNATIONAL HOLDINGS CO  LTD                                         Agenda Number:  702459973
--------------------------------------------------------------------------------------------------------------------------
        Security:  G78163105
    Meeting Type:  AGM
    Meeting Date:  25-Jun-2010
          Ticker:
            ISIN:  KYG781631059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED  THE SAME AS A
       "TAKE NO ACTION" VOTE.

1      Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements and the       report of the Directors
       of the Company and the Auditors of the Company
       and    its subsidiaries for the YE 31 DEC 2009

2      Declare a final dividend for the YE 31 DEC 2009           Mgmt          For                            For

3a     Re-elect Mr. Mao Zhongwu as an Executive Director         Mgmt          For                            For

3b     Re-elect Mr. Liang Jianyi as an Executive Director        Mgmt          For                            For

3c     Re-elect Mr. Xiang Wenbo as a Non-Executive               Mgmt          For                            For
       Director

3d     Re-elect Mr. Huang Jianlong as a Non-executive            Mgmt          For                            For
       Director

3e     Re-elect Mr. Wu Jialiang as a Non-Executive               Mgmt          For                            For
       Director

3f     Re-elect Mr. Xu Yaxiong as an Independent Non-Executive   Mgmt          For                            For
       Director

3g     Re-elect Mr. Ngai Wai Fung as an Independent              Mgmt          For                            For
       Non-Executive Director

3h     Re-elect Mr. Ng Yuk Keung as an Independent               Mgmt          For                            For
       Non-Executive Director

4      Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

5      Re-appoint the Auditors of the Company and authorize      Mgmt          For                            For
       the Board of Directors   to fix their remuneration

6      Approve to grant a general mandate to the Directors       Mgmt          Against                        Against
       to allot, issue and deal  with shares of the
       Company not exceeding 20% of the aggregate
       nominal amount  of the issued share capital
       of the Company as at the date of passing this
       resolution

7      Approve to grant a general mandate to the Directors       Mgmt          For                            For
       to purchase shares of the Company not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company as at the
       date of passing this resolution

8      Approve to extend the general mandate granted             Mgmt          Against                        Against
       under Resolution 6 by adding    the shares
       purchased pursuant to the general mandate granted
       by Resolution  7

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK:  http://www.hkexnews.hk/listedco/listconews/sehk/20100525/LTN20100525027.pdf




--------------------------------------------------------------------------------------------------------------------------
 SHANGHAI INDUSTRIAL HOLDINGS LTD                                                            Agenda Number:  702069659
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7683K107
    Meeting Type:  EGM
    Meeting Date:  31-Aug-2009
          Ticker:
            ISIN:  HK0363006039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Approve and ratify the sale and purchase agreement        Mgmt          For                            For
       dated 27 JUL 2009 entered into between the
       Company and Shanghai Industrial Financial [Holdings]
       Company Limited [the "Sale and Purchase Agreement",
       a copy of which has been produced to the meeting
       and marked "A" and signed by the Chairman of
       the meeting for the purpose of identification]
       in relation to the disposal by the Company
       of the entire issued share capital in and shareholders'
       loan to S.I. Technology Production Holdings
       Limited and the transactions contemplated thereunder
       and in connection therewith and any other ancillary
       documents; and authorize the Directors of the
       Company for and on behalf of the Company to
       sign, seal, execute, perfect, perform and deliver
       all such agreements, instruments, documents
       and deeds, and do all such acts, matters and
       things and take all such steps as they may
       in their absolute discretion consider necessary,
       desirable or expedient to implement and/or
       give effect to the Sale and Purchase Agreement
       and the transactions contemplated thereunder




--------------------------------------------------------------------------------------------------------------------------
 SHANGHAI INDUSTRIAL HOLDINGS LTD                                                            Agenda Number:  702080033
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y7683K107
    Meeting Type:  EGM
    Meeting Date:  16-Sep-2009
          Ticker:
            ISIN:  HK0363006039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Approve and ratify the sale and purchase agreement        Mgmt          For                            For
       dated 12 AUG 2009 [the 'Agreement', as specified]
       entered into between Glory Shine Holdings Limited
       [the 'Vendor'] as vendor and S.I. Urban Development
       Holdings Limited [the 'Purchaser'] as purchaser
       for the sale and purchase of the Sale Shares
       and Sale Loans [as specified] and all transactions
       contemplated under or referred to in the Agreement
       and any other agreements or documents in connection
       therewith; authorize any 1 Director of the
       Company, or any 2 Directors of the Company
       if the affixation of the common seal is necessary
       to execute all such other documents and agreements
       and do all such acts and things as he or they
       may in his or their absolute discretion consider
       to be necessary, desirable, appropriate or
       expedient to implement and/or give effect to
       the Agreement and the transactions contemplated
       thereunder and all matters incidental to, ancillary
       to or in connection with the Agreement and/or
       any further agreement or document as mentioned
       in this resolution and/or the transactions
       contemplated thereunder and all other matters
       incidental thereto, including agreeing and
       making any modifications, amendments, waivers,
       variations or extensions of the Agreement and/or
       any further agreement or document as mentioned
       in this resolution and/or the transactions
       contemplated thereunder

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SHUI ON CONSTRUCTION & MATERIALS LTD                                                        Agenda Number:  702394874
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8114W108
    Meeting Type:  AGM
    Meeting Date:  28-May-2010
          Ticker:
            ISIN:  BMG8114W1082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE SHAREHOLDERS ARE ALLOWED             Non-Voting    No vote
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANKS YOU.

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100426/LTN20100426806.pdf

1      Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and Auditor for
       the YE 31 DEC 2009

2      Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. Wong Kun To, Philip as a Director            Mgmt          For                            For

3.B    Re-elect Mr. Wong Fook Lam, Raymond as a Director         Mgmt          For                            For

3.C    Re-elect Mr. David Eldon as a Director                    Mgmt          For                            For

3.D    Re-elect Mr. Chan Kay Cheung as a Director                Mgmt          For                            For

3.E    Re-elect Mr. Tsang Kwok Tai, Moses as a Director          Mgmt          For                            For

3.F    Re-elect Mr. Gerrit de Nys as a Director                  Mgmt          For                            For

3.G    Approve to fix the remuneration of the Directors          Mgmt          For                            For

4      Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditor and authorize the  Directors
       to fix its remuneration

5.A    Approve to give the Directors a general mandate           Mgmt          Against                        Against
       to issue additional shares    not exceeding
       20% of the issued share capital of the Company

5.B    Approve to give the Directors a general mandate           Mgmt          For                            For
       to repurchase shares not      exceeding 10%
       of the issued share capital of the Company

5.C    Approve to extend the general mandate under               Mgmt          Against                        Against
       Resolution 5(A) by adding the     shares repurchased
       pursuant to Resolution 5(B) to the general
       mandate granted to the Directors pursuant to
       Resolution 5(A)

5.D    Approve the refreshment of the 10% limit on               Mgmt          For                            For
       the number of shares which may be allotted
       and issued upon exercise of options to be granted
       under the Share    Option Scheme(s) of the
       Company




--------------------------------------------------------------------------------------------------------------------------
 SHUI ON CONSTRUCTION & MATERIALS LTD                                                        Agenda Number:  702507130
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8114W108
    Meeting Type:  SGM
    Meeting Date:  28-Jun-2010
          Ticker:
            ISIN:  BMG8114W1082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR THE BELOW
       RESOLUTION. THANK YOU.

1      Approve and ratify, the entry into the Agreement          Mgmt          For                            For
       (as defined in the circular  to the shareholders
       of the Company dated 10 June 2010), a copy
       of which has   been produced to this meeting
       marked 'A' and signed by the Chairman of this
       meeting for identification purpose, and the
       transactions contemplated there   under; authorize
       the Company to execute any such documents,
       instruments and   agreements and to do any
       such acts or things as may be deemed by such
       directors in their absolute discretion
       to be incidental to, ancillary to or   in connection
       with the Agreement and the transactions contemplated
       there      under




--------------------------------------------------------------------------------------------------------------------------
 SINOPHARM GROUP CO LTD                                                                      Agenda Number:  702387603
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8008N107
    Meeting Type:  CLS
    Meeting Date:  31-May-2010
          Ticker:
            ISIN:  CNE100000FN7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Board, subject to paragraphs below,         Mgmt          For                            For
       to exercise all the powers  of the Company
       to repurchase the H Shares in issue of the
       Company on the      Stock Exchange during the
       Relevant Period  as defined in Paragraph 17(b)
       of   the notice of the AGM , subject to and
       in accordance with all applicable      laws,
       rules and regulations and/ or requirements
       of the PRC, the Stock        Exchange or any
       other governmental or regulatory bodies; (b)
       the aggregate    nominal value of H Shares
       authorized to be repurchased subject to the
       approval in paragraph (a) above during
       the Relevant Period shall not exceed   10%
       of the aggregate nominal value of the existing
       issued H Shares as at the  date on which this
       resolution is passed; (c) the approval in Paragraph
       (a)    above shall be conditional upon: (i)
       the passing of a special resolution      CONTD.

CONT   CONTD. with the same terms as this resolution             Non-Voting    No vote
       (except for this sub-paragraph  (c)(i)) at
       each of the AGM and the Domestic Shareholders'
       Class Meeting to be convened separately for
       such purpose; (ii) the approvals of SAFE and/or
       any   other regulatory authorities (if applicable)
       as required by laws, rules and   regulations
       of the PRC being obtained by the Company; and
       iii) the Company    not being required by any
       of its creditors to repay or to provide guarantee
       in respect of any amount due to any of them
       (or if the Company is so required by any of
       its creditors, the Company having, in its absolute
       discretion,      repaid or provided guarantee
       in respect of such amount) pursuant to the
       notification procedure under Article
       28 of the Articles of Association; d)    subject
       to the approval of all relevant PRC regulatory
       authorities for the    CONTD.

CONT   CONTD. repurchase of such H Shares being granted,         Non-Voting    No vote
       to: (i) make such           amendments to the
       Articles of Association as it thinks fit so
       as to reduce    the registered share capital
       of the Company and to reflect the new capital
       structure of the Company upon the repurchase
       of H Shares of the Company as    contemplated
       in paragraph (a) above; and (ii) file the amended
       Articles of    Association of the Company with
       the relevant governmental authorities of the
       PRC and Hong Kong




--------------------------------------------------------------------------------------------------------------------------
 SINOPHARM GROUP CO LTD                                                                      Agenda Number:  702373200
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8008N107
    Meeting Type:  AGM
    Meeting Date:  31-May-2010
          Ticker:
            ISIN:  CNE100000FN7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for the YE 31 DEC 2009

2.     Approve the report of the Supervisory Committee           Mgmt          For                            For
       of the Company for the YE 31 DEC 2009

3.     Approve the audited financial statements and              Mgmt          For                            For
       the Auditors' report of the Company as at and
       for the YE 31 DEC 2009

4.     Approve the proposed profit distribution plan             Mgmt          For                            For
       and the payment of final dividend of the Company
       for the YE 31 DEC 2009

5.     Re-appoint PricewaterhouseCoopers Zhong Tian              Mgmt          For                            For
       Certified Public Accountant Co., Ltd. as the
       PRC Auditors of the Company to hold office
       until the conclusion of the next AGM, and authorize
       the Board to fix its remuneration

6.     Re-appoint PricewaterhouseCoopers Certified               Mgmt          For                            For
       Public Accountants, Hong Kong as the International
       Auditors of the Company to hold office until
       the conclusion of the next AGM, and authorize
       the Board to fix its remuneration

7.     Approve and ratify the remuneration of the Directors      Mgmt          For                            For
       for the YE 31 DEC 2009 and authorize the Board
       to determine the remuneration of the Directors
       for the 2 years ending 31 DEC 2010 and 31 DEC
       2011

8.     Appoint Mr. Chen Qiyu as a non-executive Director         Mgmt          For                            For
       for a term of 3 years starting from the date
       of the AGM and to authorize the Board to enter
       into a service contract with him

9.     Appoint Mr. Qian Shunjiang as the Supervisor              Mgmt          For                            For
       of the Company for a term of 3 years starting
       from the date of the AGM and to authorize the
       Board to enter into a service contract with
       him

10.    Approve the transactions under the Master Pharmaceutical  Mgmt          For                            For
       Products, Healthcare Products and Medical Supplies
       Procurement Agreement with the controlling
       shareholder and their proposed annual caps
       for each of the 2 years ending 31 DEC 2010
       and 31 DEC 2011, as specified

11.    Approve the acquisition of equity interest in             Mgmt          For                            For
       Xinjiang Company under the Xinjiang Company
       Agreement, as specified

12.    Approve the acquisition of equity interest in             Mgmt          For                            For
       Hubei Yibao under the Hubei Yibao Agreement,
       as specified

13.    Approve the acquisition of Transferred Business           Mgmt          For                            For
       of Industry Company under the Industry Company
       Agreement, as specified

14.    Approve the acquisition of Transferred Business           Mgmt          For                            For
       of Trading Company under the Trading Company
       Agreement, as specified

15.    Authorize the Board: a) acquisition and disposal          Mgmt          For                            For
       of the assets of the Company with an aggregate
       total value of not more than 30% of the latest
       audited total assets of the Company over a
       period of 12 months; b) guarantees in favor
       of third parties with an aggregate total value
       of not more than 30% of the latest audited
       total assets of the Company over a period of
       12 months; if the above delegations are not
       consistent with, collide or conflict with the
       requirements under the Listing Rules or other
       requirements of the Stock Exchange, the requirements
       under the Listing Rules or other requirements
       of the Stock Exchange should be followed

S.16   Amend the Articles of Association, details of             Mgmt          For                            For
       which are set out in the Circular and authorize
       any Director or Joint Company Secretary of
       the Company to do all such acts as he deems
       fit to effect the amendments and to make relevant
       registrations and filings in accordance with
       the relevant requirements of the applicable
       laws and regulations in the PRC and Hong Kong
       and the Listing Rules, the Articles of Association
       are written in Chinese and there is no official
       English translation in respect thereof. Accordingly,
       the English translation is for reference only.
       In case of any discrepancy between the Chinese
       and English versions, the Chinese version shall
       prevail

S.17   Authorize the Board to separately or concurrently         Mgmt          Against                        Against
       allot, issue and/or deal with Domestic Shares
       and/or H Shares, and to make or grant offers,
       agreements and options in respect thereof:
       i) such mandate shall not extend beyond the
       Relevant Period save that the Board may during
       the Relevant Period make or grant offers, agreements
       or options which might require the exercise
       of such powers after the end of the Relevant
       Period; ii) the aggregate nominal amount of
       Domestic Shares and/or H Shares to be allotted,
       issued and/or dealt with or agreed conditionally
       or unconditionally to be issued, allotted and/or
       dealt with [whether pursuant to an option or
       otherwise] by the Board shall not exceed 20%
       of the aggregate nominal amount of each of
       the existing issued Domestic Shares and/or
       H Shares as at the date on which this resolution
       is passed; and iii) the Board will only exercise
       its power under such mandate in accordance
       with the Company Law of the PRC and the Listing
       Rules [as amended from time to time] and the
       requirements of the relevant PRC regulatory
       authorities; [Authority expires at the earlier
       of the conclusion of the next AGM of the Company
       following the passing of this resolution; the
       expiration of the 12-month period following
       the passing of this resolution; or the date
       on which the authority granted to the Board
       set out in this resolution is revoked or varied
       by a special resolution of the Shareholders
       in a general meeting]; and contingent on the
       Board resolving to issue shares pursuant to
       this resolution, to approve, execute and do
       or procure to be executed and done, all such
       documents, deeds and things as it may consider
       relevant in connection with the issue of such
       new shares including, but not limited to, determining
       the time and place of issue, making all necessary
       applications to the relevant authorities and
       entering into an underwriting agreement [or
       any other agreement], to determine the use
       of proceeds and to make all necessary filings
       and registrations with the relevant PRC, Hong
       Kong and other authorities, and to make such
       amendments to the Articles of Association as
       it thinks fit so as to reflect the increase
       in the registered capital of the Company and
       to reflect the new share capital structure
       of the Company under the intended allotment
       and issue of the shares of the Company pursuant
       to this resolution

S.18   Authorize the Board to exercise all the powers            Mgmt          For                            For
       of the Company to repurchase the H Shares in
       issue of the Company on the Stock Exchange
       during the Relevant Period [as specified the
       Resolution 17 above], subject to and in accordance
       with all applicable laws, rules and regulations
       and/or requirements of the PRC, the Stock Exchange
       or any other governmental or regulatory bodies;
       the aggregate nominal value of H Shares authorized
       to be repurchased subject to the approve during
       the Relevant Period shall not exceed 10% of
       the aggregate nominal value of the existing
       issued H Shares as at the date on which this
       resolution is passed; the approve shall be
       conditional upon: the passing of a special
       resolution with the same terms as this resolution
       [except for this sub-paragraph] at each of
       the H Shareholders' Class Meeting and the Domestic
       Shareholders' Class Meeting to be convened
       separately for such purpose; the approvals
       of SAFE and/or any other regulatory authorities
       [if applicable] as required by laws, rules
       and regulations of the PRC being obtained by
       the Company; and the Company not being required
       by any of its creditors to repay or to provide
       guarantee in respect of any amount due to any
       of them [or if the Company is so required by
       any of its creditors, the Company having, in
       its absolute discretion, repaid or provided
       guarantee in respect of such amount] pursuant
       to the notification procedure under Article
       28 of the Articles of Association; subject
       to the approval of all relevant PRC regulatory
       authorities for the repurchase of such H Shares
       being granted, to: make such amendments to
       the Articles of Association as it thinks fit
       so as to reduce the registered share capital
       of the Company and to reflect the new capital
       structure of the Company upon the repurchase
       of H Shares of the Company as contemplated
       in paragraph above; and file the amended Articles
       of Association of the Company with the relevant
       governmental authorities of the PRC and Hong
       Kong

19     Approve proposals [if any] put forward at such            Mgmt          For                            Against
       meeting pursuant to the Articles of Association
       and the Listing Rules by any shareholders of
       the Company individually or collectively holding
       3% or more of the Company's shares carrying
       the right to vote at such meeting




--------------------------------------------------------------------------------------------------------------------------
 SKYWORTH DIGITAL HOLDINGS LTD                                                               Agenda Number:  702072555
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8181C100
    Meeting Type:  AGM
    Meeting Date:  24-Sep-2009
          Ticker:
            ISIN:  BMG8181C1001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' ONLY FOR ALL RESOLUTIONS.
       THANK YOU.

1.     Receive and adopt the audited consolidated financial      Mgmt          For                            For
       statements of the Company and the reports of
       the Directors [the 'Directors'] and the auditors
       [the 'Auditors'] of the Company thereon for
       the YE 31 MAR 2009

2.     Approve and declare a final dividend for the              Mgmt          For                            For
       YE 31 MAR 2009 [with scrip option]

3.A    Re-elect Ms. Ding Kai as an Executive Director            Mgmt          For                            For

3.B    Re-elect Mr. Li Weibin as an Independent Non              Mgmt          For                            For
       Executive Director

3.C    Re-elect Mr. Xie Zhengcai as an Independent               Mgmt          For                            For
       Non Executive Director

4.     Authorize the Board to fix the remuneration               Mgmt          For                            For
       of Directors

5.     Re-appoint Auditors and authorize the Board               Mgmt          For                            For
       to fix their remuneration

6.A    Approve, subject to and conditional upon the              Mgmt          For                            For
       Listing Committee of the Stock Exchange of
       Hong Kong Limited [the 'Stock Exchange'] granting
       the listing of and permission to deal in the
       shares to be issued upon exercise of any options
       to be granted under the refreshed limit [as
       specified] pursuant to the share option scheme
       ['Share Option Scheme'] of the Company adopted
       by the resolution of the shareholders of the
       Company passed on 30 SEP 2008, the existing
       limit on the grant of options under the Share
       Option Scheme and any other schemes of the
       Company be refreshed so that the aggregate
       nominal amount of share capital of the Company
       to be allotted and issued upon exercise, of
       any options to be granted under the Share Option
       Scheme and any other schemes of the Company
       [excluding options previously granted, outstanding,
       cancelled, lapsed or exercised under the Share
       Option Scheme and any other schemes of the
       Company] shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of the passing
       of this resolution ['Refreshed Limit'] and
       authorize the Directors of the Company to grant
       options up to the refreshed limit and to allot,
       issue and deal with shares of the Company pursuant
       to the exercise of such options

6.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       issued shares in the capital of the Company
       on the Stock Exchange or any other stock exchange
       on which the shares may be listed and which
       is recognized by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange
       for such purposes and otherwise in accordance
       with the rules and regulations of the Securities
       and Futures Commission of Hong Kong, the Stock
       Exchange, the Companies Act 1981 of Bermuda
       [as amended from time to time], not exceeding
       10% of the aggregate nominal amount of the
       issued share capital of the Company; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM is required
       by the Bye-laws of the Company, the Companies
       Act 1981 [as amended from time to time] or
       any other applicable laws to be held]

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE CUT-OFF DATE AND CHANGE IN
       MEETING DATE. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 SOUTHGOBI ENERGY RESOURCES LTD, VANCOUVER BC                                                Agenda Number:  702357395
--------------------------------------------------------------------------------------------------------------------------
        Security:  844375105
    Meeting Type:  MIX
    Meeting Date:  11-May-2010
          Ticker:
            ISIN:  CA8443751059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'ABSTAIN' ONLY FOR RESOLUTIONS
       1 AND 2.1 TO 2.9 AND 'IN FAVOR' OR 'AGAINST'
       ONLY FOR RESOLUTIONS 3, 4 AND 5. THANK YOU.

       Receive the report of the Directors                       Non-Voting    No vote

       Receive the Corporation's audited financial               Non-Voting    No vote
       statements for the FYE 31 DEC 2009

1      Appointment of Deloitte & Touche, Chartered               Mgmt          For                            For
       Accountants, as the Auditors of the Corporation,
       at a remuneration to be fixed by the Board
       of Directors

2.1    Election of Peter Meredith as a Director for              Mgmt          For                            For
       the ensuing year

2.2    Election of Alexander Molyneux as a Director              Mgmt          For                            For
       for the ensuing year

2.3    Election of Pierre Lebel as a Director for the            Mgmt          For                            For
       ensuing year

2.4    Election of John Macken as a Director for the             Mgmt          For                            For
       ensuing year

2.5    Election of Andre Deepwell as a Director for              Mgmt          For                            For
       the ensuing year

2.6    Election of R. Edward Flood as a Director for             Mgmt          For                            For
       the ensuing year

2.7    Election of Robert Hanson as a Director for               Mgmt          For                            For
       the ensuing year

2.8    Election of R. Stuart Angus as a Director for             Mgmt          For                            For
       the ensuing year

2.9    Election of W. Gordon Lancaster as a Director             Mgmt          For                            For
       for the ensuing year

3      Approve to determine the number of Directors              Mgmt          For                            For
       at nine

S.4    Approve the change to the Corporation's name              Mgmt          For                            For
       from "SouthGobi Energy Resources Ltd" to "SouthGobi
       Resources Ltd"

5      Adopt a new Employees' and Directors' Equity              Mgmt          For                            For
       Incentive Plan (the "New Plan") to replace
       the existing Amended and Restated Equity Incentive
       Plan of the Corporation (the "Existing Plan");
       certain items in the New Plan reflect the recent
       graduation of the Corporation from the TSX
       Venture Exchange to the Toronto Stock Exchange
       (the "TSX") respecting equity incentive plans

6      Upon any permitted amendment to or variation              Non-Voting    No vote
       of any matter identified in the notice of meeting

7      Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SUN HUNG KAI PROPERTIES LTD                                                                 Agenda Number:  702128960
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y82594121
    Meeting Type:  AGM
    Meeting Date:  03-Dec-2009
          Ticker:
            ISIN:  HK0016000132
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE HONG KONG MARKET THAT A VOTE           Non-Voting    No vote
       OF "ABSTAIN" WILL BE TREATED THE SAME AS A
       "TAKE NO ACTION" VOTE.

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and Auditors for
       the YE 30 JUN 2009

2.     Declare the final dividend                                Mgmt          For                            For

3.i.a  Re-elect Mr. Chan Kwok-wai, Patrick as a Director         Mgmt          For                            For

3.i.b  Re-elect Mr. Yip Dicky Peter as a Director                Mgmt          For                            For

3.i.c  Re-elect Professor Wong Yue-chim, Richard as              Mgmt          For                            For
       a Director

3.i.d  Re-elect Dr. Cheung Kin-tung, Marvin as a Director        Mgmt          For                            For

3.i.e  Re-elect Dr. Li Ka-cheung, Eric as a Director             Mgmt          For                            For

3.i.f  Re-elect Sir Po-shing Woo as a Director                   Mgmt          For                            For

3.i.g  Re-elect Mr. Kwan Cheuk-yin, William as a Director        Mgmt          For                            For

3.i.h  Re-elect Mr. Lo Chiu-chun, Clement as a Director          Mgmt          For                            For

3.i.i  Re-elect Mr. Kwok Ping-kwong, Thomas as a Director        Mgmt          For                            For

3.ii   Approve to fix the Directors' fees [the proposed          Mgmt          For                            For
       fees to be paid to each Director, each Vice
       Chairman and the Chairman for the FY ending
       30 JUN 2010 are HKD 100,000, HKD 110,000 and
       HKD 120,000 respectively]

4.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix their remuneration

5.     Authorize the Directors of the Company [the               Mgmt          For                            For
       Directors] during the relevant period to repurchase
       shares of the Company and the aggregate nominal
       amount of the shares which may be repurchased
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange recognized for
       this purpose by the Securities and Futures
       Commission of Hong Kong and The Stock Exchange
       of Hong Kong Limited under the Hong Kong Code
       on Share Repurchases pursuant to the approval
       in this resolution shall not exceed 10% of
       the aggregate nominal amount of the share capital
       of the Company in issue at the date of passing
       this resolution; [Authority expires at the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by its Articles of Association or
       by the laws of Hong Kong to be held]

6.     Authorize the Directors, subject to this resolution,      Mgmt          Against                        Against
       to allot, issue and deal with additional shares
       in the capital of the Company and to make or
       grant offers, agreements, options and warrants
       which might require during and after the end
       of the relevant period and the aggregate nominal
       amount of share capital allotted or agreed
       conditionally or unconditionally to be allotted
       [whether pursuant to an option or otherwise]
       by the Directors pursuant to the approval in
       this resolution, otherwise than pursuant to,
       i) a rights issue, ii) any option scheme or
       similar arrangement for the time being adopted
       for the grant or issue to Officers and/or Employees
       of the Company and/or any of its subsidiaries
       of shares or rights to acquire shares of the
       Company, iii) any scrip dividend or similar
       arrangement providing for the allotment of
       shares in lieu of the whole or part of a dividend
       on shares of the Company in accordance with
       the Articles of Association of the Company,
       shall not exceed the aggregate of: 10% ten
       per cent of the aggregate nominal amount of
       the share capital of the Company in issue at
       the date of passing this resolution plus; [if
       the Directors are so authorized by a separate
       ordinary resolution of the shareholders of
       the Company] the nominal amount of share capital
       of the Company repurchased by the Company subsequent
       to the passing of this resolution [up to a
       maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       resolution], and the said approval shall be
       limited accordingly; [Authority expires at
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by its Articles of Association or
       by the laws of Hong Kong to be held]

7.     Authorize the Directors to exercise the powers            Mgmt          Against                        Against
       of the Company referred to Resolution 6 convening
       this meeting in respect of the share capital
       of the Company referred to in such resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ACTUAL RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. PLEASE BE ADVISED THAT
       ACCORDING TO THE COMPANY'S ANNOUNCEMENT OF
       16 NOV 2009, RESOLUTION 03(I) (D) [I.E.: TO
       RE-ELECT DR. CHEUNG KIN-TUNG, MARVIN AS DIRECTOR]
       WILL NOT BE PUT FORWARD TO VOTE AT THE AGM.




--------------------------------------------------------------------------------------------------------------------------
 SYNNEX TECHNOLOGY INTL CORP                                                                 Agenda Number:  702449198
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y8344J109
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2010
          Ticker:
            ISIN:  TW0002347002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 Audited reports                                  Non-Voting    No vote

A.3    Other presentations                                       Non-Voting    No vote

B.1    Approve the 2009 financial statements                     Mgmt          No vote

B.2    Approve the 2009 profit distribution; proposed            Mgmt          No vote
       cash dividend: TWD 2.42 per    share

B.3    Approve the issuance of new shares from retained          Mgmt          No vote
       earnings; proposed stock     dividend: 100
       for 1,000 shares held

B.4    Approve the revision to the Articles of incorporation     Mgmt          No vote

B.5    Approve the revision to the procedures of monetary        Mgmt          No vote
       loans, endorsement and     guarantee

B.6    Other issues and extraordinary motions                    Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 TAIWAN FERTILIZER CO LTD                                                                    Agenda Number:  702448540
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y84171100
    Meeting Type:  AGM
    Meeting Date:  17-Jun-2010
          Ticker:
            ISIN:  TW0001722007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

a.2    The 2009 Audited reports                                  Non-Voting    No vote

b.1    Approve the 2009 financial statements                     Mgmt          For                            For

b.2    Approve the profit distribution, cash dividend:           Mgmt          For                            For
       TWD 1.4 per share

b.3    Approve the revision to the Articles of Incorporation     Mgmt          For                            For

b.4    Approve the revision to the procedures of  monetary       Mgmt          For                            For
       loans,  endorsement and guarantee

B.5    Extraordinary motions                                     Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 TAIWAN SEMICONDUCTOR MFG CO  LTD                                                            Agenda Number:  702254145
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y84629107
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0002330008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    Receive the report on the business of 2009                Non-Voting    No vote

A.2    Receive the 2009 audited reports reviewed by              Non-Voting    No vote
       the Supervisors

B.1    Approve the 2009 business reports and financial           Mgmt          No vote
       statements

B.2    Approve the 2009 earnings distribution; proposed          Mgmt          No vote
       cash dividend: TWD 3 per share

B.3    Approve to revise the Articles of Incorporation           Mgmt          No vote

B.4    Approve to revise the policies and procedures             Mgmt          No vote
       for financial derivatives transactions

B.5    Other issues and extraordinary motions                    Mgmt          No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO INSERTION      Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.

       PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY BALLOT,
       WE OR OUR DESIGNEE WILL FILL OUT THE BALLOT
       IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE WITH
       THE CLIENTS INSTRUCTIONS. HOWEVER, IF THE VOTING
       AT THE SHAREHOLDERS MEETING IS DONE BY ACCLAMATION,
       WE/OUR DESIGNEE WILL NOT TAKE ANY ACTION IN
       RESPECT OF THE RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TENCENT HLDGS LTD                                                                           Agenda Number:  702319624
--------------------------------------------------------------------------------------------------------------------------
        Security:  G87572148
    Meeting Type:  AGM
    Meeting Date:  12-May-2010
          Ticker:
            ISIN:  KYG875721485
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

-      PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

1      Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and Auditors for
       the YE 31 DEC 2009

2      Declare a final dividend                                  Mgmt          For                            For

3.1.a  Re-elect Mr. Zhang Zhidong as a Director                  Mgmt          For                            For

3.1.b  Re-elect Mr. Charles St Leger Searle as a Director        Mgmt          For                            For

3.2    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors'  remuneration

4      Re-appointment of Auditors and authorize the              Mgmt          For                            For
       Board of Directors to fix their  remuneration

5      Authorize the director, subject to paragraph              Mgmt          Against                        Against
       (c), a general mandate be and is hereby unconditionally
       granted to the Directors of the Company to
       exercise    during the Relevant Period all
       the powers of the Company to allot, issue and
       dispose of shares in the Company and to make
       or grant offers, agreements,     options or
       warrants which would or might require the exercise
       of such powers; b) the mandate in paragraph
       (a) shall authorize the Directors of the Company
       during the Relevant Period to make or grant
       offers, agreements and options    which would
       or might require the exercise of such powers
       after the end of the Relevant Period; c) the
       aggregate nominal value of share capital allotted
       or  agreed conditionally or unconditionally
       to be allotted  whether pursuant to   an option
       or otherwise  by the Directors of the Company
       pursuant to the       mandate in paragraph
       (a), CONTD..

-      ..CONTD otherwise than pursuant to i) a rights            Non-Voting    No vote
       issue, or ii) any option       scheme or similar
       arrangement for the time being adopted for
       the grant or     issue to the officers and/or
       employees of the Company and/or any of its
       subsidiaries of shares or rights to acquire
       shares of the Company or iii) any scrip dividend
       or similar arrangement pursuant to the articles
       of association of the Company from time to
       time, shall not exceed 20% of the aggregate
       nominal amount of the share capital of
       the Company in issue at the date of    this
       Resolution and the said mandate shall be limited
       accordingly; and        Authority expires the
       earlier of the conclusion of the next AGM or
       the        expiration of the period within
       which the next AGM is to be held by law

6      Authorize the Directors, a general mandate unconditionallyMgmt          For                            For
       granted to the     Directors of the Company
       to exercise during the Relevant Period all
       the       powers of the Company to purchase
       or otherwise acquire shares in the capital
       of the Company in accordance with all applicable
       laws and the requirements of the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong   Kong Limited, provided that the aggregate
       nominal amount of shares so         purchased
       or otherwise acquired shall not exceed 10%
       of the aggregate nominal amount of the share
       capital of the Company in issue at the date
       of this       Resolution; and  Authority expires
       the earlier of the conclusion of the next
       AGM or the expiration of the period within
       which the next AGM is to be held   by law

7      Approve the conditional upon the passing of               Mgmt          Against                        Against
       Resolutions 5 and 6 set out in    the Notice
       convening this Meeting, the aggregate nominal
       amount of the shares which are purchased or
       otherwise acquired by the Company pursuant
       to          Resolution 6 shall be added to
       the aggregate nominal amount of the shares
       which may be issued pursuant to Resolution
       5

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 UNITED MICROELECTRONICS CORP                                                                Agenda Number:  702443499
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y92370108
    Meeting Type:  AGM
    Meeting Date:  15-Jun-2010
          Ticker:
            ISIN:  TW0002303005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    To report the 2009 business operations                    Non-Voting    No vote

A.2    To report the 2009 audited reports                        Non-Voting    No vote

A.3    To report the status of acquisition or disposal           Non-Voting    No vote
       of assets

A.4    To report the status of the 2009 corporate bonds          Non-Voting    No vote

A.5    To report the status of buyback treasury stock            Non-Voting    No vote

A.6    To report the procedures of transferring buy              Non-Voting    No vote
       back treasury stocks to          employees

A.7    To report the revision to the employee Stock              Non-Voting    No vote
       Options Plan

A.8    To report the status of acquiring total share             Non-Voting    No vote
       ownership of He Jian Technology (Suzhou) Co.,
       Ltd. through merging its holding Company

B.1    Approve the 2009 business reports and financial           Mgmt          No vote
       statements

B.2    Approve the 2009 profit distribution, proposed            Mgmt          No vote
       cash dividend: TWD 0.5 per     share

B.3    Approve the revision to the procedures of trading         Mgmt          No vote
       derivatives

B.4    Approve the revision to the procedures of asset           Mgmt          No vote
       acquisition or disposal

B.5    Approve the proposal to release the prohibition           Mgmt          No vote
       on Directors from             participation
       in competitive business

B.6    Approve the revision to the procedures of monetary        Mgmt          No vote
       loans

B.7    Approve the revision to the procedures of endorsement     Mgmt          No vote
       and guarantee

B.8    Approve the issuance of new shares via private            Mgmt          No vote
       placement or global depositary receipt or local
       convertible bonds

B.9    Extraordinary motions                                     Mgmt          No vote

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.

CMMT   IF YOU WISH TO EXPRESS YOUR DISSENSION PLEASE             Non-Voting    No vote
       CONTACT YOUR CLIENT SERVICE     REPRESENTATIVE.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 VINDA INTERNATIONAL HOLDINGS LTD                                                            Agenda Number:  702363449
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9361V108
    Meeting Type:  AGM
    Meeting Date:  14-May-2010
          Ticker:
            ISIN:  KYG9361V1086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST'     ONLY FOR ALL
       THE RESOLUTIONS. THANK YOU.

1      Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the     Directors and the
       Auditors of the Company for the YE 31 DEC 2009

2      Declare a final dividend for the YE 31 DEC 2009           Mgmt          For                            For

3.a.1  Re-elect Mr. L.I. Chao Wang as an Executive               Mgmt          For                            For
       Director

3.a.2  Re-elect Ms. Zhang Dong Fang as an Executive              Mgmt          For                            For
       Director

3.a.3  Re-elect Mr. Johann Christoph Michalski as a              Mgmt          For                            For
       Non-Executive Director

3.a.4  Re-elect Mr. Hui Chin Tong, Godfrey as an Independent     Mgmt          For                            For
       Non-Executive Director

3.a.5  Re-elect Mr. Kam Robert as an Independent Non-Executive   Mgmt          For                            For
       Director

3.b    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4      Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       of the Company and authorize the Board of Directors
       to fix their remuneration

5      Approve to give a general mandate to the Directors        Mgmt          Against                        Against
       to issue shares up to 20%

6      Approve to give a general mandate to the Directors        Mgmt          For                            For
       to repurchase shares up to 10%

7      Authorize the Directors to issue and allot the            Mgmt          Against                        Against
       shares repurchased by the      Company

CMMT   PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING             Non-Voting    No vote
       INFORMATION IS AVAILABLE BY     CLICKING ON
       THE MATERIAL URL LINK:
       http://www.hkexnews.hk/listedco/listconews/sehk/20100414/LTN20100414667.pdf

       Transact any other business                               Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF NON-NUMBERED AND NON-VOTABLE RESOLUTION.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 WISTRON CORP                                                                                Agenda Number:  702438626
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y96738102
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0003231007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    To report the business of 2009                            Non-Voting    No vote

1.2    Audit Committee's Report                                  Non-Voting    No vote

1.3    Amendment of the Company's rules and procedures           Non-Voting    No vote
       of Board of Directors Meeting

2.1    Ratification for the Business Report and Financial        Mgmt          For                            For
       Statements of 2009

2.2    Ratification for the proposal for distribution            Mgmt          For                            For
       of 2009 profits

2.3    Discussion for the capitalization of part of              Mgmt          For                            For
       2009 profits through issuance of new shares

2.4    Discussion for amendments of the Articles of              Mgmt          For                            For
       Incorporation

2.5    Discussion for amendments of the procedures               Mgmt          For                            For
       Governing Endorsements and Guarantees

2.6    Discussion for amendments of the procedures               Mgmt          For                            For
       Governing Loaning of Funds

2.7    Discussion for amendments of the procedures               Mgmt          For                            For
       of Assets Acquisition and Disposal

2.8    Discussion for the offering of newly issued               Mgmt          Against                        Against
       common shares or the offering of newly issued
       common shares in the form of GDR

2.9    Discussion for the proposal to opt for tax benefits       Mgmt          For                            For
       for the issuance of new common shares in 2009
       and the earnings in 2008

3.     Extemporary motion                                        Non-Voting    No vote

4.     Adjournment                                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 YUANTA FINANCIAL HOLDING CO LTD                                                             Agenda Number:  702457424
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y2169H108
    Meeting Type:  AGM
    Meeting Date:  18-Jun-2010
          Ticker:
            ISIN:  TW0002885001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2009 business operations                              Non-Voting    No vote

A.2    The 2009 audited reports                                  Non-Voting    No vote

A.3    The status of the Rules of Board meeting                  Non-Voting    No vote

A.4    The status of the code of conduct                         Non-Voting    No vote

A.5    The status of treasury stocks transferring                Non-Voting    No vote

A.6    The establishment of buyback treasury stocks              Non-Voting    No vote
       and conditions of transferring   to employees

A.7    The status of buyback treasury stock                      Non-Voting    No vote

B.1    Receive the 2009 business reports and financial           Mgmt          No vote
       statements

B.2    Approve the 2009 profit Distribution proposed             Mgmt          No vote
       cash dividend: TWD 0.9 per      share

B.3    Approve the revision to the Articles of Incorporation     Mgmt          No vote

B41.1  Election of Ching Chang Yen as a Chairman  Shareholder    Mgmt          No vote
       No. 366956

B42.1  Election of Willian Seetoo as the Independent             Mgmt          No vote
       Director  ID No. A100862681

B42.2  Election of Chao Lin Yang as the Independent              Mgmt          No vote
       Director  ID No. Q100320341

B42.3  Election of Cheng Ji Lin as the Independent               Mgmt          No vote
       Director  ID No. B101447429

B42.4  Election of Ling Long Shen as the Independent             Mgmt          No vote
       Director  ID No. X100005317

B.5    Extraordinary motions                                     Mgmt          No vote

CMMT   PLEASE NOTE THAT IN CASES WHERE THE CLIENT INSTRUCTS      Non-Voting    No vote
       US TO VOTE AGAINST ANY   PROPOSAL TO BE DISCUSSED
       AT A SHAREHOLDERS MEETING AND THE VOTING WITH
       RESPECT TO SUCH PROPOSAL IS DONE BY
       BALLOT, WE OR OUR DESIGNEE WILL FILL OUT  THE
       BALLOT IN RESPECT OF SUCH PROPOSAL IN ACCORDANCE
       WITH THE CLIENTS         INSTRUCTIONS. HOWEVER,
       IF THE VOTING AT THE SHAREHOLDERS MEETING IS
       DONE BY   ACCLAMATION, WE/OUR DESIGNEE WILL
       NOT TAKE ANY ACTION IN RESPECT OF THE
       RELEVANT PROPOSAL. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 ZHUZHOU CSR TIMES ELECTRIC CO LTD                                                           Agenda Number:  702144483
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9892N104
    Meeting Type:  EGM
    Meeting Date:  18-Dec-2009
          Ticker:
            ISIN:  CNE1000004X4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO              Non-Voting    No vote
       VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL RESOLUTIONS.
       THANK YOU.

S.1    Approve, subject to the approval of the relevant          Mgmt          For                            For
       governmental authorities in the PRC, to grant
       the Board of Directors an unconditional general
       mandate, to issue short-term debt financing
       instruments in the aggregate principal amount
       of up to RMB 1 billion [the 'Instruments']
       for the 2 financial years ending 31 DEC 2011
       and in particular be authorized to effect the
       following: a) to determine the terms and conditions,
       plan and all other matters in respect of the
       issue of the Instruments based on the needs
       of the Company and the market conditions, including
       without limitation to the form of issue, issue
       value, issue term, interest rates, the placing
       or underwriting arrangements and the use of
       proceeds; b) to make corresponding changes
       to the plan of such issue based on the opinions
       of the regulatory authorities when there is
       any change on the policies which affects the
       issue of the instruments or when there are
       changes in the market conditions, save for
       issues which are subject to further approval
       at shareholders' meeting as required by the
       relevant laws, regulations and the articles
       of association of the Company; and c) to sign,
       seal, execute, perfect and deliver for and
       on behalf of the Company all such documents
       and deeds and to do all such other acts and
       things as it may in its absolute discretion
       consider necessary, desirable or expedient
       in connection with the issue of the instruments

S.2    Approve and ratify all actions and steps taken            Mgmt          For                            For
       by the Board with respect to the issue of the
       instruments prior to the date of the EGM




--------------------------------------------------------------------------------------------------------------------------
 ZIJIN MINING GROUP CO LTD, FUJIAN PROVINCE                                                  Agenda Number:  702098927
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9892H107
    Meeting Type:  EGM
    Meeting Date:  05-Nov-2009
          Ticker:
            ISIN:  CNE100000502
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the issue of medium-term notes and short-term     Mgmt          For                            For
       notes and authorize the Board of Directors
       a general and unconditional mandate for the
       issue arrangement of medium-term notes and
       short-term notes, to issue medium-term notes
       and short-term notes with a total aggregate
       principal amount not exceeding RMB 7.5 billion
       [RMB 7.5 billion included] within the validity
       period of the mandate

S.2    Approve the proposed amendments to the Articles           Mgmt          For                            For
       of Association of the Company, and authorize
       the Board of Directors to do all applications,
       filings and registrations with the relevant
       authorities as necessary in respect of the
       amendments to the Articles of Association

       PLEASE NOTE THAT CUMULATIVE VOTING APPLIES TO             Non-Voting    No vote
       RESOLUTIONS REGARDING THE ELECTION OF DIRECTORS
       AND SUPERVISORS. STANDING INSTRUCTIONS HAVE
       BEEN REMOVED FOR THIS MEETING. PLEASE NOTE
       THAT ONLY A VOTE "FOR" THE DIRECTOR AND SUPERVISORS
       WILL BE CUMULATED. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE IF YOU HAVE ANY QUESTIONS

3.1    Elect Mr. Chen Jinghe as a Director of the fourth         Mgmt          For                            For
       Board of Directors of the Company

3.2    Elect Mr. Luo Yingnan as a Director of the fourth         Mgmt          For                            For
       Board of Directors of the Company

3.3    Elect Mr. Liu Xiaochu as a Director of the fourth         Mgmt          For                            For
       Board of Directors of the Company

3.4    Elect Mr. Lan Fusheng as a Director of the fourth         Mgmt          For                            For
       Board of Directors of the Company

3.5    Elect Mr. Huang Xiaodong as a Director of the             Mgmt          For                            For
       fourth Board of Directors of the Company

3.6    Elect Mr. Zou Laichang as a Director of the               Mgmt          For                            For
       fourth Board of Directors of the Company

3.7    Elect Mr. Peng Jiaqing as a Director of the               Mgmt          For                            For
       fourth Board of Directors of the Company

3.8    Elect Mr. Su Congfu as a Director of the fourth           Mgmt          For                            For
       Board of Directors of the Company

3.9    Elect Mr. Chen Yuchuan as a Director of the               Mgmt          For                            For
       fourth Board of Directors of the Company

3.10   Elect Mr. Lin Yongjing as a Director of the               Mgmt          For                            For
       fourth Board of Directors of the Company

3.11   Elect Mr. Wang Xiaojun as a Director of the               Mgmt          For                            For
       fourth Board of Directors of the Company

4.1    Elect Mr. Lin Shuiqing as a Supervisor of the             Mgmt          For                            For
       Company of the fourth Supervisory Committee
       of the Company

4.2    Elect Mr. Xu Qiang as a Supervisor of the Company         Mgmt          For                            For
       of the fourth Supervisory Committee of the
       Company

4.3    Elect Mr. Lin Xinxi as a Supervisor of the Company        Mgmt          For                            For
       of the fourth Supervisory Committee of the
       Company

5.     Approve to review the remunerations proposal              Mgmt          For                            For
       of Directors and Supervisors of the fourth
       term of Board of Directors and Supervisory
       Committee; authorize the Board of Directors
       to enter into service contracts and/or appointment
       letters with each of the newly elected Directors
       and supervisors respectively subject to such
       terms and conditions as the Board of Directors
       shall think fit and to do all such acts and
       things and handle all other related matters
       as necessary

6.     Approve the proposal of participation in the              Mgmt          For                            For
       bid of 50% shares transfer of Zijin Copper
       and authorize the Board of Directors to sign
       the subsequent related documents and handle
       all the matters as necessary [including but
       not limited to, all applications, filings and
       registrations with the relevant authorities]




--------------------------------------------------------------------------------------------------------------------------
 ZIJIN MINING GROUP CO LTD, FUJIAN PROVINCE                                                  Agenda Number:  702406718
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9892H107
    Meeting Type:  AGM
    Meeting Date:  25-May-2010
          Ticker:
            ISIN:  CNE100000502
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 688970 DUE TO ADDITIONAL RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE THAT THE COMPANY NOTICE IS AVAILABLE          Non-Voting    No vote
       BY CLICKING ON THE URL LINK: http://www.hkexnews.hk/listedco/listconews/sehk/20100428/LTN20100428059.pdf

1.     Approve the report of the Board of Directors              Mgmt          For                            For
       of the Company for 2009

2.     Approve the report of the Independent Directors           Mgmt          For                            For
       of the Company for 2009

3.     Approve the report of Supervisory Committee               Mgmt          For                            For
       of the Company for 2009

4.     Approve the financial report for the YE 31 DEC            Mgmt          For                            For
       2009

5.     Approve the Company's 2009 annual report and              Mgmt          For                            For
       its summary report

6.     Approve the profit distribution proposal of               Mgmt          For                            For
       the Company for the YE 31 DEC 2009

7.     Approve the remunerations of the Directors and            Mgmt          For                            For
       Supervisors of the Company for the YE 31 DEC
       2009

8.     Re-appointment of Ernst & Young Hua Ming and              Mgmt          For                            For
       Ernst & Young as the Company's domestic and
       International Auditors respectively for the
       YE 31 DEC 2010, and authorize the Board of
       Directors to determine their remuneration

9.     Authorize the Board of Directors to make the              Mgmt          Against                        Against
       donation decisions with a total aggregate annual
       amount not exceeding 6% of the Company's total
       net profit of the year, and to report the execution
       of the donation in the AGM


* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Greater China Growth Portfolio
By (Signature)       /s/ Hon. Robert Lloyd George
Name                 Hon. Robert Lloyd George
Title                President
Date                 08/27/2010